                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
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                               MFS SERIES TRUST X
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                        Date of fiscal year end: May 31*
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                  Date of reporting period: November 30, 2004
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  * This Form N-CSR pertains to the following series of the Registrant, which have a May 31 fiscal year end: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Gemini UK Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund. The remaining series of the Registrant have a fiscal year end of July 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) EMERGING MARKETS EQUITY FUND                                    11/30/04


SEMIANNUAL REPORT
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                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                5
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    6
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        EXPENSE TABLE                                       12
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            14
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                19
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       32
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               44
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      44
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

  o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

  o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

  o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

  o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

  o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

  o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    December 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

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PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE

              Stocks                                     95.8%
              Cash & Other Net Assets                     4.2%

              TOP TEN HOLDINGS

              Samsung Electronics Co. Ltd.                5.9%
              ------------------------------------------------
              Anglo American PLC                          5.1%
              ------------------------------------------------
              OAO Lukoil Sponsored, ADR                   2.7%
              ------------------------------------------------
              POSCO, ADR                                  2.5%
              ------------------------------------------------
              China Mobile Ltd.                           2.4%
              ------------------------------------------------
              Teva Pharmaceutical
              Industries Ltd., ADR                        2.4%
              ------------------------------------------------
              Petroleo Brasileiro S.A., ADR               2.2%
              ------------------------------------------------
              Sasol Ltd.                                  2.0%
              ------------------------------------------------
              Companhia Vale do Rio Doce, ADR             1.9%
              ------------------------------------------------
              Standard Bank Group Ltd.                    1.8%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         23.5%
              ------------------------------------------------
              Basic Materials                            19.8%
              ------------------------------------------------
              Energy                                     11.4%
              ------------------------------------------------
              Utilities & Communications                 11.2%
              ------------------------------------------------
              Technology                                 10.4%
              ------------------------------------------------
              Autos & Housing                             5.2%
              ------------------------------------------------
              Consumer Staples                            3.9%
              ------------------------------------------------
              Leisure                                     3.7%
              ------------------------------------------------
              Health Care                                 2.8%
              ------------------------------------------------
              Special Products & Services                 1.4%
              ------------------------------------------------
              Retailing                                   1.1%
              ------------------------------------------------
              Industrial Goods & Services                 1.0%
              ------------------------------------------------
              Transportation                              0.4%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              South Korea                                17.8%
              ------------------------------------------------
              Taiwan                                     10.4%
              ------------------------------------------------
              South Africa                               10.0%
              ------------------------------------------------
              Brazil                                      9.5%
              ------------------------------------------------
              Mexico                                      9.4%
              ------------------------------------------------
              China                                       7.1%
              ------------------------------------------------
              Great Britain                               5.1%
              ------------------------------------------------
              India                                       5.1%
              ------------------------------------------------
              Russia                                      3.9%
              ------------------------------------------------
              Other                                      21.7%
              ------------------------------------------------

Percentages are based on net assets as of 11/30/04.

The portfolio is actively managed, and current holdings may be different.

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MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six-months ended November 30, 2004, Class A shares of the MFS(R) Emerging Markets Equity Fund provided an average annual return - not including sales charges - of 20.52%, lagging the 21.67% return for the fund's benchmark, the MSCI Emerging Markets Index. The MFS Emerging Markets Equity Fund seeks capital appreciation by investing at least 80% of its assets in stocks and related securities of emerging market issuers.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment, corporate spending, and corporate earnings growth continued to improve, although we feel that record-high oil prices, concerns about rising interest rates, and an unsettled geopolitical environment affected global markets. The U.S. Federal Reserve Board raised interest rates four times during the period, and in our view, set expectations for an ongoing series of modest rate hikes. During the reporting period, the U.S. dollar fell significantly against the Euro and other major currencies. This trend would have a negative impact on the relative performance of any fund which was overweight in dollar denominated assets versus its benchmark. Alternatively, it would help funds which were underweight.

DETRACTORS FROM RELATIVE PERFORMANCE

Stock selection in the utilities and communications, and industrial goods and services sectors held back relative performance.

Despite the fact that none of our poorer-performing positions were held in these sectors, stocks in other sectors that detracted from the fund's relative performance included CEMEX*. Mexican-based CEMEX is a leading global producer of cement and concrete. A few stocks in technology proved disappointing; for instance, Taiwan-based AU Optronics, which is a leading manufacturer of TFT-LCD flat panel displays. Not holding strong-performing information technology stock Infosys Technologies, which is tracked by the fund's benchmark, also detracted from relative performance.

The fund's cash position also held back relative returns. As with nearly all mutual funds, this fund holds some cash to buy new holdings and to provide liquidity. In a period when emerging market stocks - as measured by the MSCI Emerging Markets Index - rose sharply, holding any cash position hurt relative performance. The index does not have a cash position.

During the reporting period, shifts in currency valuations were a significant detractor from performance relative to the benchmark. The base currency of the fund is U.S. dollars and the performance of the fund, and that of its benchmark, are presented in terms of this currency. Nevertheless, specific holdings of the fund and benchmark may be denominated in different currencies, and therefore present the possibility of currency depreciation or appreciation. Because the exposures of the fund and the benchmark to foreign currency movements may differ from time to time, these movements may ave a material impact on relative performance.

CONTRIBUTORS TO RELATIVE PERFORMANCE

On the positive side, stock selection in financial services and basic materials contributed to the fund's relative performance over the period. An overweighting in basic materials and an underweighting in technology also aided results. Financial services stock Absa Group was a top contributor. The company offers traditional banking, insurance, and financial service products primarily in South Africa. In basic materials, Brazilian iron ore miner Companhia Vale do Rio Doce, contributed to relative results. In the technology sector, not holding poor performing Taiwan-based semiconductor manufacturer United Microelectronics aided results. In the energy sector, not holding poor performing Russian oil company YUKOS, and overweighting Luxembourg-based steel pipe manufacturer Tenaris contributed to relative performance. Stocks in other sectors that contributed to performance included health care firm Teva Pharmaceutical, retailing firm Grupo Elektra, and leisure firm Grupo Televisa. Grupo Elektra is a Mexico-based retailer of electronics, furniture, and appliances with stores in Mexico, Guatemala, Honduras, and Peru. Grupo Televisa is a Mexico-based media company with interests in television, radio, and publishing.

* Stock was not held at the end of the period.

The views expressed are those of the portfolio manager only through the end of the period as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

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PERFORMANCE SUMMARY THROUGH 11/30/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

------------------------
Average annual
without sales charge
------------------------

                      Class
  Share class     inception date    6-mo     1-yr     3-yr     5-yr     Life*
------------------------------------------------------------------------------
       A             10/24/95       20.52%   29.42%   22.95%    8.72%    5.38%
------------------------------------------------------------------------------
       B             10/24/95       20.14%   28.69%   22.33%    8.15%    4.83%
------------------------------------------------------------------------------
       C             6/27/96        20.07%   28.63%   22.32%    8.12%    4.86%
------------------------------------------------------------------------------
       I              1/2/97        20.69%   29.89%   23.53%    9.23%    5.82%
------------------------------------------------------------------------------


------------------------
Average annual
------------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average emerging market fund+       19.97%   27.78%   23.11%    7.43%    5.05%
------------------------------------------------------------------------------
MSCI Emerging Markets Index#        21.67%   28.88%   23.97%    6.15%    4.01%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.

------------------------
Average annual
with sales charge
------------------------

  Share class                       6-mo     1-yr     3-yr     5-yr     Life*
------------------------------------------------------------------------------
       A                            13.59%   21.97%   20.55%    7.44%    4.69%
------------------------------------------------------------------------------
       B                            16.14%   24.69%   21.66%    7.86%    4.83%
------------------------------------------------------------------------------
       C                            19.07%   27.63%   22.32%    8.12%    4.86%
------------------------------------------------------------------------------
I Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

------------------------
Cumulative without
sales charge
------------------------

------------------------------------------------------------------------------
       A                            20.52%   29.42%   85.85%   51.89%   61.05%
------------------------------------------------------------------------------
       B                            20.14%   28.69%   83.05%   47.99%   53.65%
------------------------------------------------------------------------------
       C                            20.07%   28.63%   83.00%   47.76%   53.99%
------------------------------------------------------------------------------
       I                            20.69%   29.89%   88.48%   55.48%   67.36%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
* For the period from the commencement of the fund's investment operations, October 24, 1995, through November 30, 2004. Index information is from November 1, 1995.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

MSCI Emerging Markets Index - is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the calendar month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for I shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for C shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The portfolio invests in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

Over-the-counter (OTC) transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in buying and selling these securities at a fair price.

The portfolio has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, as compared to a portfolio with less active trading policies, which would increase a shareholder's tax liability unless shares are held through a tax- deferred or exempt vehicle (such as an Individual Retirement Account (IRA)). Frequent trading also increases transaction costs, which could detract from the portfolio's performance.

The portfolio's value will vary daily since its investments will fluctuate in response to issuer, market, regulatory, economic, or political developments. Please see the prospectus for further information regarding these and other risk considerations.

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EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
JUNE 1, 2004, THROUGH NOVEMBER 30, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service
(12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2004 through November 30, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   6/01/04-
                            Ratio       6/01/04        11/31/04       11/31/04
------------------------------------------------------------------------------
        Actual               1.91%      $1,000         $1,205           $10.56
  A     ----------------------------------------------------------------------
        Hypothetical         1.91%      $1,000         $1,015            $9.65
------------------------------------------------------------------------------
        Actual               2.56%      $1,000         $1,201           $14.12
  B    -----------------------------------------------------------------------
        Hypothetical         2.56%      $1,000         $1,012           $12.91
------------------------------------------------------------------------------
        Actual               2.56%      $1,000         $1,201           $14.12
  C     ----------------------------------------------------------------------
        Hypothetical         2.56%      $1,000         $1,012           $12.91
------------------------------------------------------------------------------
        Actual               1.57%      $1,000         $1,207            $8.69
  I     ----------------------------------------------------------------------
        Hypothetical         1.57%      $1,000         $1,017            $7.94
------------------------------------------------------------------------------

 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 11/30/04
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 95.8%
----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES          $ VALUE
----------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.8%
----------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V.                                             418,270       $1,095,265
----------------------------------------------------------------------------------------------

Automotive - 1.3%
----------------------------------------------------------------------------------------------
Hyundai Motor Co. Ltd.                                                 34,810       $1,713,110
----------------------------------------------------------------------------------------------

Banks & Credit Companies - 20.2%
----------------------------------------------------------------------------------------------
Absa Group Ltd.                                                       128,370       $1,555,297
----------------------------------------------------------------------------------------------
African Bank Investments Ltd.                                         321,690          952,909
----------------------------------------------------------------------------------------------
Akbank T.A.S.                                                     308,561,435        1,465,236
----------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                          360,460        1,042,558
----------------------------------------------------------------------------------------------
Bank Colombia S.A.                                                     65,300          782,947
----------------------------------------------------------------------------------------------
Bank Hapoalim B.M.                                                    199,070          581,286
----------------------------------------------------------------------------------------------
Bank Leumi le-Israel B.M.                                             270,230          635,471
----------------------------------------------------------------------------------------------
Bank Rakyat Indonesia                                               2,896,000          777,891
----------------------------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.                                 981,866        1,121,262
----------------------------------------------------------------------------------------------
FirstRand Ltd.                                                        705,090        1,615,034
----------------------------------------------------------------------------------------------
Fubon Financial Holding Co. Ltd.                                    1,163,000        1,165,707
----------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V.                                 701,330        1,309,807
----------------------------------------------------------------------------------------------
Hana Bank                                                              48,690        1,295,614
----------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                 43,850          788,591
----------------------------------------------------------------------------------------------
Krung Thai Bank PLC                                                 2,033,600          464,351
----------------------------------------------------------------------------------------------
LIC Housing Finance Ltd.                                              359,190        1,404,000
----------------------------------------------------------------------------------------------
Mega Financial Holding Co. Ltd.                                     1,569,000        1,022,467
----------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                     25,830        1,485,225
----------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk.                                           4,037,500        1,229,854
----------------------------------------------------------------------------------------------
Shinhan Financial Group Co. Ltd.                                       64,620        1,352,798
----------------------------------------------------------------------------------------------
Standard Bank Group Ltd.                                              227,033        2,424,188
----------------------------------------------------------------------------------------------
Taishin Financial Holdings Co. Ltd.                                 1,428,000        1,293,952
----------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A.                            47,570        1,330,533
----------------------------------------------------------------------------------------------
                                                                                   $27,096,978
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.8%
----------------------------------------------------------------------------------------------
Astro All Asia Networks PLC*                                          493,200         $720,332
----------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                               26,170        1,629,606
----------------------------------------------------------------------------------------------
TV Azteca S.A. de C.V., ADR                                           124,740        1,350,934
----------------------------------------------------------------------------------------------
                                                                                    $3,700,872
----------------------------------------------------------------------------------------------
Business Services - 0.5%
----------------------------------------------------------------------------------------------
CITIC Pacific Ltd.                                                    228,000         $645,120
----------------------------------------------------------------------------------------------

Chemicals - 2.5%
----------------------------------------------------------------------------------------------
Formosa Chemicals & Fibre Corp.                                       364,920         $679,448
----------------------------------------------------------------------------------------------
Sasol Ltd.                                                            135,040        2,687,311
----------------------------------------------------------------------------------------------
                                                                                    $3,366,759
----------------------------------------------------------------------------------------------
Computer Software - Systems - 0.8%
----------------------------------------------------------------------------------------------
Acer, Inc.                                                            358,512         $547,364
----------------------------------------------------------------------------------------------
High Tech Computer Corp.                                              136,800          551,870
----------------------------------------------------------------------------------------------
                                                                                    $1,099,234
----------------------------------------------------------------------------------------------
Conglomerates - 0.9%
----------------------------------------------------------------------------------------------
Alfa S.A de C.V.                                                      165,340         $817,947
----------------------------------------------------------------------------------------------
Koor Industries Ltd.*                                                   9,660          451,007
----------------------------------------------------------------------------------------------
                                                                                    $1,268,954
----------------------------------------------------------------------------------------------
Construction - 2.9%
----------------------------------------------------------------------------------------------
Corporacion GEO S.A. de C.V.*                                         788,300       $1,472,934
----------------------------------------------------------------------------------------------
Gujarat Ambuja Cements Ltd.                                            74,030          612,163
----------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                           189,060        1,208,756
----------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V.                                 155,500          629,388
----------------------------------------------------------------------------------------------
                                                                                    $3,923,241
----------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.5%
----------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V.                                 195,920         $653,706
----------------------------------------------------------------------------------------------

Electronics - 8.9%
----------------------------------------------------------------------------------------------
AU Optronics Corp.                                                    703,800         $923,840
----------------------------------------------------------------------------------------------
MediaTek, Inc.                                                        113,712          730,439
----------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                           19,030        7,886,061
----------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                         1,638,000        2,404,264
----------------------------------------------------------------------------------------------
                                                                                   $11,944,604
----------------------------------------------------------------------------------------------
Energy - Independent - 3.9%
----------------------------------------------------------------------------------------------
CNOOC Ltd.                                                          1,199,000         $682,363
----------------------------------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd.                                           53,120          971,351
----------------------------------------------------------------------------------------------
Polski Koncern Naftowy ORLEN S.A.                                      36,300          856,680
----------------------------------------------------------------------------------------------
PTT Public Co.                                                        272,000        1,166,257
----------------------------------------------------------------------------------------------
Reliance Industries Ltd.                                              138,770        1,610,904
----------------------------------------------------------------------------------------------
                                                                                    $5,287,555
----------------------------------------------------------------------------------------------
Energy - Integrated - 6.5%
----------------------------------------------------------------------------------------------
OAO LUKOIL, ADR                                                        29,190       $3,626,856
----------------------------------------------------------------------------------------------
PetroChina Co. Ltd.                                                 3,758,000        2,126,630
----------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                          76,850        2,932,594
----------------------------------------------------------------------------------------------
                                                                                    $8,686,080
----------------------------------------------------------------------------------------------
Forest & Paper Products - 1.9%
----------------------------------------------------------------------------------------------
Aracruz Celulose S.A.^                                                 30,650       $1,136,809
----------------------------------------------------------------------------------------------
Votorantim Celulose e Papel S.A., ADR^                                 37,310        1,404,722
----------------------------------------------------------------------------------------------
                                                                                    $2,541,531
----------------------------------------------------------------------------------------------
Furniture & Appliances - 1.0%
----------------------------------------------------------------------------------------------
LG Electronics, Inc.                                                   21,620       $1,305,242
----------------------------------------------------------------------------------------------

Gaming & Lodging - 0.9%
----------------------------------------------------------------------------------------------
Genting Berhad                                                        253,600       $1,234,632
----------------------------------------------------------------------------------------------

Insurance - 3.3%
----------------------------------------------------------------------------------------------
Liberty Group Ltd.                                                    121,811       $1,342,617
----------------------------------------------------------------------------------------------
Samsung Fire & Marine Insurance Co. Ltd.                               19,580        1,465,932
----------------------------------------------------------------------------------------------
Sanlam Group                                                          753,400        1,569,989
----------------------------------------------------------------------------------------------
                                                                                    $4,378,538
----------------------------------------------------------------------------------------------
Machinery & Tools - 1.0%
----------------------------------------------------------------------------------------------
Hyundai Mobis                                                          22,950       $1,365,837
----------------------------------------------------------------------------------------------

Metals & Mining - 13.3%
----------------------------------------------------------------------------------------------
Aluminum Corp. of China Ltd.                                        2,222,000       $1,421,739
----------------------------------------------------------------------------------------------
Anglo American PLC                                                    282,340        6,852,310
----------------------------------------------------------------------------------------------
China Steel Corp.                                                   1,220,550        1,344,593
----------------------------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A.                                    39,900          749,721
----------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                       100,560        2,495,899
----------------------------------------------------------------------------------------------
Mining and Metallurgical Co. Norilsk Nickel, ADR^                      28,480        1,651,840
----------------------------------------------------------------------------------------------
POSCO, ADR                                                             70,430        3,327,113
----------------------------------------------------------------------------------------------
                                                                                   $17,843,215
----------------------------------------------------------------------------------------------
Oil Services - 1.0%
----------------------------------------------------------------------------------------------
Tenaris S.A.^                                                          25,440       $1,283,702
----------------------------------------------------------------------------------------------

Personal Computers & Peripherals - 0.7%
----------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                   247,819         $999,735
----------------------------------------------------------------------------------------------

Pharmaceuticals - 2.8%
----------------------------------------------------------------------------------------------
Sun Pharmaceutical Industries Ltd.                                     55,330         $615,883
----------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                              116,190        3,169,663
----------------------------------------------------------------------------------------------
                                                                                    $3,785,546
----------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.9%
----------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                          14,160       $1,209,569
----------------------------------------------------------------------------------------------

Railroad & Shipping - 0.4%
----------------------------------------------------------------------------------------------
Wan Hai Lines Ltd.                                                    514,450         $510,858
----------------------------------------------------------------------------------------------

Specialty Chemicals - 1.2%
----------------------------------------------------------------------------------------------
IOI Corp.                                                             226,000         $565,000
----------------------------------------------------------------------------------------------
LG Chemical Ltd.                                                       10,650          441,845
----------------------------------------------------------------------------------------------
Nan Ya Plastics Corp.                                                 397,000          570,399
----------------------------------------------------------------------------------------------
                                                                                    $1,577,244
----------------------------------------------------------------------------------------------
Specialty Stores - 1.1%
----------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V.                                            158,270       $1,488,490
----------------------------------------------------------------------------------------------

Telecommunications - Wireless - 6.2%
----------------------------------------------------------------------------------------------
Advanced Info Service PLC                                             457,700       $1,138,008
----------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR                                        44,150        2,062,247
----------------------------------------------------------------------------------------------
Celular CRT Participacoes S.A.                                             0+                8
----------------------------------------------------------------------------------------------
China Mobile Ltd.                                                     981,000        3,217,304
----------------------------------------------------------------------------------------------
Partner Communication Co. Ltd.*                                        51,400          396,294
----------------------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                                     8,090        1,527,725
----------------------------------------------------------------------------------------------
                                                                                    $8,341,586
----------------------------------------------------------------------------------------------
Telephone Services - 4.5%
----------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR                                 40,940       $1,526,653
----------------------------------------------------------------------------------------------
China Netcom Group Corp. Ltd.                                       1,025,000        1,232,589
----------------------------------------------------------------------------------------------
China Telecom Corp. Ltd.                                            3,824,000        1,413,965
----------------------------------------------------------------------------------------------
KT Corp., ADR                                                          37,650          815,123
----------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes, ADR^                                   73,270        1,121,031
----------------------------------------------------------------------------------------------
                                                                                    $6,109,361
----------------------------------------------------------------------------------------------
Tobacco - 2.6%
----------------------------------------------------------------------------------------------
British American Tobacco                                               50,600         $589,224
----------------------------------------------------------------------------------------------
ITC Ltd.                                                               26,570          768,569
----------------------------------------------------------------------------------------------
KT&G Corp., ADR                                                        42,190        1,343,964
----------------------------------------------------------------------------------------------
PT Hanjaya Mandala Sampoerna Tbk.                                     985,000          736,459
----------------------------------------------------------------------------------------------
                                                                                    $3,438,216
----------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.5%
----------------------------------------------------------------------------------------------
YTL Power International Bhd.                                        1,215,500         $614,147
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $98,148,829)                                       $128,508,927
----------------------------------------------------------------------------------------------

Short-Term Obligation - 2.4%
----------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.06%, due 12/01/04,
at Amortized Cost                                                  $3,241,000       $3,241,000
----------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 3.2%
----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES          $ VALUE
----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                     4,303,044       $4,303,044
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $105,692,873)                                 $136,052,971
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (1.4)%                                             (1,936,645)
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $134,116,326
----------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
+ Share amount was less than one.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 11/30/04
ASSETS

Investments, at value, including $4,202,161 of securities
on loan (identified cost, $105,692,873)                         $136,052,971
--------------------------------------------------------------------------------------------------
Cash                                                                     188
--------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $1,940)                   1,974
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                    1,990,533
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    1,051,469
--------------------------------------------------------------------------------------------------
Interest and dividends receivable                                    176,378
--------------------------------------------------------------------------------------------------
Total assets                                                                          $139,273,513
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                   $398,553
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   234,367
--------------------------------------------------------------------------------------------------
Payable for securities loaned, at value                            4,303,044
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                       3,803
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         27,906
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                         1,694
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               187,820
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $5,157,187
--------------------------------------------------------------------------------------------------
Net assets                                                                            $134,116,326
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $104,466,360
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                      30,352,148
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                               (746,936)
--------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                       44,754
--------------------------------------------------------------------------------------------------
Net assets                                                                            $134,116,326
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                5,832,991
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                     $59,895,549
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               2,594,732
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $23.08
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$23.08)                                               $24.49
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $34,039,326
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,525,909
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $22.31
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                      $7,699,989
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 347,736
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $22.14
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $32,481,462
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,364,614
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $23.80
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 11/30/04

NET INVESTMENT INCOME

Income
--------------------------------------------------------------------------------------------------
  Dividends                                                        $1,648,364
--------------------------------------------------------------------------------------------------
  Interest                                                             17,931
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                             (210,357)
--------------------------------------------------------------------------------------------------
Total investment income                                                                 $1,455,938
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                     $570,583
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                                1,544
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          94,768
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                               87,710
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              149,991
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               33,761
--------------------------------------------------------------------------------------------------
  Administrative fee                                                    3,009
--------------------------------------------------------------------------------------------------
  Custodian fee                                                        64,219
--------------------------------------------------------------------------------------------------
  Printing                                                             22,704
--------------------------------------------------------------------------------------------------
  Postage                                                              19,872
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        23,255
--------------------------------------------------------------------------------------------------
  Legal fees                                                            2,241
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                        48,993
--------------------------------------------------------------------------------------------------
Total expenses                                                                          $1,122,650
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (1,411)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                             (47)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $1,121,192
--------------------------------------------------------------------------------------------------
Net investment income                                                                     $334,746
--------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                          $2,772,582
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                      (118,662)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                   $2,653,920
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                     $18,256,529
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies         (13,957)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                   $18,242,572
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                       $20,896,492
--------------------------------------------------------------------------------------------------
Change in net assets from operations                                                   $21,231,238
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                         SIX MONTHS ENDED               YEAR ENDED
                                                                 11/30/04                  5/31/04
                                                              (UNAUDITED)
CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                            $334,746                 $469,611
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                           2,653,920               17,275,564
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                           18,242,572                8,630,332
--------------------------------------------------------     ------------             ------------
Change in net assets from operations                          $21,231,238              $26,375,507
--------------------------------------------------------     ------------             ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
--------------------------------------------------------------------------------------------------
  Class A                                                             $--                $(345,159)
--------------------------------------------------------------------------------------------------
  Class B                                                              --                 (128,281)
--------------------------------------------------------------------------------------------------
  Class C                                                              --                  (25,317)
--------------------------------------------------------------------------------------------------
  Class I                                                              --                 (200,589)
--------------------------------------------------------     ------------             ------------
Total distributions declared to shareholders                          $--                $(699,346)
--------------------------------------------------------     ------------             ------------
Change in net assets from fund share transactions              $7,187,693              $15,886,195
--------------------------------------------------------     ------------             ------------
Redemption fees                                                    $5,037                   $2,665
--------------------------------------------------------     ------------             ------------
Total change in net assets                                    $28,423,968              $41,565,021
--------------------------------------------------------     ------------             ------------

NET ASSETS

At beginning of period                                       $105,692,358              $64,127,337
--------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of $44,754 and accumulated
distributions in excess of net investment income of
$289,992, respectively)                                      $134,116,326             $105,692,358
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                       SIX MONTHS                                  YEARS ENDED 5/31
                                            ENDED       -----------------------------------------------------------------------
CLASS A                                  11/30/04             2004             2003           2002           2001          2000
                                      (UNAUDITED)
Net asset value, beginning of period       $19.15           $13.67           $15.16         $14.07         $15.35        $13.77
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income (loss)(S)           $0.08            $0.11            $0.09          $0.05          $0.07        $(0.15)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   3.85             5.52            (1.58)          1.04          (1.35)         1.73
--------------------------------------     ------           ------           ------         ------         ------        ------
Total from investment operations            $3.93            $5.63           $(1.49)         $1.09         $(1.28)        $1.58
--------------------------------------     ------           ------           ------         ------         ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                  $--           $(0.15)             $--            $--            $--           $--
--------------------------------------     ------           ------           ------         ------         ------        ------
Redemption fees added to
paid-in capital#                            $0.00###         $0.00###           $--            $--            $--           $--
--------------------------------------     ------           ------           ------         ------         ------        ------
Net asset value, end of period             $23.08           $19.15           $13.67         $15.16         $14.07        $15.35
--------------------------------------     ------           ------           ------         ------         ------        ------
Total return (%)(+)                         20.52++          41.34            (9.83)          7.60          (8.27)        11.47
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 5/31
                                            ENDED       -----------------------------------------------------------------------
CLASS A (CONTINUED)                      11/30/04             2004             2003           2002           2001          2000
                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                   1.91+            2.10             2.29           2.34           2.24          2.26
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)           0.78+            0.62             0.68           0.37           0.45         (0.92)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             47              116              214            189            154           161
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $59,896          $48,806          $27,180        $33,212        $29,060       $34,515
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. Effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief
    Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income
    (loss) per share and the ratios would have been:

Net investment income (loss)                $0.08^          $0.10            $0.06          $0.02          $0.04        $(0.17)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   1.91+^          2.20             2.49           2.54           2.42          2.40
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 0.78+^          0.52             0.48           0.17           0.27         (1.06)
-------------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May
       31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%. Per share, ratios, and supplemental data for the periods prior to June
       1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     + Annualized.
    ++ Not annualized.
     ^ The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 5/31
                                            ENDED       -----------------------------------------------------------------------
CLASS B                                  11/30/04             2004             2003           2002           2001          2000
                                      (UNAUDITED)
Net asset value, beginning of period       $18.57           $13.28           $14.79         $13.80         $15.13        $13.64
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income (loss)(S)           $0.01            $0.01            $0.01         $(0.01)        $(0.01)       $(0.22)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   3.73             5.36            (1.52)          1.00          (1.32)         1.71
--------------------------------------     ------           ------           ------         ------         ------        ------
Total from investment operations            $3.74            $5.37           $(1.51)         $0.99         $(1.33)        $1.49
--------------------------------------     ------           ------           ------         ------         ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                  $--           $(0.08)             $--            $--            $--           $--
--------------------------------------     ------           ------           ------         ------         ------        ------
Redemption fees added to
paid-in capital#                            $0.00###         $0.00###           $--            $--            $--           $--
--------------------------------------     ------           ------           ------         ------         ------        ------
Net asset value, end of period             $22.31           $18.57           $13.28         $14.79         $13.80        $15.13
--------------------------------------     ------           ------           ------         ------         ------        ------
Total return (%)                            20.14++          40.64           (10.34)          7.17          (8.85)        11.00
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued


                                       SIX MONTHS                                  YEARS ENDED 5/31
                                            ENDED       -----------------------------------------------------------------------
CLASS B (CONTINUED)                      11/30/04             2004             2003           2002           2001          2000
                                      (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                   2.56+            2.63             2.79           2.84           2.74          2.75
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)           0.15+            0.08             0.10          (0.10)         (0.04)        (1.40)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             47              116              214            189            154           161
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $34,039          $31,053          $21,568        $32,671        $27,584       $34,374
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. Effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief
    Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income
    (loss) per share and the ratios would have been:

Net investment income (loss)                $0.01^         $(0.00)###       $(0.01)        $(0.04)        $(0.03)       $(0.24)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   2.56+^          2.73             2.99           3.04           2.92          2.89
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 0.15+^         (0.02)           (0.10)         (0.30)         (0.22)        (1.54)
-------------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May
       31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%. Per share, ratios, and supplemental data for the periods prior to June
       1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.
     + Annualized.
    ++ Not annualized.
     ^ The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 5/31
                                            ENDED       -----------------------------------------------------------------------
CLASS C                                  11/30/04             2004             2003           2002           2001          2000
                                      (UNAUDITED)
Net asset value, beginning of period       $18.44           $13.19           $14.69         $13.71         $15.05        $13.57
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income (loss)(S)           $0.01            $0.01            $0.01         $(0.01)        $(0.01)       $(0.21)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   3.69             5.33            (1.51)          0.99          (1.33)         1.69
--------------------------------------     ------           ------           ------         ------         ------        ------
Total from investment operations            $3.70            $5.34           $(1.50)         $0.98         $(1.34)        $1.48
--------------------------------------     ------           ------           ------         ------         ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                  $--           $(0.09)             $--            $--            $--           $--
--------------------------------------     ------           ------           ------         ------         ------        ------
Redemption fees added to
paid-in capital#                            $0.00###         $0.00###           $--            $--            $--           $--
--------------------------------------     ------           ------           ------         ------         ------        ------
Net asset value, end of period             $22.14           $18.44           $13.19         $14.69         $13.71        $15.05
--------------------------------------     ------           ------           ------         ------         ------        ------
Total return (%)                            20.07++          40.73           (10.35)          7.15          (8.90)        10.91
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                                   YEARS ENDED 5/31
                                       SIX MONTHS
                                            ENDED       -----------------------------------------------------------------------
CLASS C (CONTINUED)                      11/30/04             2004             2003           2002           2001          2000
                                      (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                   2.56+            2.63             2.79           2.84           2.74          2.75
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)           0.10+            0.08             0.08          (0.05)         (0.06)        (1.33)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             47              116              214            189            154           161
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                              $7,700           $7,013           $3,063         $5,213         $3,530        $4,860
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. Effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief
    Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income
    (loss) per share and the ratios would have been:

Net investment income (loss)                $0.01^         $(0.00)###       $(0.01)        $(0.03)        $(0.03)       $(0.23)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   2.56+^          2.73             2.99           3.04           2.92          2.89
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 0.10+^         (0.02)           (0.12)         (0.25)         (0.24)        (1.47)
-------------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May
       31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%. Per share, ratios, and supplemental data for the periods prior to June
       1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.
     + Annualized.
    ++ Not annualized.
     ^ The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 5/31
                                            ENDED       -----------------------------------------------------------------------
CLASS I                                  11/30/04             2004             2003           2002           2001          2000
                                      (UNAUDITED)
Net asset value, beginning of period       $19.72           $14.05           $15.50         $14.32         $15.55        $13.88
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income (loss)(S)           $0.11            $0.20            $0.25          $0.17          $0.15        $(0.07)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   3.97             5.68            (1.70)          1.01          (1.38)         1.74
--------------------------------------     ------           ------           ------         ------         ------        ------
Total from investment operations            $4.08            $5.88           $(1.45)         $1.18         $(1.23)        $1.67
--------------------------------------     ------           ------           ------         ------         ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                  $--           $(0.21)             $--            $--            $--           $--
--------------------------------------     ------           ------           ------         ------         ------        ------
Redemption fees added to
paid-in capital#                            $0.00###         $0.00###           $--            $--            $--           $--
--------------------------------------     ------           ------           ------         ------         ------        ------
Net asset value, end of period             $23.80           $19.72           $14.05         $15.50         $14.32        $15.55
--------------------------------------     ------           ------           ------         ------         ------        ------
Total return (%)                            20.69++          42.04            (9.42)          8.24          (7.91)        12.03
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                                                   YEARS ENDED 5/31
                                       SIX MONTHS
                                            ENDED       -----------------------------------------------------------------------
CLASS I (CONTINUED)                      11/30/04             2004             2003           2002           2001          2000
                                      (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                   1.57+            1.63             1.79           1.84           1.74          1.74
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)           1.05+            1.08             1.93           1.23           1.02         (0.43)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             47              116              214            189            154           161
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $32,481          $18,821          $12,317         $2,590           $887          $865
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. Effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief
    Compliance Officer services paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income
    (loss) per share and the ratios would have been:

Net investment income (loss)                $0.11^          $0.18            $0.22          $0.14          $0.12        $(0.09)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   1.57+^          1.73             1.99           2.04           1.92          1.88
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 1.05+^          0.98             1.73           1.03           0.84         (0.57)
-------------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May
       31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share, ratios, and supplemental data for the periods prior to June
       1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.
     + Annualized.
    ++ Not annualized.
     ^ The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charges a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund will not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. The fund may determine to reinstitute the 30 calendar day redemption fee period, or otherwise change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended November 30, 2004, the fund's custodian fees were reduced by $1,384 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended November 30, 2004, the fund's miscellaneous expenses were reduced by $27 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, passive foreign investment companies, and capital losses.

The tax character of distributions declared for the years ended May 31, 2004 and May 31, 2003 was as follows:

                                                 5/31/04    5/31/03
          Distributions declared from:
          ---------------------------------------------------------
          Ordinary income                       $699,346        $--
          ---------------------------------------------------------

As of May 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                      $(2,892,181)
          ----------------------------------------------------------
          Post-October currency loss deferral               (138,520)
          ----------------------------------------------------------
          Unrealized appreciation                         11,454,949
          ----------------------------------------------------------
          Other temporary differences                         (5,520)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          May 31, 2010                                     $(563,078)
          ----------------------------------------------------------
          May 31, 2011                                    (2,329,103)
          ----------------------------------------------------------
          Total                                           $(2,892,181)
          ----------------------------------------------------------

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $500 million of average net assets              1.05%
          ----------------------------------------------------------
          In excess of $500 million of average net assets       1.00%
          ----------------------------------------------------------

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees' compensation is a pension expense of $203 for retired Independent Trustees for the six months ended November 30, 2004.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                            0.00000%
          ----------------------------------------------------------

For the six months ended November 30, 2004, the fund paid MFS $3,009, equivalent to 0.0055% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $7,118 for the six months ended November 30, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of share are as follows:

                                     CLASS A          CLASS B          CLASS C

Distribution Fee                       0.10%            0.75%            0.75%
------------------------------------------------------------------------------
Service Fee                            0.25%            0.25%            0.25%
------------------------------------------------------------------------------
Total Distribution Plan                0.35%            1.00%            1.00%
------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended November 30, 2004 amounted to:

                                     CLASS A          CLASS B          CLASS C

Service Fee Retained by MFD           $1,830             $285             $337
------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended November 30, 2004 were as follows:

                                     CLASS A          CLASS B          CLASS C

Effective Annual Percentage Rates      0.35%            1.00%            1.00%
------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended November 30, 2004 were as follows:

                                     CLASS A          CLASS B          CLASS C

Contingent Deferred Sales Charges
  Imposed                              $832          $16,443           $1,252
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the six months ended November 30, 2004, the fund paid MFSC a fee of $47,160 for shareholder services which equated to 0.0868% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $18,337 for the six months ended November 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $56,873,286 and $50,066,400, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $106,201,550
          ----------------------------------------------------------
          Gross unrealized appreciation                  $30,393,140
          ----------------------------------------------------------
          Gross unrealized depreciation                     (541,719)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $29,851,421
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                             Six months ended 11/30/04   Year ended 5/31/04
                                SHARES      AMOUNT       SHARES      AMOUNT

CLASS A SHARES

Shares sold                    672,665   $13,788,095    2,062,763  $37,492,238
-------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                       --           --        17,819      326,801
-------------------------------------------------------------------------------
Shares reacquired             (625,927)  (12,409,330)  (1,520,389) (26,911,968)
-------------------------------------------------------------------------------
Net change
                                46,738    $1,378,765      560,193  $10,907,071
-------------------------------------------------------------------------------

CLASS B SHARES

Shares sold
                               210,226    $4,178,027    1,061,732  $18,846,127
-------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                       --           --         6,693      119,265
-------------------------------------------------------------------------------
Shares reacquired             (356,326)   (6,787,941)  (1,021,004) (18,069,655)
-------------------------------------------------------------------------------
Net change                    (146,100)  $(2,609,914)      47,421     $895,737
-------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                    178,325    $3,474,944      378,865   $6,699,340
-------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                       --           --         1,229       21,748
-------------------------------------------------------------------------------
Shares reacquired             (210,974)   (4,066,952)    (232,016)  (3,958,368)
-------------------------------------------------------------------------------
Net change                     (32,649)    $(592,008)     148,078   $2,762,720
-------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                    499,872   $10,860,997      477,822   $9,051,158
-------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                       --           --         2,599       48,970
-------------------------------------------------------------------------------
Shares reacquired              (89,765)   (1,850,147)    (402,459)  (7,779,461)
-------------------------------------------------------------------------------
Net change                     410,107    $9,010,850       77,962   $1,320,667
-------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended November 30, 2004 was $299, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended November 30, 2004.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, swap agreements, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------


[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              FEM-SEM 1/05 21M

MFS(R) INTERNATIONAL VALUE FUND                                        11/30/04

SEMIANNUAL REPORT
-------------------------------------------------------------------------------


                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                5
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    6
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        EXPENSE TABLE                                       11
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            13
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                20
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       33
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND
                        INFORMATION                                         45
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      45
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

  o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

  o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

  o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

  o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

  o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

  o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    December 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
------------------------------------------------------------------------------

PORFOLIO STRUCTURE*

              Stocks                                     95.8%
              Cash & Other Net Assets                     4.2%

              TOP TEN HOLDINGS

              TOTAL S.A., ADR                             3.0%
              ------------------------------------------------
              BP PLC, ADR                                 2.2%
              ------------------------------------------------
              Vodafone Group PLC                          2.0%
              ------------------------------------------------
              Nestle S.A.                                 1.9%
              ------------------------------------------------
              Syngenta AG                                 1.9%
              ------------------------------------------------
              Royal Bank of Scotland Group PLC            1.8%
              ------------------------------------------------
              Deutsche Telekom AG                         1.5%
              ------------------------------------------------
              Tokyo Gas Co. Ltd.                          1.5%
              ------------------------------------------------
              TPG N.V.                                    1.5%
              ------------------------------------------------
              Statoil A.S.A.                              1.4%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         19.2%
              ------------------------------------------------
              Utilities & Communications                 18.7%
              ------------------------------------------------
              Energy                                     12.3%
              ------------------------------------------------
              Consumer Staples                            8.7%
              ------------------------------------------------
              Autos & Housing                             7.7%
              ------------------------------------------------
              Retailing                                   5.5%
              ------------------------------------------------
              Leisure                                     5.2%
              ------------------------------------------------
              Health Care                                 5.2%
              ------------------------------------------------
              Transportation                              3.7%
              ------------------------------------------------
              Industrial Goods & Services                 3.4%
              ------------------------------------------------
              Basic Materials                             3.4%
              ------------------------------------------------
              Technology                                  2.3%
              ------------------------------------------------
              Special Products & Services                 0.5%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Great Britain                              25.6%
              ------------------------------------------------
              Japan                                      16.4%
              ------------------------------------------------
              France                                     10.1%
              ------------------------------------------------
              Sweden                                      5.0%
              ------------------------------------------------
              Switzerland                                 4.9%
              ------------------------------------------------
              Germany                                     4.0%
              ------------------------------------------------
              Netherlands                                 3.9%
              ------------------------------------------------
              South Korea                                 3.7%
              ------------------------------------------------
              Spain                                       3.4%
              ------------------------------------------------
              Other                                      23.0%
              ------------------------------------------------

Percentages are based on net assets as of 11/30/04.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six-months ending November 30, 2004, the MFS International Value Fund Class A shares provided a cumulative return of 14.01%, not including sales charges, outperforming the 12.72% return for its primary benchmark, the MSCI EAFE Index. The fund also uses the MSCI EAFE Value Index as a secondary benchmark. This benchmark returned 15.15% during the reporting period, outperforming the fund's Class A return. The fund's investment objective is to seek long-term growth of capital with a secondary objective to seek reasonable current income. The fund invests, under normal market conditions, at least 65% of its net assets in equity securities of foreign (including emerging market) companies which Massachusetts Financial Services Company believes are undervalued in the market relative to their long term potential.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that record-high oil prices, concerns about rising interest rates, and a turbulent geopolitical environment affected global markets. During the reporting period, the U.S. dollar fell significantly against the Euro and other major currencies. This trend would have a negative impact on the relative performance of any fund which was overweight in dollar denominated assets versus its benchmark. Alternatively, it would help funds that were underweight. The U.S. Federal Reserve Board raised interest rates four times during the period, and in our view, set expectations for an ongoing series of modest rate hikes.

CONTRIBUTORS TO PERFORMANCE

The energy and the utilities and communications sectors were the strongest performing areas during the period. Within these two sectors, strong stock selection and, to a lesser extent, allocation contributed to the fund's relative outperformance of its primary benchmark over the period. Contributors within the energy sector included Tenaris, EnCana Corp, Mol Magyar Olaj-es Gazipari and CNOOC LTD. In the utilities and communications sector, our overweighted position in Fortum enhanced performance over the period. Although stock selection and allocation in the financial services sector detracted, two stocks from this sector were among the top overall contributors, DnB Holding ASA and Nordea Bank AB. Other stocks that added to our outperformance over the primary benchmark were Syngenta, Yell Group and Italcementi from the basic materials, leisure and autos and housing sectors, respectively.

DETRACTORS FROM PERFORMANCE

Stock selection and our relative underweighting in the financial services sector detracted from relative performance. Within the sector, our decision to overweight Converium Holdings and Leopalace 21 Corp proved detrimental to performance. Converium was subsequently sold from the portfolio. Stock selection within the consumer staples sector also detracted from relative performance as evidenced by CoolBrands International, which was among the top detractors for the period. Other stocks that detracted from performance over the period were KDDI, Sanyo Shokai, Tamron Co. Ltd., and Impact 21 Co. Ltd. from the utilities and communications, retailing, leisure, and retailing sectors, respectively.

The fund's cash position also detracted from relative performance. As with nearly all mutual funds, this portfolio holds cash to buy new holdings and provide liquidity. In a period when international equity markets rose as measured by the primary benchmark, holding any cash hurt performance versus our benchmarks, which have no cash position. During the reporting period, shifts in currency valuations were a significant detractor from performance relative to the benchmark. The base currency of the fund is U.S. dollars and the performance of the fund and its primary benchmark is presented in terms of this currency. Nevertheless specific holdings of the fund and its benchmark may be denominated in different currencies and, therefore, present the possibility of currency depreciation or appreciation. Because the exposures of the fund and the benchmark to foreign currency movements may differ, from time to time, these movements may have a material impact on relative performance.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 11/30/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                      Class
  Share class     inception date    6-mo     1-yr     3-yr     5-yr     Life*
------------------------------------------------------------------------------
       A             10/24/95       14.01%   30.54%   14.82%    5.85%    7.43%
------------------------------------------------------------------------------
       B             10/24/95       13.70%   29.77%   14.24%    5.29%    6.89%
------------------------------------------------------------------------------
       C              7/1/96        13.69%   29.82%   14.23%    5.29%    6.91%
------------------------------------------------------------------------------
       I              1/2/97        14.17%   31.17%   15.42%    6.37%    7.85%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average international
multi-cap core fund+                12.16%   22.01%    9.73%    0.13%    6.12%
------------------------------------------------------------------------------
MSCI EAFE Index#                    12.72%   24.66%   10.93%    0.06%    5.57%
------------------------------------------------------------------------------
MSCI EAFE Value Index#              15.15%   29.90%   13.97%    4.54%    8.28%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

--------------------
Average annual
with sales charge
--------------------

  Share class                       6-mo     1-yr     3-yr     5-yr     Life*
------------------------------------------------------------------------------
       A                             7.45%   23.03%   12.57%    4.60%    6.74%
------------------------------------------------------------------------------
       B                             9.70%   25.77%   13.47%    4.97%    6.89%
------------------------------------------------------------------------------
       C                            12.69%   28.82%   14.23%    5.29%    6.91%
------------------------------------------------------------------------------
I Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
       A                            14.01%   30.54%   51.36%   32.87%   92.05%
------------------------------------------------------------------------------
       B                            13.70%   29.77%   49.09%   29.43%   83.46%
------------------------------------------------------------------------------
       C                            13.69%   29.82%   49.04%   29.38%   83.75%
------------------------------------------------------------------------------
       I                            14.17%   31.17%   53.76%   36.15%   98.98%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

* For the period from the commencement of the fund's investment operations, October 24, 1995, through November 30, 2004. Index information is from November 1, 1995.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc..

INDEX DEFINITIONS

The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada.

MSCI EAFE (Europe, Australasia, Far East) Value Index is a free float-adjusted market capitalization index that is designed to measure developed market value equity performance, excluding the U.S. and Canada.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the calendar month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for I shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for C shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

Prices of value company securities held by the portfoio may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. If anticipated events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of value securities may not rise as expected or may fall.

The portfolio's value will vary daily since its investments will fluctuate in response to issuer, market, regulatory, economic, or political developments. Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
JUNE 1, 2004, THROUGH NOVEMBER 30, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service
(12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2004 through November 30, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class

--------------------------------------------------------------------------------
                                                                   Expenses
                     Annualized     Beginning        Ending      Paid During
                       Expense    Account Value  Account Value*     Period**
                        Ratio        6/01/04        11/30/04    6/01/04-11/30/04
--------------------------------------------------------------------------------
       Actual          1.65%        $1,000          $1,140           $8.85
 A     -------------------------------------------------------------------------
       Hypothetical    1.65%        $1,000          $1,017           $8.34
 -------------------------------------------------------------------------------
       Actual          2.30%        $1,000          $1,137           $12.32
 B     -------------------------------------------------------------------------
       Hypothetical    2.30%        $1,000          $1,013           $11.61
 -------------------------------------------------------------------------------
       Actual          2.30%        $1,000          $1,137           $12.32
 C     -------------------------------------------------------------------------
       Hypothetical    2.30%        $1,000          $1,013           $11.61
 -------------------------------------------------------------------------------
       Actual          1.33%        $1,000          $1,142           $7.14
 I     -------------------------------------------------------------------------
       Hypothetical    1.33%        $1,000          $1,018           $6.73
--------------------------------------------------------------------------------
 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).
** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 11/30/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes,

Stocks - 95.8%
-------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES              $ VALUE
-------------------------------------------------------------------------------------------------
Airlines - 2.8%
-------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                               421,320        $1,499,579
-------------------------------------------------------------------------------------------------
Thai Airways International Public Co. Ltd.                              693,600           849,073
-------------------------------------------------------------------------------------------------
TPG N.V.                                                                101,620         2,662,542
-------------------------------------------------------------------------------------------------
                                                                                       $5,011,194
-------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.8%
-------------------------------------------------------------------------------------------------
Diageo PLC                                                              104,344        $1,459,619
-------------------------------------------------------------------------------------------------

Apparel Manufacturers - 1.4%
-------------------------------------------------------------------------------------------------
Impact 21 Co. Ltd.                                                       46,700          $985,519
-------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd.                                                       273,900         1,533,404
-------------------------------------------------------------------------------------------------
                                                                                       $2,518,923
-------------------------------------------------------------------------------------------------
Automotive - 4.8%
-------------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                           30,170        $1,415,579
-------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                              33,510         1,414,942
-------------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin^                          21,360         1,233,960
-------------------------------------------------------------------------------------------------
Nissan Motor Co. Ltd.^                                                  117,800         1,240,120
-------------------------------------------------------------------------------------------------
PSA Peugeot Citroen S.A.^                                                19,670         1,201,927
-------------------------------------------------------------------------------------------------
Renault S.A.^                                                            17,470         1,428,668
-------------------------------------------------------------------------------------------------
Toyota Industries Corp.                                                  29,200           671,460
-------------------------------------------------------------------------------------------------
                                                                                       $8,606,656
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 13.5%
-------------------------------------------------------------------------------------------------
Acom Co. Ltd.                                                            11,990          $901,591
-------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                               32,450           734,243
-------------------------------------------------------------------------------------------------
Chiba Bank Ltd.                                                          79,000           502,062
-------------------------------------------------------------------------------------------------
Close Brothers Group PLC                                                 60,890           829,653
-------------------------------------------------------------------------------------------------
Credit Agricole S.A.^                                                    70,789         2,095,518
-------------------------------------------------------------------------------------------------
Depfa Bank PLC                                                           45,230           739,166
-------------------------------------------------------------------------------------------------
DNB Holding A.S.A.^                                                      95,100           895,802
-------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG                           14,660           745,813
-------------------------------------------------------------------------------------------------
Fortis                                                                   46,200         1,217,851
-------------------------------------------------------------------------------------------------

Banks & Credit Companies - continued
-------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V.                                   447,280          $835,342
-------------------------------------------------------------------------------------------------
Hana Bank                                                                24,940           663,639
-------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                               81,570         1,408,913
-------------------------------------------------------------------------------------------------
Jaccs Co. Ltd.                                                          148,000           788,357
-------------------------------------------------------------------------------------------------
Kookmin Bank                                                             19,360           736,732
-------------------------------------------------------------------------------------------------
Krung Thai Bank PLC                                                   3,136,500           716,187
-------------------------------------------------------------------------------------------------
Krungthai Card PLC                                                    1,019,600           607,906
-------------------------------------------------------------------------------------------------
LIC Housing Finance Ltd.                                                188,040           735,010
-------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                                      133         1,258,187
-------------------------------------------------------------------------------------------------
Nordea Bank AB                                                          233,020         2,287,160
-------------------------------------------------------------------------------------------------
Promise Co. Ltd.                                                         12,450           869,742
-------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                        107,128         3,291,925
-------------------------------------------------------------------------------------------------
Takefuji Corp.^                                                          21,770         1,415,214
-------------------------------------------------------------------------------------------------
                                                                                      $24,276,013
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.6%
-------------------------------------------------------------------------------------------------
Findexa Ltd.^                                                           154,060          $557,856
-------------------------------------------------------------------------------------------------
Pages Jaunes S.A.^*                                                      81,890         1,793,075
-------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc.                                          32,300           511,146
-------------------------------------------------------------------------------------------------
                                                                                       $2,862,077
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.9%
-------------------------------------------------------------------------------------------------
Dale Carnegie & Co. AB                                                   65,700          $757,228
-------------------------------------------------------------------------------------------------
ICAP PLC                                                                170,800           781,725
-------------------------------------------------------------------------------------------------
                                                                                       $1,538,953
-------------------------------------------------------------------------------------------------
Business Services - 0.5%
-------------------------------------------------------------------------------------------------
PHS Group PLC                                                           680,640          $903,989
-------------------------------------------------------------------------------------------------

Chemicals - 1.9%
-------------------------------------------------------------------------------------------------
Syngenta AG                                                              32,539        $3,441,845
-------------------------------------------------------------------------------------------------

Construction - 2.6%
-------------------------------------------------------------------------------------------------
Corporacion GEO S.A. de C.V.*                                           337,690          $630,972
-------------------------------------------------------------------------------------------------
Italcementi S.p.A.                                                      173,900         1,818,380
-------------------------------------------------------------------------------------------------
Italcementi S.p.A.^                                                      58,500           884,522
-------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                               196,000         1,285,558
-------------------------------------------------------------------------------------------------
                                                                                       $4,619,432
-------------------------------------------------------------------------------------------------

Consumer Goods & Services - 0.6%
-------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                    37,024        $1,091,717
-------------------------------------------------------------------------------------------------

Electrical Equipment - 1.1%
-------------------------------------------------------------------------------------------------
Bodycote International PLC                                              230,130          $699,248
-------------------------------------------------------------------------------------------------
Samsung SDI Co. Ltd.                                                      8,110           831,497
-------------------------------------------------------------------------------------------------
Vestas Wind Systems^                                                     34,510           399,578
-------------------------------------------------------------------------------------------------
                                                                                       $1,930,323
-------------------------------------------------------------------------------------------------
Electronics - 2.3%
-------------------------------------------------------------------------------------------------
Brother Industries Ltd.                                                  71,000          $568,331
-------------------------------------------------------------------------------------------------
CANON, Inc.                                                              25,000         1,251,637
-------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                              3,740         1,549,862
-------------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                        20,800           849,639
-------------------------------------------------------------------------------------------------
                                                                                       $4,219,469
-------------------------------------------------------------------------------------------------
Energy - Independent - 2.7%
-------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                            2,977,000        $1,694,240
-------------------------------------------------------------------------------------------------
EnCana Corp.*                                                            36,850         2,102,790
-------------------------------------------------------------------------------------------------
Santos Ltd.                                                             169,232         1,150,067
-------------------------------------------------------------------------------------------------
                                                                                       $4,947,097
-------------------------------------------------------------------------------------------------
Energy - Integrated - 8.4%
-------------------------------------------------------------------------------------------------
BP PLC, ADR                                                              64,912        $3,982,351
-------------------------------------------------------------------------------------------------
China Petroleum & Chemical Corp.                                      2,342,000         1,001,524
-------------------------------------------------------------------------------------------------
MOL Magyar Olaj-es Gazipari Rt., GDR                                     12,980           871,347
-------------------------------------------------------------------------------------------------
Repsol YPF S.A.^                                                         58,320         1,421,109
-------------------------------------------------------------------------------------------------
Statoil A.S.A                                                           161,960         2,562,470
-------------------------------------------------------------------------------------------------
Total S.A., ADR^                                                         48,772         5,345,408
-------------------------------------------------------------------------------------------------
                                                                                      $15,184,209
-------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.3%
-------------------------------------------------------------------------------------------------
Lawson, Inc.                                                             27,800        $1,000,708
-------------------------------------------------------------------------------------------------
William Morrison Supermarkets PLC*                                      293,790         1,263,224
-------------------------------------------------------------------------------------------------
                                                                                       $2,263,932
-------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 4.0%
-------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC*                                                  119,230        $1,064,053
-------------------------------------------------------------------------------------------------
Coolbrands International, Inc.*                                         110,550           785,290
-------------------------------------------------------------------------------------------------
Greencore Group PLC*                                                    186,665           719,236
-------------------------------------------------------------------------------------------------
Nestle S.A.                                                              13,565         3,482,938
-------------------------------------------------------------------------------------------------
Unilever PLC*                                                           115,580         1,057,984
-------------------------------------------------------------------------------------------------
                                                                                       $7,109,501
-------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.3%
-------------------------------------------------------------------------------------------------
Aracruz Celulose S.A.                                                    14,120          $523,711
-------------------------------------------------------------------------------------------------

Furniture & Appliances - 0.3%
-------------------------------------------------------------------------------------------------
Merloni Elettrodomestici S.p.A.^                                         33,370          $559,533
-------------------------------------------------------------------------------------------------

Gaming & Lodging - 0.7%
-------------------------------------------------------------------------------------------------
Star Cruises Ltd.*                                                    2,245,000          $527,575
-------------------------------------------------------------------------------------------------
William Hill Organization Ltd.*                                          73,460           729,987
-------------------------------------------------------------------------------------------------
                                                                                       $1,257,562
-------------------------------------------------------------------------------------------------
Insurance - 4.1%
-------------------------------------------------------------------------------------------------
Aviva PLC*                                                              108,930        $1,206,318
-------------------------------------------------------------------------------------------------
Benfield Group PLC                                                      242,510         1,223,473
-------------------------------------------------------------------------------------------------
Hiscox PLC                                                              348,380         1,058,550
-------------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC                                        183,000         1,258,967
-------------------------------------------------------------------------------------------------
Legal & General Group PLC*                                              384,070           779,830
-------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A.                                     56,100         1,214,957
-------------------------------------------------------------------------------------------------
St. James's Place Capital PLC                                           184,860           703,003
-------------------------------------------------------------------------------------------------
                                                                                       $7,445,098
-------------------------------------------------------------------------------------------------
Leisure & Toys - 1.0%
-------------------------------------------------------------------------------------------------
Heiwa Corp.                                                              71,900        $1,075,029
-------------------------------------------------------------------------------------------------
Tamron Co. Ltd.^                                                         26,600           761,364
-------------------------------------------------------------------------------------------------
                                                                                       $1,836,393
-------------------------------------------------------------------------------------------------
Machinery & Tools - 2.3%
-------------------------------------------------------------------------------------------------
Alfa Laval AB                                                            20,740          $325,402
-------------------------------------------------------------------------------------------------
Assa Abloy AB^                                                           83,220         1,293,312
-------------------------------------------------------------------------------------------------
Hyundai Mobis                                                            21,090         1,255,142
-------------------------------------------------------------------------------------------------
Neopost S.A.^                                                             7,930           570,535
-------------------------------------------------------------------------------------------------
Sandvik AB                                                               19,430           785,961
-------------------------------------------------------------------------------------------------
                                                                                       $4,230,352
-------------------------------------------------------------------------------------------------

Metals & Mining - 0.9%
-------------------------------------------------------------------------------------------------
Anglo American PLC*                                                      64,400        $1,562,969
-------------------------------------------------------------------------------------------------

Natural Gas - Distribution - 1.5%
-------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                      666,000        $2,668,782
-------------------------------------------------------------------------------------------------

Oil Services - 1.2%
-------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique S.A.^                                  12,520          $793,475
-------------------------------------------------------------------------------------------------
Fugro N.V.*                                                               8,491           740,635
-------------------------------------------------------------------------------------------------
Tenaris S.A.                                                             12,340           622,676
-------------------------------------------------------------------------------------------------
                                                                                       $2,156,786
-------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.2%
-------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                          47,250        $1,846,528
-------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                           92,900         1,455,717
-------------------------------------------------------------------------------------------------
Roche Holding AG                                                         17,720         1,866,573
-------------------------------------------------------------------------------------------------
Sanofi-Synthelabo                                                        21,228         1,597,789
-------------------------------------------------------------------------------------------------
Schering AG                                                              18,600         1,323,375
-------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                                 130,000         1,243,681
-------------------------------------------------------------------------------------------------
                                                                                       $9,333,663
-------------------------------------------------------------------------------------------------
Printing & Publishing - 1.9%
-------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                       101,430          $931,367
-------------------------------------------------------------------------------------------------
Yell Group PLC                                                          309,010         2,555,468
-------------------------------------------------------------------------------------------------
                                                                                       $3,486,835
-------------------------------------------------------------------------------------------------
Real Estate - 0.7%
-------------------------------------------------------------------------------------------------
LEOPALACE21 Corp.^                                                       73,100        $1,202,907
-------------------------------------------------------------------------------------------------

Specialty Chemicals - 0.3%
-------------------------------------------------------------------------------------------------
British Vita PLC                                                        120,950          $618,865
-------------------------------------------------------------------------------------------------

Specialty Stores - 2.8%
-------------------------------------------------------------------------------------------------
EDION Corp.                                                             103,900          $930,478
-------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V.                                               92,580           870,692
-------------------------------------------------------------------------------------------------
Lindex AB^                                                               23,840           804,807
-------------------------------------------------------------------------------------------------
Matalan PLC                                                             415,780         1,710,282
-------------------------------------------------------------------------------------------------
NEXT PLC                                                                 20,980           643,088
-------------------------------------------------------------------------------------------------
                                                                                       $4,959,347
-------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 5.0%
-------------------------------------------------------------------------------------------------
KDDI Corp.                                                                  448        $2,208,160
-------------------------------------------------------------------------------------------------
mm02 PLC                                                                583,560         1,274,097
-------------------------------------------------------------------------------------------------
MobilCom AG                                                              55,140         1,030,793
-------------------------------------------------------------------------------------------------
MobileOne Ltd.                                                          821,000           902,170
-------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                    1,335,311         3,623,528
-------------------------------------------------------------------------------------------------
                                                                                       $9,038,748
-------------------------------------------------------------------------------------------------
Telephone Services - 6.3%
-------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR                                   28,110        $1,048,222
-------------------------------------------------------------------------------------------------
Deutsche Telekom AG^                                                    125,940         2,673,935
-------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.*                                                   155,426           469,169
-------------------------------------------------------------------------------------------------
KT Freetel Co. Ltd.                                                      51,270         1,068,431
-------------------------------------------------------------------------------------------------
Royal KPN N.V.                                                          279,820         2,427,741
-------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.*                                      310,302         1,341,383
-------------------------------------------------------------------------------------------------
Telefonica S.A.                                                         127,086         2,232,233
-------------------------------------------------------------------------------------------------
                                                                                      $11,261,114
-------------------------------------------------------------------------------------------------
Tobacco - 3.3%
-------------------------------------------------------------------------------------------------
Altadis S.A.                                                             29,050        $1,185,708
-------------------------------------------------------------------------------------------------
British American Tobacco PLC*                                           118,330         1,987,672
-------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC*                                              57,270         1,491,708
-------------------------------------------------------------------------------------------------
Swedish Match AB^                                                       119,050         1,349,984
-------------------------------------------------------------------------------------------------
                                                                                       $6,015,072
-------------------------------------------------------------------------------------------------
Trucking - 0.9%
-------------------------------------------------------------------------------------------------
Singapore Post Ltd.                                                   3,035,200        $1,584,259
-------------------------------------------------------------------------------------------------

Utilities - Electric Power - 5.9%
-------------------------------------------------------------------------------------------------
Fortum Corp.                                                            142,550        $2,469,763
-------------------------------------------------------------------------------------------------
Iberdrola S.A.^                                                          49,780         1,169,358
-------------------------------------------------------------------------------------------------
Kelda Group PLC                                                          97,250         1,001,704
-------------------------------------------------------------------------------------------------
Severn Trent PLC                                                         60,820         1,033,840
-------------------------------------------------------------------------------------------------
Suez S.A.^                                                               86,580         2,034,960
-------------------------------------------------------------------------------------------------
Tohoku Electric Power Co., Inc.                                         122,600         2,173,291
-------------------------------------------------------------------------------------------------
United Utilities PLC, "A"                                                92,400           657,306
-------------------------------------------------------------------------------------------------
                                                                                      $10,540,222
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $139,617,341)                                         $172,267,167
-------------------------------------------------------------------------------------------------

Short-Term Obligation - 4.0%
-------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT           $ VALUE
-------------------------------------------------------------------------------------------------
UBS Finance, Inc., 2.07%, due 12/01/04, at Amortized Cost            $7,149,000        $7,149,000
-------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 15.3%
-------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES           $ VALUE
-------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                      27,490,754       $27,490,754
-------------------------------------------------------------------------------------------------

Repurchase Agreement - 0.1%
-------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT           $ VALUE
-------------------------------------------------------------------------------------------------
Merrill Lynch, dated 11/30/04, due 12/01/04, total to be
received $271,015 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account),
at Cost                                                                $271,000          $271,000
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $174,528,095)                                    $207,177,921
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (15.2)%                                              (27,364,716)
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $179,813,205
-------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 11/30/04

ASSETS

Investments, at value, including $26,251,439 of securities
on loan (identified cost, $174,528,095)                           $207,177,921
-----------------------------------------------------------------------------------------------------
Cash                                                                       445
-----------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $58,932)                   58,974
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                        260,174
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      3,245,996
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                      362,477
-----------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                       835
-----------------------------------------------------------------------------------------------------
Receivable from investment adviser                                         399
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $211,107,221
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                   $3,352,383
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                     429,043
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                          27,490,754
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                         4,407
-----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                      2,010
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                           2,667
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                  12,752
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $31,294,016
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $179,813,205
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $140,791,839
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                        32,659,750
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments
and foreign currency transactions                                    5,952,879
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                        408,737
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $179,813,205
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   7,559,025
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                       $91,756,799
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 3,821,245
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $24.01
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$24.01)                                                  $25.47
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                       $46,530,438
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 1,995,633
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $23.32
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $18,823,873
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   818,192
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $23.01
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                       $22,702,095
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   923,955
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $24.57
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 11/30/04

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                          $1,366,732
-----------------------------------------------------------------------------------------------------
  Interest                                                               91,152
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (107,683)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                    $1,350,201
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                       $601,207
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                  2,395
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           137,808
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                129,378
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                199,717
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                 75,715
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                      3,624
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                          80,919
-----------------------------------------------------------------------------------------------------
  Printing                                                               35,556
-----------------------------------------------------------------------------------------------------
  Postage                                                                35,986
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          23,155
-----------------------------------------------------------------------------------------------------
  Legal fees                                                              2,965
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                          40,044
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $1,368,469
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (488)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                           (95,171)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $1,272,810
-----------------------------------------------------------------------------------------------------
Net investment income                                                                         $77,391
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                            $6,187,209
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                         (11,479)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $6,175,730
-----------------------------------------------------------------------------------------------------
Net loss from disposal of investments in violation of
restrictions                                                            (24,889)
-----------------------------------------------------------------------------------------------------
Net increase from payments by affiliates                                 24,889
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                       $12,952,459
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies             6,171
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $12,958,630
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $19,134,360
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $19,211,751
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED                YEAR ENDED
                                                                     11/30/04                   5/31/04
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                                 $77,391                  $401,612
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                               6,175,730                13,783,267
-------------------------------------------------------------------------------------------------------
Net loss from disposal of investments in violation of
restrictions                                                          (24,889)                       --
----------------------------------------------------------------  -----------               -----------
Net increase from payments by affiliates                               24,889                        --
----------------------------------------------------------------  -----------               -----------
Net unrealized gain (loss) on investments and foreign
currency translation                                               12,958,630                11,684,112
----------------------------------------------------------------  -----------               -----------
Change in net assets from operations                              $19,211,751               $25,868,991
----------------------------------------------------------------  -----------               -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Class A                                                                 $--                 $(164,858)
-------------------------------------------------------------------------------------------------------
  Class C                                                                  --                    (9,498)
-------------------------------------------------------------------------------------------------------
  Class I                                                                  --                   (25,650)
----------------------------------------------------------------  -----------               -----------
Total distributions declared to shareholders                              $--                 $(200,006)
----------------------------------------------------------------  -----------               -----------
Change in net assets from fund share transactions                 $43,357,649               $17,292,361
----------------------------------------------------------------  -----------               -----------
Redemption fees                                                        $2,528                    $3,251
----------------------------------------------------------------  -----------               -----------
Total change in net assets                                        $62,571,928               $42,964,597
----------------------------------------------------------------  -----------               -----------

NET ASSETS

At beginning of period                                           $117,241,277               $74,276,680
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of $408,737 and $331,346,
respectively)                                                    $179,813,205              $117,241,277
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL  HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                       SIX MONTHS                                  YEARS ENDED 5/31
                                            ENDED       -----------------------------------------------------------------------
CLASS A                                  11/30/04             2004             2003           2002            2001         2000
                                      (UNAUDITED)

Net asset value, beginning
of period                                  $21.06           $16.14           $16.97         $17.64          $20.60       $18.03
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income (loss)(S)           $0.04            $0.13            $0.08         $(0.02)         $(0.03)       $0.32
---------------------------------------  --------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   2.91             4.85            (0.91)         (0.55)          (1.84)        3.17
---------------------------------------  --------           ------           ------         ------          ------       ------
Total from investment operations            $2.95            $4.98           $(0.83)        $(0.57)         $(1.87)       $3.49
---------------------------------------  --------           ------           ------         ------          ------       ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                  $--           $(0.06)             $--            $--          $(0.15)         $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 --               --               --          (0.10)          (0.35)       (0.92)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income           --               --               --             --           (0.12)          --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                 --               --               --             --           (0.47)          --
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                         --               --               --          (0.00)+++          --           --
---------------------------------------  --------           ------           ------         ------          ------       ------
Total distributions declared
to shareholders                               $--           $(0.06)             $--         $(0.10)         $(1.09)      $(0.92)
---------------------------------------  --------           ------           ------         ------          ------       ------
Redemption fees added to
paid-in capital#                            $0.00+++         $0.00+++           $--            $--             $--          $--
---------------------------------------  --------           ------           ------         ------          ------       ------
Net asset value, end of period             $24.01           $21.06           $16.14         $16.97          $17.64       $20.60
---------------------------------------  --------           ------           ------         ------          ------       ------
Total return (%)(+)                         14.01++          30.88            (4.89)         (3.20)          (9.41)       19.57
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 5/31
                                            ENDED       -----------------------------------------------------------------------
CLASS A (CONTINUED)                      11/30/04             2004             2003           2002            2001         2000
                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                   1.65+            1.90             2.08           2.06            2.08         2.04
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 0.19+            0.67             0.51          (0.11)          (0.17)        1.63
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             26               82               92             94             104           82
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $91,757          $66,216          $39,161        $38,122         $35,742      $33,767
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC.
    Prior to January 1, 2004, the investment adviser voluntarily waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                $0.01            $0.10            $0.06         $(0.03)         $(0.04)         $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   1.79+            2.04             2.16           2.14            2.13           --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 0.05+            0.53             0.43          (0.19)          (0.22)          --
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 5/31
                                            ENDED       -----------------------------------------------------------------------
CLASS B                                  11/30/04             2004             2003            2002           2001         2000
                                      (UNAUDITED)

Net asset value, beginning
of period                                  $20.51           $15.75           $16.65          $17.39         $20.34       $17.89
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income (loss)(S)          $(0.03)           $0.01            $0.00+++       $(0.10)        $(0.13)       $0.20
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   2.84             4.75            (0.90)          (0.54)         (1.82)        3.17
---------------------------------------  --------           ------           ------          ------         ------       ------
Total from investment operations            $2.81            $4.76           $(0.90)         $(0.64)        $(1.95)       $3.37
---------------------------------------  --------           ------           ------          ------         ------       ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                  $--              $--              $--             $--         $(0.10)         $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 --               --               --           (0.10)         (0.35)       (0.92)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income           --               --               --              --          (0.08)          --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                 --               --               --              --          (0.47)          --
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                         --               --               --           (0.00)+++         --           --
---------------------------------------  --------           ------           ------          ------         ------       ------
Total distributions declared
to shareholders                               $--              $--              $--          $(0.10)        $(1.00)      $(0.92)
---------------------------------------  --------           ------           ------          ------         ------       ------
Redemption fees added to
paid-in capital#                            $0.00+++         $0.00+++           $--             $--            $--          $--
---------------------------------------  --------           ------           ------          ------         ------       ------
Net asset value, end of period             $23.32           $20.51           $15.75          $16.65         $17.39       $20.34
---------------------------------------  --------           ------           ------          ------         ------       ------
Total return (%)                            13.70++          30.22            (5.41)          (3.65)         (9.92)       18.97
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 5/31
                                            ENDED       -----------------------------------------------------------------------
CLASS B (CONTINUED)                      11/30/04             2004             2003            2002           2001         2000
                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                   2.30+            2.44             2.58            2.56           2.58         2.53
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                (0.13)+           0.07             0.02           (0.60)         (0.67)        1.03
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             26               82               92              94            104           82
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $46,530          $37,076          $26,608         $27,751        $28,389      $27,390
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC.
    Prior to January 1, 2004, the investment adviser voluntarily waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                        $(0.06)          $(0.01)          $(0.01)         $(0.11)        $(0.14)         $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   2.44+            2.58             2.66            2.64           2.63           --
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (0.27)+          (0.07)           (0.06)          (0.68)         (0.72)          --
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 5/31
                                            ENDED       -----------------------------------------------------------------------
CLASS C                                  11/30/04             2004             2003           2002            2001         2000
                                      (UNAUDITED)

Net asset value, beginning
of period                                  $20.24           $15.55           $16.44         $17.17          $20.15       $17.74
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income (loss)(S)          $(0.03)           $0.03            $0.02         $(0.10)         $(0.11)       $0.24
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   2.80             4.68            (0.91)         (0.53)          (1.82)        3.09
---------------------------------------  --------           ------           ------         ------          ------       ------
Total from investment operations            $2.77            $4.71           $(0.89)        $(0.63)         $(1.93)       $3.33
---------------------------------------  --------           ------           ------         ------          ------       ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                  $--           $(0.02)             $--            $--          $(0.12)         $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 --               --               --          (0.10)          (0.35)       (0.92)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income           --               --               --             --           (0.11)          --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                 --               --               --             --           (0.47)          --
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                         --               --               --          (0.00)+++          --           --
---------------------------------------  --------           ------           ------         ------          ------       ------
Total distributions declared
to shareholders                               $--           $(0.02)             $--         $(0.10)         $(1.05)      $(0.92)
---------------------------------------  --------           ------           ------         ------          ------       ------
Redemption fees added to
paid-in capital#                            $0.00+++         $0.00+++           $--            $--             $--          $--
---------------------------------------  --------           ------           ------         ------          ------       ------
Net asset value, end of period             $23.01           $20.24           $15.55         $16.44          $17.17       $20.15
---------------------------------------  --------           ------           ------         ------          ------       ------
Total return (%)                            13.69++          30.27            (5.41)         (3.64)          (9.94)       18.90
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 5/31
                                            ENDED       -----------------------------------------------------------------------
CLASS C (CONTINUED)                      11/30/04             2004             2003           2002            2001         2000
                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                   2.30+            2.44             2.58           2.56            2.60         2.54
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                (0.13)+           0.14             0.13          (0.61)          (0.60)        1.24
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             26               82               92             94             104           82
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $18,824          $13,322           $8,248         $6,573          $6,784       $5,035
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC.
    Prior to January 1, 2004, the investment adviser voluntarily waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)               $(0.06)           $0.00+++         $0.01         $(0.11)         $(0.12)         $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   2.44+            2.58             2.66           2.64            2.65           --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                (0.27)+           0.00++++         0.05          (0.69)          (0.65)          --
-------------------------------------------------------------------------------------------------------------------------------
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
++++ Per share amount was less than 0.01%.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 5/31
                                            ENDED      ------------------------------------------------------------------------
CLASS I                                  11/30/04            2004           2003           2002             2001           2000
                                      (UNAUDITED)

Net asset value, beginning
of period                                  $21.52          $16.45         $17.20         $17.79           $20.77         $18.08
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

  Net investment income(S)                  $0.04           $0.18          $0.10          $0.12            $0.06          $0.44
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   3.01            5.01          (0.85)         (0.61)           (1.86)          3.17
---------------------------------------  --------          ------         ------         ------           ------         ------
Total from investment operations            $3.05           $5.19         $(0.75)        $(0.49)          $(1.80)         $3.61
---------------------------------------  --------          ------         ------         ------           ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                  $--          $(0.12)           $--            $--           $(0.20)           $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 --              --             --          (0.10)           (0.35)         (0.92)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income           --              --             --             --            (0.16)            --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                 --              --             --             --            (0.47)            --
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                         --              --             --          (0.00)+++           --             --
---------------------------------------  --------          ------         ------         ------           ------         ------
Total distributions declared
to shareholders                               $--          $(0.12)           $--         $(0.10)          $(1.18)        $(0.92)
---------------------------------------  --------          ------         ------         ------           ------         ------
Redemption fees added to paid-in
capital#                                    $0.00+++        $0.00+++         $--            $--              $--            $--
---------------------------------------  --------          ------         ------         ------           ------         ------
Net asset value, end of period             $24.57          $21.52         $16.45         $17.20           $17.79         $20.77
---------------------------------------  --------          ------         ------         ------           ------         ------
Total return (%)                            14.17++         31.57          (4.30)         (2.72)           (9.04)         20.19
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 5/31
                                            ENDED      ------------------------------------------------------------------------
CLASS I (CONTINUED)                      11/30/04            2004           2003           2002             2001           2000
                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                   1.33+           1.44           1.58           1.56             1.56           1.54
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                        0.21+           0.80           0.74           0.77             0.30           2.21
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             26              82             92             94              104             82
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $22,702            $627           $260           $458              $79            $89
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective January 1, 2004, MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other
    Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. Prior to January 1, 2004, the investment adviser voluntarily waived a portion of its fee for the periods indicated. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income                       $0.01           $0.15          $0.09          $0.11            $0.05            $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   1.47+           1.58           1.66           1.64             1.61             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                        0.07+           0.66           0.66           0.69             0.25             --
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS International Value Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charges a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund will not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. The fund may determine to reinstitute the 30 calendar day redemption fee period, or otherwise change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. All discount is accreted for tax reporting purposes as required by federal income tax regulations. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended November 30, 2004, the fund's custodian fees were reduced by $431 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended November 30, 2004, the fund's miscellaneous expenses were reduced by $57 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The tax character of distributions declared for the years ended May 31, 2004 and May 31, 2003 was as follows:

                                                        5/31/04        5/31/03

Total ordinary income distributions declared           $200,006            $--
------------------------------------------------------------------------------

As of May 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                    $400,242
          ---------------------------------------------------------
          Undistributed long-term capital gain              325,559
          ---------------------------------------------------------
          Unrealized appreciation                        19,134,969
          ---------------------------------------------------------
          Other temporary differences                       (51,155)
          ---------------------------------------------------------

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1 billion of average net assets               0.90%
          ----------------------------------------------------------
          Next $1 billion of average net assets                0.80%
          ----------------------------------------------------------
          Average net assets in excess of $2 billion           0.70%
          ----------------------------------------------------------

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets for Class A, Class B, Class C, and Class I. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. At November 30, 2004, aggregate unreimbursed expenses amounted to $192,580.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees' compensation is a pension expense of $177 for retired Independent Trustees for the six months ended November 30, 2004.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $855, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

During the six months ended November 30, 2004, the fund realized a loss on disposition of a security purchased in violation of the fund's investment restrictions. The amount of the loss was $24,889, which was subsequently reimbursed by MFS. The amount is separately disclosed in the Statement of Operations and the Statements of Changes in Net Assets. The fund's total return was not impacted.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the six months ended November 30, 2004, the fund paid MFS $3,624, equivalent to 0.0054% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $20,552 for the six months ended November 30, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                       CLASS A          CLASS B          CLASS C

Distribution Fee                         0.10%            0.75%            0.75%
--------------------------------------------------------------------------------
Service Fee                              0.25%            0.25%            0.25%
--------------------------------------------------------------------------------
Total Distribution Plan                  0.35%            1.00%            1.00%
--------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended November 30, 2004, amounted to:

                                       CLASS A          CLASS B          CLASS C

Service Fee Retained by MFD               $805              $65              $48
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended November 30, 2004 were as follows:

                                       CLASS A          CLASS B          CLASS C

Effective Annual Percentage Rates        0.35%            1.00%            1.00%
--------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended November 30, 2004 were as follows:

                                           CLASS A      CLASS B          CLASS C

Contingent Deferred Sales Charges Imposed   $1,474      $24,230           $1,644
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the six months ended November 30, 2004, the fund paid MFSC a fee of $57,960 for shareholder services which equated to 0.0868% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $36,428 for the six months ended November 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations aggregated $74,242,969 and $34,053,982, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $175,076,505
-----------------------------------------------------------------------------
Gross unrealized appreciation                                     $33,884,171
-----------------------------------------------------------------------------
Gross unrealized depreciation                                      (1,782,755)
-----------------------------------------------------------------------------
Net unrealized appreciation                                       $32,101,416
-----------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Six months ended 11/30/04               Year ended 5/31/04
                                         SHARES            AMOUNT            SHARES            AMOUNT

CLASS A SHARES

Shares sold                               1,210,438        $26,750,646        2,075,303        $37,967,607
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    --                 --            7,527            143,895
----------------------------------------------------------------------------------------------------------
Shares reacquired                          (533,404)       (11,680,683)      (1,365,352)       (24,814,644)
----------------------------------------------------------------------------------------------------------
Net change                                  677,034        $15,069,963          717,478        $13,296,858
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                 515,861        $11,023,090          681,580        $12,527,902
----------------------------------------------------------------------------------------------------------
Shares reacquired                          (327,520)        (6,965,206)        (563,490)       (10,441,345)
----------------------------------------------------------------------------------------------------------
Net change                                  188,341         $4,057,884          118,090         $2,086,557
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                 298,827         $6,313,264          313,736         $5,631,132
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    --                 --              390              7,147
----------------------------------------------------------------------------------------------------------
Shares reacquired                          (138,803)        (2,907,344)        (186,237)        (3,364,087)
----------------------------------------------------------------------------------------------------------
Net change                                  160,024         $3,405,920          127,889         $2,274,192
----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                 903,593        $21,027,554          245,981         $4,411,059
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    --                 --              106              2,107
----------------------------------------------------------------------------------------------------------
Shares reacquired                            (8,782)          (203,672)        (232,734)        (4,778,412)
----------------------------------------------------------------------------------------------------------
Net change                                  894,811        $20,823,882           13,353          $(365,246)
----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended November 30, 2004 was $410, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended November 30, 2004.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4,
2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

  [logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             FGI-SEM-01/05 22M

MFS(R) Mutual Funds
SEMIANNAUAL REPORT 11/30/04

MFS GEMINI U.K. FUND

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) GEMINI U.K. FUND
The fund seeks capital appreciation.

THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                              TABLE OF CONTENTS

                              PORTFOLIO COMPOSITION                          1
                              ------------------------------------------------
                              PERFORMANCE SUMMARY                            2
                              ------------------------------------------------
                              EXPENSE TABLE                                  4
                              ------------------------------------------------
                              PORTFOLIO OF INVESTMENTS                       5
                              ------------------------------------------------
                              FINANCIAL STATEMENTS                           8
                              ------------------------------------------------
                              NOTES TO FINANCIAL STATEMENTS                 12
                              ------------------------------------------------
                              PROXY VOTING POLICIES AND INFORMATION         18
                              ------------------------------------------------
                              QUARTERLY PORTFOLIO DISCLOSURE                18
                              ------------------------------------------------
                              CONTACT INFORMATION                   BACK COVER
                              ------------------------------------------------

----------------------------------------------------------------------------------------
NOT FDIC INSURED    MAY LOSE VALUE    NO BANK OR CREDIT UNION GUARANTEE    NOT A DEPOSIT
               NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
----------------------------------------------------------------------------------------

------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
------------------------------------------------------------------------------

PORFOLIO STRUCTURE*

              Stocks                                     99.6%
              Cash & Other Net Assets                     0.4%

              TOP TEN HOLDINGS

              BP PLC                                      8.8%
              ------------------------------------------------
              Vodafone Group PLC                          5.4%
              ------------------------------------------------
              Royal Bank of Scotland Group PLC            5.3%
              ------------------------------------------------
              GlaxoSmithKline                             4.8%
              ------------------------------------------------
              HSBC Holdings PLC                           4.5%
              ------------------------------------------------
              Barclays PLC                                4.4%
              ------------------------------------------------
              Astrazeneca PLC                             3.1%
              ------------------------------------------------
              Aviva PLC                                   2.9%
              ------------------------------------------------
              Shell Transport & Trading Co. PLC           2.8%
              ------------------------------------------------
              MMO2 PLC                                    2.6%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial services                         26.4%
              ------------------------------------------------
              Utilities & communications                 13.3%
              ------------------------------------------------
              Energy                                     11.7%
              ------------------------------------------------
              Health care                                 7.9%
              ------------------------------------------------
              Basic materials                             7.6%
              ------------------------------------------------
              Leisure                                     7.6%
              ------------------------------------------------
              Consumer staples                            7.3%
              ------------------------------------------------
              Retailing                                   6.5%
              ------------------------------------------------
              Special products & services                 3.5%
              ------------------------------------------------
              Transportation                              2.8%
              ------------------------------------------------
              Technology                                  2.5%
              ------------------------------------------------
              Industrial goods & services                 2.5%
              ------------------------------------------------

Percentages are based on net assets as of 11/30/04.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 11/30/04
--------------------------------------------------------------------------------

Currently, the fund offers Class A shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results include the deduction of the maximum sales charge and reflect the percentage change in the net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. (See Notes to Performance Summary for more information.)

CALL 1-800-343-2829 EXT. 35941 FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                         Class
   Share class      inception date      6-mo       1-yr       3-yr     Life*
------------------------------------------------------------------------------
        A              12/29/00          12.76%     23.80%    12.07%     3.85%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average European regions fund+           13.94%     25.00%    11.95%     1.88%
------------------------------------------------------------------------------
FTSE 350 Index#                          12.87%     25.24%    11.25%     3.27%
------------------------------------------------------------------------------
  Periods less than one year are actual, not annualized.

--------------------
Average annual
with sales charge
--------------------

Share class
------------------------------------------------------------------------------
        A                                 6.28%     16.68%     9.88%     2.30%
------------------------------------------------------------------------------

--------------------
Cumulative
without sales charge
--------------------

Share class
------------------------------------------------------------------------------
        A                                12.76%     23.80%    40.75%    15.98%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

* For the period from the commencement of the fund's investment operations, December 29, 2000, through November 30, 2004.
  Index information is from January 1, 2001.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

FINANCIAL TIMES STOCK EXCHANGE 350 INDEX - measures the major capital and industry segments of the U.K. market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Because the fund will invest a substantial amount of its assets in issuers located in the U.K., the primary factor affecting the fund's performance will be the performance of the U.K. stock market. The U.K. stock market's performance (and thus, the fund's performance) will be closely tied to economic and political conditions in the U.K. Although MFS believes that the U.K. market has a favorable investment climate, political, regulatory and economic factors may affect the fund's investments in issuers in the U.K.

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

The portfolio may invest a relatively high percentage of its assets in a small number of issuers or even in a single issuer. This makes the fund's value more sensitive to developments associated with the issuer and the overall market.

Please see the prospectus for further information regarding these and other risk considerations.

Effective December 16, 2004, shares of the fund are no longer available for purchase because the fund will terminate operations on or about January 31, 2005. Until the fund's termination date, shareholders may choose to redeem or exchange their shares for shares of the same class of any fund in the MFS Family of Funds(R). If a shareholder takes no action, his or her shares will automatically be exchanged on the termination date for shares of the MFS(R) Money Market Fund without incurring any sales charges or fees.

--------------------------------------------------------------------------------
EXPENSE TABLE
--------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM JUNE 1, 2004, THROUGH NOVEMBER 30, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2004 through November 30, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class

--------------------------------------------------------------------------------
                                                                   Expenses
                     Annualized     Beginning        Ending      Paid During
                       Expense    Account Value  Account Value*     Period**
                        Ratio        6/01/04        11/30/04    6/01/04-11/30/04
--------------------------------------------------------------------------------
Actual                              $1,000          $1,128           $6.67
--------------         1.25%     -----------------------------------------------
Hypothetical                        $1,000          $1,019           $6.33
--------------------------------------------------------------------------------
 * Ending account value reflects the fund's ending account value assuming the actual fund return per year before expenses (Actual) and a hypothetical 5% fund return per year before expenses (Hypothetical).

** Expenses paid is equal to the fund's annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 11/30/04
-----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 99.6%
-----------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES         $ VALUE
-----------------------------------------------------------------------------------------------
Aerospace - 0%
-----------------------------------------------------------------------------------------------
Rolls-Royce PLC                                                              84            $423
-----------------------------------------------------------------------------------------------
Rolls-Royce PLC, "B"                                                      2,671               6
-----------------------------------------------------------------------------------------------
                                                                                           $429
-----------------------------------------------------------------------------------------------
Airlines - 2.8%
-----------------------------------------------------------------------------------------------
Arriva PLC                                                                1,600         $14,982
-----------------------------------------------------------------------------------------------
Go-Ahead Group PLC                                                          652          17,170
-----------------------------------------------------------------------------------------------
                                                                                        $32,152
-----------------------------------------------------------------------------------------------
Alcoholic Beverages - 2.4%
-----------------------------------------------------------------------------------------------
Diageo PLC                                                                2,006         $28,061
-----------------------------------------------------------------------------------------------

Banks & Credit Companies - 20.1%
-----------------------------------------------------------------------------------------------
Alliance & Leicester PLC                                                    795         $12,929
-----------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                                1,091          24,686
-----------------------------------------------------------------------------------------------
Barclays PLC                                                              4,925          50,823
-----------------------------------------------------------------------------------------------
Close Brothers Group PLC                                                    215           2,929
-----------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                         3,064          52,171
-----------------------------------------------------------------------------------------------
Old Mutual PLC                                                            6,947          17,424
-----------------------------------------------------------------------------------------------
Paragon Group of Cos. PLC                                                 1,633          10,985
-----------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                          2,006          61,642
-----------------------------------------------------------------------------------------------
                                                                                       $233,589
-----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0%
-----------------------------------------------------------------------------------------------
ITV PLC*                                                                    228            $176
-----------------------------------------------------------------------------------------------

Business Services - 2.2%
-----------------------------------------------------------------------------------------------
Davis Service Group PLC                                                   1,606         $12,077
-----------------------------------------------------------------------------------------------
Intertek Group PLC                                                        1,003          13,513
-----------------------------------------------------------------------------------------------
                                                                                        $25,590
-----------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.4%
-----------------------------------------------------------------------------------------------
First Choice Holidays PLC                                                 1,946          $5,123
-----------------------------------------------------------------------------------------------
Johnson Service Group PLC                                                 1,237           9,361
-----------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                       847          24,975
-----------------------------------------------------------------------------------------------
                                                                                        $39,459
-----------------------------------------------------------------------------------------------
Electrical Equipment - 1.9%
-----------------------------------------------------------------------------------------------
Bodycote International PLC                                                7,177         $21,807
-----------------------------------------------------------------------------------------------

Electronics - 0.7%
-----------------------------------------------------------------------------------------------
Cookson Group PLC*                                                       12,357          $7,970
-----------------------------------------------------------------------------------------------

Energy - Integrated - 11.7%
-----------------------------------------------------------------------------------------------
BP PLC                                                                   10,028        $102,333
-----------------------------------------------------------------------------------------------
Shell Transport & Trading Co. PLC                                         3,927          33,020
-----------------------------------------------------------------------------------------------
                                                                                       $135,353
-----------------------------------------------------------------------------------------------
Engineering - Construction - 0.6%
-----------------------------------------------------------------------------------------------
AMEC PLC                                                                  1,172          $6,635
-----------------------------------------------------------------------------------------------

Food & Drug Stores - 0.9%
-----------------------------------------------------------------------------------------------
Somerfield PLC                                                            3,618         $10,561
-----------------------------------------------------------------------------------------------
Tesco PLC                                                                    42             242
-----------------------------------------------------------------------------------------------
                                                                                        $10,803
-----------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.2%
-----------------------------------------------------------------------------------------------
Tate & Lyle PLC                                                           1,476         $13,885
-----------------------------------------------------------------------------------------------

Forest & Paper Products - 0.3%
-----------------------------------------------------------------------------------------------
Bunzl PLC                                                                   458          $3,908
-----------------------------------------------------------------------------------------------

Gaming & Lodging - 1.1%
-----------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                            1,304         $12,958
-----------------------------------------------------------------------------------------------

General Merchandise - 1.0%
-----------------------------------------------------------------------------------------------
HMV Group PLC                                                             2,498         $11,409
-----------------------------------------------------------------------------------------------

Insurance - 5.4%
-----------------------------------------------------------------------------------------------
Amlin PLC                                                                 3,451         $10,140
-----------------------------------------------------------------------------------------------
Aviva PLC                                                                 3,076          34,064
-----------------------------------------------------------------------------------------------
Legal & General Group PLC                                                   955           1,939
-----------------------------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group PLC                                  8,774          12,366
-----------------------------------------------------------------------------------------------
St. James's Place Capital PLC                                             1,226           4,662
-----------------------------------------------------------------------------------------------
                                                                                        $63,171
-----------------------------------------------------------------------------------------------
Metals & Mining - 4.4%
-----------------------------------------------------------------------------------------------
Anglo American PLC                                                        1,033         $25,071
-----------------------------------------------------------------------------------------------
BHP Billiton PLC                                                            954          11,157
-----------------------------------------------------------------------------------------------
Xstrata PLC                                                                 860          15,268
-----------------------------------------------------------------------------------------------
                                                                                        $51,496
-----------------------------------------------------------------------------------------------
Pharmaceuticals - 7.9%
-----------------------------------------------------------------------------------------------
AstraZeneca PLC                                                             931         $36,383
-----------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                       2,624          55,209
-----------------------------------------------------------------------------------------------
                                                                                        $91,592
-----------------------------------------------------------------------------------------------
Printing & Publishing - 3.6%
-----------------------------------------------------------------------------------------------
De La Rue PLC                                                               266          $1,711
-----------------------------------------------------------------------------------------------
Reuters Group PLC                                                         3,982          29,221
-----------------------------------------------------------------------------------------------
Yell Group PLC                                                            1,280          10,585
-----------------------------------------------------------------------------------------------
                                                                                        $41,517
-----------------------------------------------------------------------------------------------
Railroad & Shipping - 0%
-----------------------------------------------------------------------------------------------
RT Group PLC*                                                               426             $85
-----------------------------------------------------------------------------------------------

Real Estate - 0.9%
-----------------------------------------------------------------------------------------------
McCarthy & Stone PLC                                                        967         $10,164
-----------------------------------------------------------------------------------------------

Restaurants - 2.9%
-----------------------------------------------------------------------------------------------
Mitchells & Butlers PLC                                                   2,239         $12,954
-----------------------------------------------------------------------------------------------
Whitbread PLC                                                             1,370          20,892
-----------------------------------------------------------------------------------------------
                                                                                        $33,846
-----------------------------------------------------------------------------------------------

Specialty Chemicals - 2.9%
-----------------------------------------------------------------------------------------------
BOC Group PLC                                                             1,119         $20,016
-----------------------------------------------------------------------------------------------
British Vita PLC                                                          2,703          13,830
-----------------------------------------------------------------------------------------------
                                                                                        $33,846
-----------------------------------------------------------------------------------------------
Specialty Stores - 4.6%
-----------------------------------------------------------------------------------------------
Carpetright PLC                                                             325          $6,770
-----------------------------------------------------------------------------------------------
Matalan PLC                                                               5,044          20,748
-----------------------------------------------------------------------------------------------
NEXT PLC                                                                    832          25,503
-----------------------------------------------------------------------------------------------
                                                                                        $53,021
-----------------------------------------------------------------------------------------------
Telecommunications - Wireless - 8.0%
-----------------------------------------------------------------------------------------------
mm02 PLC*                                                                13,721         $29,957
-----------------------------------------------------------------------------------------------
Vodafone Group PLC                                                       23,096          62,674
-----------------------------------------------------------------------------------------------
                                                                                        $92,631
-----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.8%
-----------------------------------------------------------------------------------------------
CSR PLC*                                                                  3,145         $21,125
-----------------------------------------------------------------------------------------------

Telephone Services - 2.1%
-----------------------------------------------------------------------------------------------
BT Group PLC                                                              6,412         $23,833
-----------------------------------------------------------------------------------------------

Tobacco - 1.5%
-----------------------------------------------------------------------------------------------
British American Tobacco PLC                                                294          $4,939
-----------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC                                                  475          12,372
-----------------------------------------------------------------------------------------------
                                                                                        $17,311
-----------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.3%
-----------------------------------------------------------------------------------------------
Kelda Group PLC                                                           2,138         $22,022
-----------------------------------------------------------------------------------------------
United Utilities PLC                                                      1,503          16,171
-----------------------------------------------------------------------------------------------
                                                                                        $38,193
-----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $986,816)                                             $1,156,015
-----------------------------------------------------------------------------------------------
Total Investments (+) (Identified Cost, $986,816)                                    $1,156,015
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.4%                                                     4,174
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $1,160,189
-----------------------------------------------------------------------------------------------
  * Non-income producing security.
(+) As of November 30, 2004, the fund had one security representing $85 and 0.01% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 11/30/04

ASSETS

Investments, at value (identified cost, $986,816)                    $1,156,015
-------------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $276)                          278
-------------------------------------------------------------------------------------------------------
Interest and dividends receivable                                         4,064
-------------------------------------------------------------------------------------------------------
Receivable from investment adviser                                       40,390
-------------------------------------------------------------------------------------------------------
Total assets                                                                                 $1,200,747
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable to custodian                                                    $12,380
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                             5
-------------------------------------------------------------------------------------------------------
Payable to affiliates
-------------------------------------------------------------------------------------------------------
  Management fee                                                             32
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                 3
-------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                   28,138
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                               $40,558
-------------------------------------------------------------------------------------------------------
Net assets                                                                                   $1,160,189
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                      $1,050,939
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in
foreign currencies                                                      169,309
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                                   (80,617)
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                          20,558
-------------------------------------------------------------------------------------------------------
Net assets                                                                                   $1,160,189
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                       106,699
-------------------------------------------------------------------------------------------------------
Class A shares
  Net assets                                                         $1,160,189
-------------------------------------------------------------------------------------------------------
  Shares outstanding                                                    106,699
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $10.87
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.87)                                                    $11.53
-------------------------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A shares.

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 11/30/04

NET INVESTMENT INCOME

Income
-------------------------------------------------------------------------------------------------------
  Dividends                                                               $18,672
-------------------------------------------------------------------------------------------------------
  Interest                                                                      8
-------------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                   (1,846)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                         $16,834
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                           $5,275
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                 463
-------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                    1,847
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                           30
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                             1,920
-------------------------------------------------------------------------------------------------------
  Printing                                                                 17,793
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                            15,865
-------------------------------------------------------------------------------------------------------
  Legal fees                                                                1,216
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                             4,418
-------------------------------------------------------------------------------------------------------
Total expenses                                                                                  $48,827
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                         (3)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                             (42,237)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                     $6,587
-------------------------------------------------------------------------------------------------------
Net investment income                                                                           $10,247
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-------------------------------------------------------------------------------------------------------
  Investment transactions                                                 $27,565
-------------------------------------------------------------------------------------------------------
  Foreign currency transactions                                              (102)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                       $27,463
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
  Investments                                                             $94,413
-------------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                  12
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                                                     $94,425
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign
currency                                                                                       $121,888
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                           $132,135
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                              SIX MONTHS ENDED                 YEAR ENDED
                                                                      11/30/04                    5/31/04
                                                                   (UNAUDITED)

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                                  $10,247                    $19,983
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                            27,463                     21,136
---------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                             94,425                    179,133
------------------------------------------------------------------  ----------                   --------
Change in net assets from operations                                  $132,135                   $220,252
------------------------------------------------------------------  ----------                   --------
Distributions declared to shareholders from net investment
income                                                                     $--                   $(21,301)
------------------------------------------------------------------  ----------                   --------
Change in net assets from fund share transactions                          $--                   $(13,504)
------------------------------------------------------------------  ----------                   --------
Total change in net assets                                            $132,135                   $185,447
------------------------------------------------------------------  ----------                   --------

NET ASSETS

At beginning of period                                              $1,028,054                   $842,607
---------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $20,558 and $10,311, respectively)             $1,160,189                 $1,028,054
---------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                                                            YEARS ENDED 5/31
                                       SIX MONTHS ENDED         -----------------------------------------         PERIOD ENDED
                                               11/30/04              2004            2003            2002             5/31/01*
                                            (UNAUDITED)

Net asset value, beginning of period              $9.64             $7.77           $8.44           $9.17               $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                        $0.10             $0.19           $0.17           $0.21                $0.07
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions                                     1.13              1.88           (0.71)          (0.74)               (0.90)
---------------------------------------------  --------            ------          ------          ------               ------
Total from investment operations                  $1.23             $2.07          $(0.54)         $(0.53)              $(0.83)
---------------------------------------------  --------            ------          ------          ------               ------
Less distributions declared to shareholders
from net investment income                          $--            $(0.20)         $(0.13)         $(0.20)                 $--
---------------------------------------------  --------            ------          ------          ------               ------
Redemption fees added to paid-in capital#         $0.00###            $--             $--             $--                  $--
---------------------------------------------  --------            ------          ------          ------               ------
Net asset value, end of period                   $10.87             $9.64           $7.77           $8.44                $9.17
---------------------------------------------  --------            ------          ------          ------               ------
Total return (%)(+)                               12.76++           26.89           (6.24)          (5.72)               (8.30)++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                         1.25+             1.26            1.26            1.26                 1.27+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                              2.00+             2.10            2.28            2.51                 1.91+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   19                37              46              31                   14
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $1,160            $1,028            $843            $865                 $917
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser has contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees, in excess of 0.25% of average daily net assets. Prior to October 1, 2004, this agreement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. In addition, the distributor contractually waived its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                              $(0.30)           $(0.27)         $(0.22)         $(0.15)              $(0.19)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                         9.26+             6.36            6.49            5.60                 7.92+
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                               (6.07)+           (3.00)          (2.95)          (1.83)               (4.74)+
------------------------------------------------------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, December 29, 2000, through May 31, 2001.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Per share amount was less than $0.01.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Gemini UK Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, passive foreign investment companies, and capital losses.

The tax character of distributions declared for the years ended May 31, 2004 and May 31, 2003 was as follows:

                                                       5/31/04         5/31/03
Distributions declared from:
--------------------------------------------------------------------------------
Ordinary income                                        $21,301         $14,144
--------------------------------------------------------------------------------

As of May 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

              Undistributed ordinary income             $11,642
              --------------------------------------------------
              Capital loss carryforward                (107,621)
              --------------------------------------------------
              Unrealized appreciation (depreciation)     73,665
              --------------------------------------------------
              Other temporary differences                  (571)
              --------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

              EXPIRATION DATE

              May 31, 2009                                $(836)
              --------------------------------------------------
              May 31, 2010                              (50,545)
              --------------------------------------------------
              May 31, 2011                              (35,666)
              --------------------------------------------------
              May 31, 2012                              (20,574)
              --------------------------------------------------
              Total                                   $(107,621)
              --------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 1.00% of the fund's average daily net assets.

The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management and distribution and service fees such that the fund's other expenses do not exceed 0.25% of its average daily net assets. This is reflected as a reduction of expenses in the Statement of Operations. Prior to October 1, 2004, this arrangement was effected by MFS bearing all of the fund's other expenses during the fund's fiscal year, and the fund paying MFS a reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. The fund will not be required to reimburse MFS the $166,139 for expenses borne under this agreement that expired on October 1, 2004.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The trustees have elected not to receive compensation from the fund.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

              First $2 billion                          0.01120%
              --------------------------------------------------
              Next $2.5 billion                         0.00832%
              --------------------------------------------------
              Next $2.5 billion                         0.00032%
              --------------------------------------------------
              In excess of $7 billion                   0.00000%
              --------------------------------------------------

For the six months ended November 30, 2004, the fund paid MFS $30, equivalent to 0.00569% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charge on sales of Class A shares of the fund for the six months ended November 30, 2004.

The Trustees have adopted a distribution plan for Class A shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a disrribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. The fees are calculated based on the fund's average daily net assets. The maximum distribution and service fees are as follows:

                                                         CLASS A

              Distribution Fee                             0.10%
              --------------------------------------------------
              Service Fee                                  0.25%
              --------------------------------------------------
              Total Distribution Plan                      0.35%
              --------------------------------------------------

The fund's distribution and service fees are currently being waived on a contractual basis.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. MFD receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed on Class A shares during the six months ended November 30, 2004.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the six months ended November 30, 2004, the fund paid MFSC a fee of $459 for shareholder services which equated to 0.087% of the fund's average daily net assets. Also included in shareholder servicing costs are other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $209,111 and $196,713, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

              Aggregate cost                              $988,035
              ----------------------------------------------------
              Gross unrealized appreciation               $217,997
              ----------------------------------------------------
              Gross unrealized depreciation                (50,017)
              ----------------------------------------------------
              Net unrealized appreciation (depreciation)  $167,980
              ----------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Six months ended
                                             11/30/04        Year ended 5/31/04
                                         SHARES    AMOUNT     SHARES    AMOUNT

CLASS A SHARES

Shares sold                                --        $--         2        $20
------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment
of distributions                           --         --     2,372     21,300
------------------------------------------------------------------------------
Shares reacquired                          --         --    (4,126)   (34,824)
------------------------------------------------------------------------------
Net change                                 --        $--    (1,752)  $(13,504)
------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended November 30, 2004 was $3, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended November 30, 2004.

(7) SUBSEQUENT EVENT

On December 16, 2004, the Board of Trustees approved the termination of the fund. It is expected that the fund will terminate operations on or about January 31, 2005.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4,
2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

  [logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                  GKF-SEM 1/05

MFS(R) INTERNATIONAL GROWTH FUND                                       11/30/04

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                5
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    6
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        EXPENSE TABLE                                       12
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            14
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                20
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       33
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               44
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      44
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

  o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

  o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

  o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

  o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

  o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

  o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    December 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source:
    Lipper Inc.

------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
------------------------------------------------------------------------------

PORFOLIO STRUCTURE*

              Stocks                                     96.0%
              Preferred Stocks                            0.5%
              Cash & Other Net Assets                     3.5%

              TOP TEN HOLDINGS

              Vodafone Group PLC                          4.4%
              ------------------------------------------------
              Roche Holding AG                            2.2%
              ------------------------------------------------
              Total S.A.                                  2.0%
              ------------------------------------------------
              Sanofi-Aventis S.A.                         1.9%
              ------------------------------------------------
              Astrazeneca PLC                             1.8%
              ------------------------------------------------
              Nestle S.A.                                 1.8%
              ------------------------------------------------
              America Movil S.A. DE C.V., ADR             1.8%
              ------------------------------------------------
              UBS AG                                      1.7%
              ------------------------------------------------
              Grupo Televisa S.A. DE C.V., ADR            1.6%
              ------------------------------------------------
              Housing Development Finance
              Corp. Ltd. 1.6%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         21.0%
              ------------------------------------------------
              Utilities & Communications                 12.4%
              ------------------------------------------------
              Technology                                  9.5%
              ------------------------------------------------
              Consumer Staples                            8.8%
              ------------------------------------------------
              Health Care                                 8.8%
              ------------------------------------------------
              Leisure                                     8.0%
              ------------------------------------------------
              Retailing                                   7.8%
              ------------------------------------------------
              Energy                                      5.1%
              ------------------------------------------------
              Basic Materials                             4.3%
              ------------------------------------------------
              Industrial Goods & Services                 3.8%
              ------------------------------------------------
              Autos & Housing                             3.4%
              ------------------------------------------------
              Special Products & Services                 3.3%
              ------------------------------------------------
              Transportation                              0.3%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Great Britain                              23.3%
              ------------------------------------------------
              Japan                                      17.0%
              ------------------------------------------------
              France                                      8.7%
              ------------------------------------------------
              Switzerland                                 7.3%
              ------------------------------------------------
              Mexico                                      5.9%
              ------------------------------------------------
              Sweden                                      4.3%
              ------------------------------------------------
              Spain                                       3.6%
              ------------------------------------------------
              Canada                                      2.8%
              ------------------------------------------------
              South Korea                                 2.7%
              ------------------------------------------------
              Other                                      24.4%
              ------------------------------------------------

Percentages are based on net assets as of 11/30/04.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

The MFS International Growth Fund seeks capital appreciation by investing at least 65% of its net assets in common stocks and related securities of foreign issuers. For the six months ended November 30, 2004, Class A shares of the MFS International Growth Fund provided a cumulative return not including sales charges of 10.43%, outperforming the 10.21% return for its benchmark, the MSCI EAFE Growth Index. Relative to the fund's prior benchmark, the fund underperformed the 12.72% return of the MSCI EAFE Index. Effective April 5, 2004, we no longer use the MSCI EAFE Index as a benchmark because we believe the MSCI EAFE Growth Index better reflects the fund's investment policies and objectives.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment and corporate spending, continued to improve, although we feel that record-high oil prices, concerns about rising interest rates, and a turbulent geopolitical environment affected global markets. The U.S. Federal Reserve Board raised interest rates four times during the period, and in our view, set expectations for an ongoing series of modest rate hikes. During the reporting period, the U.S. dollar fell significantly against the Euro and other major currencies. This trend would have a negative impact on the relative performance of any fund which was overweight in dollar denominated assets versus its benchmark. Alternatively, it would halp funds which were underweight.

CONTRIBUTORS TO RELATIVE PERFORMANCE

Stock selection in the financial services, retailing, and leisure sectors contributed to relative performance. In financial services our positions in Bank Rakyat, Housing Development Finance Corporation, and OTP Bank proved positive. In the retailing sector, Mexico-based Grupo Elektra was a top contributor. Leisure stocks Grupo Televisa and Yell Group were also contributors to relative performance. Mexico-based Grupo Televisa is a media company with interests in television, radio and publishing. Yell Group publishes the popular telephone information directory, Yellow Book, in the U.S., as well as a number of directories in the United Kingdom. Stocks in other sectors that contributed included America Movil, and technology firm Research In Motion. America Movil is Latin America's largest mobile phone company. Research In Motion's most popular product is the BlackBerry personal digital assistant (PDA).

DETRACTORS FROM RELATIVE PERFORMANCE

On the negative side, industrial goods and services, special products and services and basic materials all detracted from relative performance, despite the fact that none of these sectors contained our poorest performing positions. Stock selection was the principal drag on relative performance for industrial goods and services and special products and services, while our underweight position in basic materials held back the relative contribution of that sector.

While the technology sector performed well overall, some individual technology stocks detracted from relative results. Examples included the London-based firm Wolfson Microlelectronics*, Seiko Epson, Brother Industries, and ARM Holdings*. ARM Holdings develops and licenses microprocessers. Stocks in other sectors that detracted included consumer staples stock CoolBrands* as well as utilities and communication stocks Huaneng Power* and Deutsche Telekom. Toronto-listed CoolBrands is a leading manufacturer of ice cream, sorbet and frozen novelties.

The fund's cash position also held back relative returns. As with nearly all mutual funds, this fund holds cash to buy new holdings and to provide liquidity. In a period when non-U.S. growth equity markets - as measured by the MSCI EAFE Growth Index - rose measurably, holding any cash hurt relative performance. The index does not have a cash position.

During the reporting period, shifts in currency valuations were a significant detractor from performance relative to the benchmark. The base currency of the fund is U.S. dollar and the performance of the fund and its benchmark is presented in terms of this currency. Nevertheless, specific holdings of the fund and benchmark may be denominated in different currencies and, therefore, present the possibility of currency depreciation or appreciation. Because the exposures of the fund and the benchmark to foreign currency movements may differ, from time to time, these movements may have a material impact on relative performance.

*Stock was not held in the portfolio at the end of the period.

The views expressed are those of the portfolio manager only through the end of the period as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. these views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 11/30/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                      Class
  Share class     inception date    6-mo     1-yr     3-yr     5-yr     Life*
------------------------------------------------------------------------------
       A            10/24/95       10.43%   20.68%   11.20%     2.21%    4.09%
------------------------------------------------------------------------------
       B            10/24/95       10.11%   20.07%   10.61%     1.70%    3.55%
------------------------------------------------------------------------------
       C             7/1/96        10.12%   20.00%   10.63%     1.69%    3.58%
------------------------------------------------------------------------------
       I             1/2/97        10.69%   21.55%   12.58%     3.53%    4.98%

--------------------
Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average  international multi-cap
growth fund+                       10.30%   18.99%    8.30%    -2.52%    5.15%
------------------------------------------------------------------------------
MSCI EAFE Index#                   12.72%   24.66%   10.93%     0.06%    5.57%
------------------------------------------------------------------------------
MSCI EAFE Growth Index#            10.21%   19.44%    7.85%    -4.55%    2.74%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

--------------------
Average annual
with sales charge
--------------------
  Share class                      6-mo     1-yr     3-yr      5-yr     Life*
------------------------------------------------------------------------------
       A                            4.08%   13.74%    9.02%     1.01%    3.42%
------------------------------------------------------------------------------
       B                            6.11%   16.07%    9.79%     1.32%    3.55%
------------------------------------------------------------------------------
       C                            9.12%   19.00%   10.63%     1.69%    3.58%
------------------------------------------------------------------------------
I Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
       A                           10.43%   20.68%   37.49%    11.56%   44.09%
------------------------------------------------------------------------------
       B                           10.11%   20.07%   35.34%     8.79%   37.38%
------------------------------------------------------------------------------
       C                           10.12%   20.00%   35.38%     8.76%   37.69%
------------------------------------------------------------------------------
       I                           10.69%   21.55%   42.69%    18.93%   55.69%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.
* For the period from the commencement of the fund's investment operations, October 24, 1995, through November 30, 2004. Index information is from November 1, 1995.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

MSCI EAFE (Europe, Australasia, Far East) Growth Index is a free float- adjusted market capitalization index that is designed to measure developed market growth equity performance, excluding the U.S. and Canada.

MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

Note to Shareholders: Effective April 5, 2004, we no longer use the MSCI EAFE Index as a benchmark because we believe the MSCI EAFE Growth Index better reflects the fund's investment policies and objectives.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the calendar month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for I shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for C share includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

The prices of growth company securities held by the portfolio may fall to a greater extent than the overall foreign equity markets (e.g., as represented by the MSCI EAFE Growth Index) due to changing economic, political or market conditions or disappointing growth company earnings results.

Over-the-Counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchanged-listed stocks, and the fund may experience difficulty in buying and selling these stocks at prevailing market prices.

The portfolio's value will vary daily since its investments will fluctuate in response to issuer, market, regulatory, economic, or political developments. Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM JUNE 1, 2004, THROUGH NOVEMBER 30, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2004 through November 30, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class
--------------------------------------------------------------------------------
                                                                   Expenses
                     Annualized     Beginning        Ending      Paid During
                       Expense    Account Value  Account Value*     Period**
                        Ratio        6/01/04        11/30/04    6/01/04-11/30/04
--------------------------------------------------------------------------------
       Actual          1.65%        $1,000          $1,104           $8.70
 A     -------------------------------------------------------------------------
       Hypothetical    1.65%        $1,000          $1,017           $8.34
--------------------------------------------------------------------------------
       Actual          2.30%        $1,000          $1,101           $12.11
B      -------------------------------------------------------------------------
       Hypothetical    2.30%        $1,000          $1,013           $11.61
--------------------------------------------------------------------------------
       Actual          2.31%        $1,000          $1,101           $12.17
C      -------------------------------------------------------------------------
       Hypothetical    2.31%        $1,000          $1,013           $11.66
--------------------------------------------------------------------------------
       Actual          1.36%        $1,000          $1,107           $7.18
I      -------------------------------------------------------------------------
       Hypothetical    1.36%        $1,000          $1,018           $6.88
--------------------------------------------------------------------------------
 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 11/30/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes,

Stocks - 96.0%
-------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES              $ VALUE
-------------------------------------------------------------------------------------------------
Airlines - 0.3%
-------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                               128,640          $457,865
-------------------------------------------------------------------------------------------------

Alcoholic Beverages - 1.6%
-------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V.                                               365,350          $956,691
-------------------------------------------------------------------------------------------------
Pernod Ricard^                                                            9,960         1,486,105
-------------------------------------------------------------------------------------------------
                                                                                       $2,442,796
-------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.7%
-------------------------------------------------------------------------------------------------
Burberry Group PLC                                                       95,910          $730,845
-------------------------------------------------------------------------------------------------
Impact 21 Co. Ltd.                                                       23,900           504,366
-------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd.                                                        78,000           436,676
-------------------------------------------------------------------------------------------------
Toray Industries, Inc.                                                  194,000           852,685
-------------------------------------------------------------------------------------------------
                                                                                       $2,524,572
-------------------------------------------------------------------------------------------------
Automotive - 1.5%
-------------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                           15,970          $749,314
-------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                       37,900         1,419,434
-------------------------------------------------------------------------------------------------
                                                                                       $2,168,748
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 17.8%
-------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                             20,800        $1,489,390
-------------------------------------------------------------------------------------------------
AEON Thana Sinsap Public Co. Ltd.                                       292,900           245,229
-------------------------------------------------------------------------------------------------
Aiful Corp.                                                               9,050         1,027,361
-------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                               73,460         1,662,172
-------------------------------------------------------------------------------------------------
Bank Of Queensland Ltd.                                                  86,215           709,072
-------------------------------------------------------------------------------------------------
Bank Rakyat Indonesia                                                 5,985,500         1,607,758
-------------------------------------------------------------------------------------------------
Close Brothers Group PLC                                                 87,400         1,190,863
-------------------------------------------------------------------------------------------------
Depfa Bank PLC                                                           69,840         1,141,352
-------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG                           37,270         1,896,073
-------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V.                                   502,980           939,367
-------------------------------------------------------------------------------------------------
Hana Bank                                                                27,720           737,614
-------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                  129,020         2,320,273
-------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                       30,370         1,746,275
-------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A.*                          142,020         1,125,642
-------------------------------------------------------------------------------------------------

Banks & Credit Companies - continued
-------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                         62,444        $1,918,835
-------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.^                                                      102,000           680,891
-------------------------------------------------------------------------------------------------
Standard Chartered PLC                                                   60,210         1,152,340
-------------------------------------------------------------------------------------------------
Taishin Financial Holdings Co. Ltd.                                     807,000           731,246
-------------------------------------------------------------------------------------------------
Takefuji Corp.                                                           21,700         1,410,663
-------------------------------------------------------------------------------------------------
UBS AG                                                                   31,010         2,507,041
-------------------------------------------------------------------------------------------------
                                                                                      $26,239,457
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.8%
-------------------------------------------------------------------------------------------------
Antena 3 de Television S.A.^*                                            14,312          $941,274
-------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                 37,960         2,363,769
-------------------------------------------------------------------------------------------------
News Corp., Inc., "B"                                                   124,798         2,238,798
-------------------------------------------------------------------------------------------------
WPP Group PLC                                                           142,430         1,573,223
-------------------------------------------------------------------------------------------------
                                                                                       $7,117,064
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.6%
-------------------------------------------------------------------------------------------------
Dale Carnegie & Co. AB^                                                  78,050          $899,568
-------------------------------------------------------------------------------------------------
Schroders PLC                                                           115,870         1,514,565
-------------------------------------------------------------------------------------------------
                                                                                       $2,414,133
-------------------------------------------------------------------------------------------------
Business Services - 2.8%
-------------------------------------------------------------------------------------------------
Manpower, Inc.                                                           25,510        $1,233,919
-------------------------------------------------------------------------------------------------
PHS Group PLC                                                           520,920           691,858
-------------------------------------------------------------------------------------------------
SOFTBANK CORP.^                                                          44,500         2,193,373
-------------------------------------------------------------------------------------------------
                                                                                       $4,119,150
-------------------------------------------------------------------------------------------------
Computer Software - 0.6%
-------------------------------------------------------------------------------------------------
Business Objects S.A., ADR*                                               3,730           $86,834
-------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                  31,200           740,688
-------------------------------------------------------------------------------------------------
                                                                                         $827,522
-------------------------------------------------------------------------------------------------
Construction - 1.4%
-------------------------------------------------------------------------------------------------
Italcementi S.p.A.                                                       82,050          $857,953
-------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                             106,920           683,594
-------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V.                                   118,270           478,699
-------------------------------------------------------------------------------------------------
                                                                                       $2,020,246
-------------------------------------------------------------------------------------------------

Consumer Goods & Services - 2.1%
-------------------------------------------------------------------------------------------------
Accord Customer Care Solutions Ltd.*                                  1,396,000          $681,786
-------------------------------------------------------------------------------------------------
Amore Pacific Corp.                                                       3,070           594,382
-------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                    62,240         1,835,255
-------------------------------------------------------------------------------------------------
                                                                                       $3,111,423
-------------------------------------------------------------------------------------------------
Electrical Equipment - 1.0%
-------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                        28,200        $1,466,570
-------------------------------------------------------------------------------------------------

Electronics - 6.7%
-------------------------------------------------------------------------------------------------
Brother Industries Ltd.                                                 134,000        $1,072,624
-------------------------------------------------------------------------------------------------
CANON, Inc.                                                              41,000         2,052,685
-------------------------------------------------------------------------------------------------
Cookson Group PLC*                                                      706,200           455,473
-------------------------------------------------------------------------------------------------
Funai Electric Co. Ltd.                                                  10,400         1,298,676
-------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                            28,700         1,498,142
-------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                              3,580         1,483,557
-------------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                        31,400         1,282,627
-------------------------------------------------------------------------------------------------
Stanley Electric Co. Ltd.                                                48,500           784,452
-------------------------------------------------------------------------------------------------
                                                                                       $9,928,236
-------------------------------------------------------------------------------------------------
Energy - Independent - 1.4%
-------------------------------------------------------------------------------------------------
EnCana Corp.*                                                            20,470        $1,168,090
-------------------------------------------------------------------------------------------------
Talisman Energy, Inc.*                                                   33,960           956,076
-------------------------------------------------------------------------------------------------
                                                                                       $2,124,166
-------------------------------------------------------------------------------------------------
Energy - Integrated - 3.7%
-------------------------------------------------------------------------------------------------
BP PLC                                                                  182,701        $1,864,417
-------------------------------------------------------------------------------------------------
China Petroleum & Chemical Corp.                                      1,596,000           682,507
-------------------------------------------------------------------------------------------------
Total S.A.^                                                              13,230         2,895,102
-------------------------------------------------------------------------------------------------
                                                                                       $5,442,026
-------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 4.1%
-------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd.*                                           750,000          $578,756
-------------------------------------------------------------------------------------------------
Compass Group PLC                                                       317,940         1,392,885
-------------------------------------------------------------------------------------------------
Groupe Danone                                                            16,710         1,488,626
-------------------------------------------------------------------------------------------------
Nestle S.A.                                                              10,341         2,655,146
-------------------------------------------------------------------------------------------------
                                                                                       $6,115,413
-------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.0%
-------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR                                               40,000        $1,483,600
-------------------------------------------------------------------------------------------------

Insurance - 1.6%
-------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A.                                     72,990        $1,580,743
-------------------------------------------------------------------------------------------------
St. James's Place Capital PLC                                           199,020           756,852
-------------------------------------------------------------------------------------------------
                                                                                       $2,337,595
-------------------------------------------------------------------------------------------------
Leisure & Toys - 0.7%
-------------------------------------------------------------------------------------------------
Heiwa Corp.                                                              22,600          $337,909
-------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                         5,600           672,663
-------------------------------------------------------------------------------------------------
                                                                                       $1,010,572
-------------------------------------------------------------------------------------------------
Machinery & Tools - 2.8%
-------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"^                                                     19,040          $838,143
-------------------------------------------------------------------------------------------------
Mitsui Mining and Smelting Co. Ltd.                                     246,000         1,026,343
-------------------------------------------------------------------------------------------------
Neopost S.A.^                                                            11,010           792,129
-------------------------------------------------------------------------------------------------
Sandvik AB                                                               35,650         1,442,075
-------------------------------------------------------------------------------------------------
                                                                                       $4,098,690
-------------------------------------------------------------------------------------------------
Medical Equipment - 1.6%
-------------------------------------------------------------------------------------------------
Straumann Holding AG^                                                     3,960          $865,555
-------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                           13,610         1,474,257
-------------------------------------------------------------------------------------------------
                                                                                       $2,339,812
-------------------------------------------------------------------------------------------------
Metals & Mining - 1.6%
-------------------------------------------------------------------------------------------------
BHP Billiton Ltd.                                                       135,460        $1,616,209
-------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                          30,430           755,273
-------------------------------------------------------------------------------------------------
                                                                                       $2,371,482
-------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.2%
-------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                          68,940        $2,694,173
-------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                           73,700         1,154,859
-------------------------------------------------------------------------------------------------
Roche Holding AG                                                         30,750         3,239,115
-------------------------------------------------------------------------------------------------
Sanofi-Aventis S.A.^                                                     37,530         2,824,808
-------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                                  77,000           736,642
-------------------------------------------------------------------------------------------------
                                                                                      $10,649,597
-------------------------------------------------------------------------------------------------
Printing & Publishing - 2.5%
-------------------------------------------------------------------------------------------------
Daily Mail & General Trust PLC, "A"                                      50,820          $699,728
-------------------------------------------------------------------------------------------------
Johnston Press PLC                                                      106,408         1,056,381
-------------------------------------------------------------------------------------------------
Yell Group PLC                                                          237,410         1,963,347
-------------------------------------------------------------------------------------------------
                                                                                       $3,719,456
-------------------------------------------------------------------------------------------------

Real Estate - 0%
-------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                         1,400           $23,038
-------------------------------------------------------------------------------------------------

Specialty Chemicals - 1.7%
-------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                    101,000        $1,107,359
-------------------------------------------------------------------------------------------------
L'Air Liquide S.A.^                                                       8,247         1,425,554
-------------------------------------------------------------------------------------------------
                                                                                       $2,532,913
-------------------------------------------------------------------------------------------------
Specialty Stores - 6.1%
-------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                    129,500          $709,516
-------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V.                                              150,500         1,415,415
-------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"                                                 51,010         1,638,583
-------------------------------------------------------------------------------------------------
Kingfisher PLC                                                          259,895         1,430,380
-------------------------------------------------------------------------------------------------
Matalan PLC                                                             251,120         1,032,964
-------------------------------------------------------------------------------------------------
NEXT PLC                                                                 51,870         1,589,943
-------------------------------------------------------------------------------------------------
Nishimatsuya Chain Co. Ltd.                                              17,400           638,160
-------------------------------------------------------------------------------------------------
RONA, Inc.*                                                              17,750           556,784
-------------------------------------------------------------------------------------------------
                                                                                       $9,011,745
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 6.9%
-------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR                                          55,620        $2,598,010
-------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, ADR                                              6,920           959,873
-------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                    2,420,660         6,568,754
-------------------------------------------------------------------------------------------------
                                                                                      $10,126,637
-------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.2%
-------------------------------------------------------------------------------------------------
CSR PLC*                                                                149,050        $1,001,194
-------------------------------------------------------------------------------------------------
Research In Motion Ltd.*                                                 16,060         1,428,858
-------------------------------------------------------------------------------------------------
Spirent PLC*                                                            638,510           872,438
-------------------------------------------------------------------------------------------------
                                                                                       $3,302,490
-------------------------------------------------------------------------------------------------
Telephone Services - 3.3%
-------------------------------------------------------------------------------------------------
Bharti Tele-Ventures Ltd.*                                              282,840        $1,102,704
-------------------------------------------------------------------------------------------------
e.Biscom S.p.A^*                                                         16,600         1,000,441
-------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.*                                                   382,240         1,153,829
-------------------------------------------------------------------------------------------------
Telefonica S.A.                                                          92,716         1,628,533
-------------------------------------------------------------------------------------------------
                                                                                       $4,885,507
-------------------------------------------------------------------------------------------------

Tobacco - 1.4%
-------------------------------------------------------------------------------------------------
Altadis S.A.                                                             31,930        $1,303,258
-------------------------------------------------------------------------------------------------
Swedish Match AB^                                                        65,970           748,076
-------------------------------------------------------------------------------------------------
                                                                                       $2,051,334
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.3%
-------------------------------------------------------------------------------------------------
Iberdrola S.A.^                                                          64,650        $1,518,662
-------------------------------------------------------------------------------------------------
Suez S.A.^                                                               76,240         1,791,930
-------------------------------------------------------------------------------------------------
                                                                                       $3,310,592
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $113,906,006)                                         $141,774,447
-------------------------------------------------------------------------------------------------

Preferred Stocks - 0.5%
-------------------------------------------------------------------------------------------------
Porsche AG                                                                1,252          $797,966
-------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $542,389)                                       $797,966
-------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 10.2%
-------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                      15,048,812       $15,048,812
-------------------------------------------------------------------------------------------------

Repurchase Agreement - 3.2%
-------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT           $ VALUE
-------------------------------------------------------------------------------------------------
Merrill Lynch, 2.05%, dated 11/30/04, due 12/01/04, total
to be received $4,699,268 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded account),
at Cost                                                              $4,699,000        $4,699,000
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $134,196,207)                                    $162,320,225
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (9.9)%                                               (14,560,339)
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $147,759,886
-------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
ADR = American Depository Receipt
GDR = Global Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 11/30/04

ASSETS

Investments, at value, including $14,321,932 of securities
on loan (identified cost, $134,196,207)                           $162,320,225
-----------------------------------------------------------------------------------------------------
Cash                                                                       447
-----------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $55,923)                   56,121
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                      3,417,298
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      2,436,057
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                      239,785
-----------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                       214
-----------------------------------------------------------------------------------------------------
Receivable from investment adviser                                         418
-----------------------------------------------------------------------------------------------------
Other assets                                                               753
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $168,471,318
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                   $5,318,645
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                     285,952
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                          15,048,812
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                         3,616
-----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                      2,807
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                           2,270
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                  49,330
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $20,711,432
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $147,759,886
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $130,309,085
-----------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         28,141,781
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      (10,483,347)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                       (207,633)
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $147,759,886
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   7,888,244
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                       $70,361,878
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 3,731,913
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $18.85
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$18.85)                                                  $20.00
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                       $43,919,711
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 2,414,325
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $18.19
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $14,343,910
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   794,210
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $18.06
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                       $19,134,387
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   947,796
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption price per
  share                                                                                        $20.19
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 11/30/04

NET INVESTMENT LOSS

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                            $937,053
-----------------------------------------------------------------------------------------------------
  Interest                                                               57,638
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                (77,138)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                      $917,553
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                       $519,501
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                  1,745
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           110,278
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                106,751
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                200,088
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                 57,804
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                      3,169
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                          73,063
-----------------------------------------------------------------------------------------------------
  Printing                                                               43,282
-----------------------------------------------------------------------------------------------------
  Postage                                                                32,857
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          19,080
-----------------------------------------------------------------------------------------------------
  Legal fees                                                              3,145
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                          35,097
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $1,205,860
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (2,861)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                           (88,383)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $1,114,616
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                         $(197,063)
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                            $3,922,207
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                         (29,009)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                                               $3,893,198
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                        $9,036,211
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies            15,085
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                                                $9,051,296
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $12,944,494
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $12,747,431
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED                YEAR ENDED
                                                                     11/30/04                   5/31/04
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS

OPERATIONS

Net investment income (loss)                                        $(197,063)                  $32,888
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                               3,893,198                11,030,264
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                9,051,296                10,971,111
-------------------------------------------------------------  --------------               -----------
Change in net assets from operations                              $12,747,431               $22,034,263
-------------------------------------------------------------  --------------               -----------
Net change in net assets from fund share transactions             $29,483,230                $7,913,389
-------------------------------------------------------------  --------------               -----------
Redemption fees                                                       $10,889                    $1,396
-------------------------------------------------------------  --------------               -----------
Total change in net assets                                        $42,241,550               $29,949,048
-------------------------------------------------------------  --------------               -----------

NET ASSETS

At beginning of period                                           $105,518,336               $75,569,288
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss
of $207,633 and $10,570, respectively)                           $147,759,886              $105,518,336
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                     SIX MONTHS                                    YEARS ENDED 5/31
                                          ENDED         -----------------------------------------------------------------------
CLASS A                                11/30/04               2004             2003            2002         2001           2000
                                    (UNAUDITED)

Net asset value, beginning
of period                                $17.07             $13.02           $14.22          $15.48       $19.19         $15.16
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income (loss)(S)        $(0.01)             $0.05           $(0.00)+++      $(0.04)      $(0.08)         $0.05
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                         1.79               4.00            (1.20)          (1.22)       (2.24)          3.98
---------------------------------------  ------             ------           ------          ------       ------         ------
Total from investment operations          $1.78              $4.05           $(1.20)         $(1.26)      $(2.32)         $4.03
---------------------------------------  ------             ------           ------          ------       ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                $--                $--              $--             $--       $(0.06)           $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                               --                 --               --              --        (1.32)            --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                     --                 --               --              --        (0.01)            --
---------------------------------------  ------             ------           ------          ------       ------         ------
Total distributions declared to
shareholders                                $--                $--              $--             $--       $(1.39)           $--
---------------------------------------  ------             ------           ------          ------       ------         ------
Redemption fees added to paid-in
capital#                                  $0.00+++           $0.00+++           $--             $--          $--            $--
---------------------------------------  ------             ------           ------          ------       ------         ------
Net asset value, end of period           $18.85             $17.07           $13.02          $14.22       $15.48         $19.19
---------------------------------------  ------             ------           ------          ------       ------         ------
Total return (%)(+)                       10.43++            31.21            (8.57)          (8.07)      (12.54)         26.58
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                     SIX MONTHS                                    YEARS ENDED 5/31
                                          ENDED         -----------------------------------------------------------------------
CLASS A (CONTINUED)                    11/30/04               2004             2003            2002         2001           2000
                                    (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                 1.65+              1.92             2.16            2.06         2.01           2.04
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              (0.07)+             0.30            (0.03)          (0.30)       (0.47)          0.31
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           45                102               87             127           84            110
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                           $70,362            $56,503          $42,544         $42,084      $49,797        $60,133
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 31, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waivers/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)             $(0.04)             $0.03           $(0.01)         $(0.05)         $--            $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                 2.00+              2.05             2.23            2.13           --             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              (0.42)+             0.17            (0.10)          (0.37)          --             --
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01. # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                   YEARS ENDED 5/31
                                            ENDED        ----------------------------------------------------------------------
CLASS B                                  11/30/04             2004            2003           2002           2001           2000
                                      (UNAUDITED)

Net asset value, beginning
of period                                  $16.52           $12.66          $13.91         $15.21         $18.89         $15.01
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)                   $(0.06)          $(0.05)         $(0.07)        $(0.11)        $(0.17)        $(0.04)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   1.73             3.91           (1.18)         (1.19)         (2.19)          3.92
---------------------------------------  --------           ------          ------         ------         ------         ------
Total from investment operations            $1.67            $3.86          $(1.25)        $(1.30)        $(2.36)         $3.88
---------------------------------------  --------           ------          ------         ------         ------         ------
Less distributions declared to
shareholders from net realized gain
on investments and foreign currency
transactions                                  $--              $--             $--            $--         $(1.32)           $--
---------------------------------------  --------           ------          ------         ------         ------         ------
Redemption fees added to paid-in
capital#                                    $0.00+++         $0.00+++          $--            $--            $--            $--
---------------------------------------  --------           ------          ------         ------         ------         ------
Net asset value, end of period             $18.19           $16.52          $12.66         $13.91         $15.21         $18.89
---------------------------------------  --------           ------          ------         ------         ------         ------
Total return (%)                            10.11++          30.49           (8.99)         (8.55)        (12.93)         25.85
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                       SIX MONTHS                                   YEARS ENDED 5/31
                                            ENDED        ----------------------------------------------------------------------
CLASS B (CONTINUED)                      11/30/04             2004            2003           2002           2001           2000
                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                   2.30+            2.47            2.66           2.56           2.51           2.54
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (0.71)+          (0.31)          (0.55)         (0.80)         (0.97)         (0.21)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             45              102              87            127             84            110
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $43,920          $39,093         $29,341        $37,337        $44,600        $53,764
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 31, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waivers/reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                        $(0.09)          $(0.07)         $(0.07)        $(0.12)           $--            $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   2.65+            2.60            2.73           2.63             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (1.06)+          (0.44)          (0.62)         (0.87)            --             --
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01. # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                   YEARS ENDED 5/31
                                            ENDED        ----------------------------------------------------------------------
CLASS C                                  11/30/04             2004            2003           2002           2001           2000
                                      (UNAUDITED)

Net asset value, beginning
of period                                  $16.40           $12.57          $13.81         $15.10         $18.79         $14.93
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income (loss)(S)          $(0.06)           $0.00+++       $(0.06)        $(0.11)        $(0.17)         $0.01
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   1.72             3.83           (1.18)         (1.18)         (2.19)          3.85
---------------------------------------  --------           ------          ------         ------         ------         ------
Total from investment operations            $1.66            $3.83          $(1.24)        $(1.29)        $(2.36)         $3.86
---------------------------------------  --------           ------          ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                  $--              $--             $--            $--         $(0.01)           $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 --               --              --             --          (1.32)            --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income           --               --              --             --          (0.00)+++         --
---------------------------------------  --------           ------          ------         ------         ------         ------
Total distributions declared to
shareholders                                  $--              $--             $--            $--         $(1.33)           $--
---------------------------------------  --------           ------          ------         ------         ------         ------
Redemption fees added to paid-in
capital#                                    $0.00+++         $0.00+++          $--            $--            $--            $--
---------------------------------------  --------           ------          ------         ------         ------         ------
Net asset value, end of period             $18.06           $16.40          $12.57         $13.81         $15.10         $18.79
---------------------------------------  --------           ------          ------         ------         ------         ------
Total return (%)                            10.12++          30.47           (8.98)         (8.54)        (12.98)         25.94
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                       SIX MONTHS                                   YEARS ENDED 5/31
                                            ENDED        ----------------------------------------------------------------------
CLASS C (CONTINUED)                      11/30/04             2004            2003           2002           2001           2000
                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                   2.31+            2.43            2.66           2.56           2.51           2.54
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                (0.72)+           0.03           (0.54)         (0.80)         (0.97)          0.04
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             45              102              87            127             84            110
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $14,344           $9,916          $3,685         $4,370         $5,364         $5,756
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 31, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waivers/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment loss                        $(0.09)          $(0.02)         $(0.07)        $(0.12)           $--            $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   2.66+            2.56            2.73           2.63             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (1.07)+          (0.10)          (0.61)         (0.87)            --             --
-------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01. # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 5/31
                                            ENDED        ---------------------------------------------------------------------
CLASS I                                  11/30/04             2004           2003            2002          2001           2000
                                      (UNAUDITED)

Net asset value, beginning
of period                                  $18.24           $13.75         $14.83          $15.69        $19.45         $15.26
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS(S)#

  Net investment income (loss)(S)           $0.04            $0.47         $(0.07)          $0.18        $(0.01)        $(0.07)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   1.91             4.02          (1.01)          (1.04)        (2.27)          4.26
---------------------------------------  --------           ------         ------          ------        ------         ------
Total from investment operations            $1.95            $4.49         $(1.08)         $(0.86)       $(2.28)         $4.19
---------------------------------------  --------           ------         ------          ------        ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                  $--              $--            $--             $--        $(0.16)           $--
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 --               --             --              --         (1.32)            --
---------------------------------------  --------           ------         ------          ------        ------         ------
Total distributions declared to
shareholders                                  $--              $--            $--             $--        $(1.48)           $--
---------------------------------------  --------           ------         ------          ------        ------         ------
Redemption fees added to paid-in
capital#                                    $0.00+++         $0.00+++         $--             $--           $--            $--
---------------------------------------  --------           ------         ------          ------        ------         ------
Net asset value, end of period             $20.19           $18.24         $13.75          $14.83        $15.69         $19.45
---------------------------------------  --------           ------         ------          ------        ------         ------
Total return (%)                            10.69++          32.65          (7.22)          (6.68)       (11.17)         27.54
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                       SIX MONTHS                                  YEARS ENDED 5/31
                                            ENDED        ---------------------------------------------------------------------
CLASS I (CONTINUED)                      11/30/04             2004           2003            2002          2001           2000
                                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                   1.36+            1.18###        1.73###         1.56          1.51           1.59
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 0.51+            2.81          (0.54)           1.23         (0.08)         (0.40)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             45              102             87             127            84            110
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $19,134               $7            $--++++         $--++++       $--++++        $--++++
------------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than
    0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 31, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waivers/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                $0.01            $0.45         $(0.08)          $0.17           $--            $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   1.71+            1.31###        1.80###         1.63            --             --
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 0.16+            2.68          (0.62)           1.16            --             --
------------------------------------------------------------------------------------------------------------------------------
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01. ++++ Class I net assets were less than $500.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 ### Expense ratio is not in correlation with contractual fee arrangement due to the timing of sales and redemptions of fund shares during the period.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charges a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund will not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. The fund may determine to reinstitute the 30 calendar day redemption fee period, or otherwise change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex- dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended November 30, 2004, the fund's custodian fees were reduced by $669 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended November 30, 2004, the fund's miscellaneous expenses were reduced by $2,192 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, and capital losses.

The fund paid no distributions for the years ended May 31, 2003 and May 31, 2004.

As of May 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                    $(13,271,616)
          ----------------------------------------------------------
          Unrealized appreciation                        17,985,556
          ----------------------------------------------------------
          Other temporary differences                       (10,570)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows: May 31, 2010, $ (6,017,079) and May 31, 2011, $(7,254,537).

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

Prior to January 1, 2004 the management fee was computed daily and paid monthly at the following annual rates:

          First $500 million of average net assets            0.975%
          ----------------------------------------------------------
          Average net assets in excess of $500 million        0.925%
          ----------------------------------------------------------

In addition the investment adviser had voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Effective January 1, 2004 the management fee is computed daily and paid monthly at the following annual rates:

          First $1.0 billion of average net assets             0.90%
          ----------------------------------------------------------
          Next $1.0 billion of average net assets              0.80%
          ----------------------------------------------------------
          Average net assets in excess of $2.0 billion         0.70%
          ----------------------------------------------------------

Management fees incurred for the six months ended November 30, 2004 were an effective rate of 0.90% of average daily net assets on an annualized basis.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's other expenses during the fund's fiscal year, and the fund paying MFS a reimbursement fee not greater than 0.40% of average daily net assets for Class A, Class B, Class C and Class
I. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2006, or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. At November 30, 2004, aggregate unreimbursed expenses amounted to $286,231.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees' compensation is a pension expense of $386 for retired Independent Trustees for the six months ended November 30, 2004.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. Pursuant to the SEC Order, on July 28, 2004, MFS transferred $1.00 in disgorgement and $50 million in penalty to the SEC (the "Payments"). A plan for distribution of these Payments has been submitted to the SEC. Contemporaneous with the transfer, the fund accrued an estimate of the amount to be received upon final approval of the plan of distribution. The non- recurring accrual in the amount of $214 did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the six months ended November 30, 2004, the fund paid MFS $3,169 equivalent to 0.00549% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $18,132 for the six months ended November 30, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B and Class C shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                           CLASS A       CLASS B       CLASS C

Distribution Fee                             0.10%         0.75%         0.75%
------------------------------------------------------------------------------
Service Fee                                  0.25%         0.25%         0.25%
------------------------------------------------------------------------------
Total Distribution Plan                      0.35%         1.00%         1.00%
------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended November 30, 2004 amounted to:

                                           CLASS A       CLASS B       CLASS C

Service Fee Retained by MFD                 $2,983          $128          $182
------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended November 30, 2004 were as follows:
                                           CLASS A       CLASS B       CLASS C

Effective Annual Percentage Rates            0.35%         1.00%         1.00%
------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended November 30, 2004 were as follows:
                                           CLASS A       CLASS B       CLASS C

Contingent Deferred Sales Charges Imposed   $3,131       $22,187          $367
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the six months ended November 30, 2004, the fund paid MFSC a fee of $50,005 for shareholder services which equated to 0.087% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $22,076 for the six months ended November 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $79,272,718 and $50,686,387, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                               $135,301,136
          ----------------------------------------------------------
          Gross unrealized appreciation                 $27,942,882
          ----------------------------------------------------------
          Gross unrealized depreciation                    (923,793)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $27,019,089
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Six months ended 11/30/04                Year ended 5/31/04
                                         SHARES            AMOUNT             SHARES             AMOUNT

CLASS A SHARES

Shares sold                             1,244,393        $21,513,676         5,038,434         $74,135,336
----------------------------------------------------------------------------------------------------------
Shares reacquired                        (823,155)       (14,217,369)       (4,996,392)        (72,037,754)
----------------------------------------------------------------------------------------------------------
Net change                                421,238         $7,296,307            42,042          $2,097,582
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                               526,790         $8,766,842         1,105,903         $17,092,262
----------------------------------------------------------------------------------------------------------
Shares reacquired                        (478,971)        (7,971,431)       (1,056,272)        (16,209,918)
----------------------------------------------------------------------------------------------------------
Net change                                 47,819           $795,411            49,631            $882,344
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                               252,008         $4,187,533           425,303          $6,568,853
----------------------------------------------------------------------------------------------------------
Shares reacquired                         (62,477)        (1,031,368)         (113,725)         (1,642,118)
----------------------------------------------------------------------------------------------------------
Net change                                189,561         $3,156,165           311,578          $4,926,735
----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                               947,478        $18,235,347               366              $6,773
----------------------------------------------------------------------------------------------------------
Shares reacquired                             (48)                --                (3)                (45)
----------------------------------------------------------------------------------------------------------
Net change                                947,430        $18,235,347               363              $6,728
----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended November 30, 2004 was $319, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended November 30, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4,
2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

  [logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              FGF-SEM-1/05 22M

MFS(R) INTERNATIONAL DIVERSIFICATION FUND                              11/30/04

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                5
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    6
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  7
                        ------------------------------------------------------
                        EXPENSE TABLE                                       12
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            14
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                15
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       24
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               33
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      33
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

  o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

  o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

  o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

  o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

  o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

  o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    December 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
------------------------------------------------------------------------------

              PORFOLIO STRUCTURE*

              ------------------------------------------------
              International Funds                        99.9%
              Cash & Other Net Assets                     0.1%

              MFS FUND HOLDINGS

              MFS(R) Research International Fund         29.9%
              ------------------------------------------------
              MFS(R) International Value Fund            25.0%
              ------------------------------------------------
              MFS(R) International Growth Fund           25.0%
              ------------------------------------------------
              MFS(R) Emerging Markets Equity Fund        10.0%
              ------------------------------------------------
              MFS(R) International New Discovery
              Fund                                       10.0%
              ------------------------------------------------

Percentages are based on net assets as of 11/30/04.

Fund holdings do not reflect the fund's working cash balances; some portion of the fund's portfolio will be held in cash due to purchase and redemption activity and other short-term needs. Current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment, corporate spending, and corporate earnings growth continued to improve, although we feel that record-high oil prices, concerns about rising interest rates, and an unsettled geopolitical environment affected global markets. During the reporting period, the U.S. dollar fell significantly against the Euro and other major currencies. This trend would have a negative impact on the relative performance of any fund which was overweight in dollar denominated assets versus its benchmark. Alternatively, it would help funds which were underweight. The U.S. Federal Reserve Board raised interest rates four times during the period, and in our view, set expectations for an ongoing series of modest rate hikes.

SUMMARY OF RESULTS

The MFS International Diversification Fund commenced investment operations on September 30, 2004. From that date through November 30, 2004, Class A shares of the fund provided a life return, not including sales charges, of 10.30%, compared to a 10.66% return for the fund's benchmark, the Morgan Stanley Capital International (MSCI) All Country World ex-U.S. Index. The fund's investment objective is to seek long-term growth of capital by investing the majority of its assets in other MFS mutual funds, referred to as underlying funds.

FUND POSITIONING

As of November 30, 2004, the MFS(R) International Diversification Fund is comprised of five underlying international MFS funds that cover a broad spectrum of non-U.S. stocks.

SUMMARY OF PERFORMANCE

Four of the five underlying international MFS funds lagged the primary benchmark. Our positions in the MFS Research International Fund, the MFS International Growth Fund, and the MFS International Value Fund had the most significant negative impact to the fund's overall relative performance. The underlying MFS Emerging Markets Equity Fund slightly outperformed the primary benchmark, thus our position in this underlying fund resulted in a very minor contribution to relative performance.

The views expressed are those of the portfolio management team only through the end of the period as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 11/30/04
-------------------------------------------------------------------------------

Mutual funds are designed for long-term goals. Since the fund has less than one year of performance history, we have provided the life return of the fund from its inception date through the end of the period. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                           Class
    Share class        inception date      Life*
---------------------------------------------------
         A                9/30/04            10.30%
---------------------------------------------------
         B                9/30/04            10.20%
---------------------------------------------------
         C                9/30/04            10.10%
---------------------------------------------------
         I                9/30/04            10.30%
---------------------------------------------------
        R1                9/30/04            10.20%
---------------------------------------------------
        R2                9/30/04            10.20%
---------------------------------------------------
       529A               9/30/04            10.20%
---------------------------------------------------
       529B               9/30/04            10.10%
---------------------------------------------------
       529C               9/30/04            10.10%
---------------------------------------------------
Periods less than one year are actual, not annualized.

--------------------
Average annual
--------------------

Comparative benchmarks
---------------------------------------------------
Average international multi-cap core fund+    9.43%
---------------------------------------------------
MSCI All Country World ex-U.S. Index#        10.66%
---------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

Share class
---------------------------------------------------
         A                                    3.96%
---------------------------------------------------
         B                                    6.20%
---------------------------------------------------
         C                                    9.10%
---------------------------------------------------
       529A                                   3.86%
---------------------------------------------------
       529B                                   6.10%
---------------------------------------------------
       529C                                   9.10%
---------------------------------------------------
I, R1, and R2 Class shares do not have a sales charge.
Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

---------------------------------------------------
         A                                   10.30%
---------------------------------------------------
         B                                   10.20%
---------------------------------------------------
         C                                   10.10%
---------------------------------------------------
         I                                   10.30%
---------------------------------------------------
        R1                                   10.20%
---------------------------------------------------
        R2                                   10.20%
---------------------------------------------------
       529A                                  10.20%
---------------------------------------------------
       529B                                  10.10%
---------------------------------------------------
       529C                                  10.10%
---------------------------------------------------
Periods less than one year are actual, not annualized.
* For the period from the commencement of the fund's investment operations, September 30, 2004, through November 30, 2004. Index information is from October 1, 2004.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

MSCI All Country World ex-U.S. Index - is a free float-adjusted market capitalization index that is designed to measure equity performance in the developed and emerging markets, excluding the U.S.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, (assuming redemption within one year from the end of the calendar month of purchase), reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The fund's ability to achieve its investment objective depends upon the adviser's skill in determining the fund's strategic target weightings and in selecting the best mix of underlying funds. In turn, the fund's value will fluctuate in response to the performance of the holdings of the underlying funds' portfolios. There is a risk that the adviser's evaluations and assumptions regarding international style, markets, or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds' performance will be higher than the performance of the asset class that they were selected to represent.

In managing the fund, the adviser will have authority to select and substitute underlying funds. The adviser may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the adviser is a fiduciary to the fund and is legally obligated to act in its best interests when selecting underlying funds.

The value of the securities in which the underlying funds invest may decline due to changing economic, political or market conditions or disappointing earnings results.

Prices of securities react to the economic condition of the company that issued the security. The underlying funds' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

Equity and fixed income securities purchased by an underlying fund may be traded in the over-the-counter (OTC) market rather than on an organized exchange. Many OTC securities trade less frequently and in smaller volume than exchange traded securities. OTC investments are therefore subject to liquidity risk, meaning the securities are harder to value or sell at a fair price. Companies that issue OTC securities may have limited product lines, markets or financial resources compared to companies that issue exchange traded securities. The value of OTC securities may be more volatile than exchange traded securities. These factors could have a negative impact on the value of an OTC security and therefore on an underlying fund's performance.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
SEPTEMBER 30, 2004, THROUGH NOVEMBER 30, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 30, 2004 through November 30, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class

--------------------------------------------------------------------------------
                                                                   Expenses
                     Annualized     Beginning        Ending      Paid During
                       Expense    Account Value  Account Value*     Period**
                        Ratio        6/01/04        11/30/04    6/01/04-11/30/04
--------------------------------------------------------------------------------
       Actual          0.37%        $1,000          $1,103           $0.66
 A   ---------------------------------------------------------------------------
       Hypothetical    0.37%        $1,000          $1,008           $0.63
--------------------------------------------------------------------------------
       Actual          1.02%        $1,000          $1,102           $1.82
 B   ---------------------------------------------------------------------------
       Hypothetical    1.02%        $1,000          $1,007           $1.74
--------------------------------------------------------------------------------
       Actual          1.02%        $1,000          $1,101           $1.82
 C   ---------------------------------------------------------------------------
       Hypothetical    1.02%        $1,000          $1,007           $1.74
--------------------------------------------------------------------------------
       Actual          0.03%        $1,000          $1,103           $0.05
 I   ---------------------------------------------------------------------------
       Hypothetical    0.03%        $1,000          $1,008           $0.05
--------------------------------------------------------------------------------
       Actual          0.55%        $1,000          $1,102           $0.98
 R1  ---------------------------------------------------------------------------
       Hypothetical    0.55%        $1,000          $1,008           $0.94
--------------------------------------------------------------------------------
       Actual          0.80%        $1,000          $1,102           $1.43
 R2  ---------------------------------------------------------------------------
       Hypothetical    0.80%        $1,000          $1,007           $1.36
--------------------------------------------------------------------------------
       Actual          0.65%        $1,000          $1,102           $1.16
529A ---------------------------------------------------------------------------
       Hypothetical    0.65%        $1,000          $1,007           $1.11
--------------------------------------------------------------------------------
       Actual          1.30%        $1,000          $1,101           $2.32
529B ---------------------------------------------------------------------------
       Hypothetical    1.30%        $1,000          $1,006           $2.21
--------------------------------------------------------------------------------
       Actual          1.29%        $1,000          $1,101           $2.30
529C ---------------------------------------------------------------------------
       Hypothetical    1.29%        $1,000          $1,006           $2.20
--------------------------------------------------------------------------------
 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class' annualized expense ratio for the most recent period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 11/30/04
--------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes,

Mutual Funds - 99.9%
-------------------------------------------------------------------------------
ISSUER                                                 SHARES           $ VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund Class I*              305,754       $7,280,005
-------------------------------------------------------------------------------
MFS International Growth Fund Class I*                 901,437       18,200,013
-------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I*        335,021        7,280,006
-------------------------------------------------------------------------------
MFS International Value Fund Class I*                  740,741       18,200,013
-------------------------------------------------------------------------------
MFS Research International Fund - Class I*           1,344,001       21,840,016
-------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $69,400,418)                   $72,800,053
-------------------------------------------------------------------------------

ISSUER                                              PAR AMOUNT          $ VALUE
-------------------------------------------------------------------------------

Short-Term Obligation - 0.9%
-------------------------------------------------------------------------------
General Electric Capital Corp., 2.06%,
due 12/01/04, at Amortized Cost                       $639,000         $639,000
-------------------------------------------------------------------------------
Total Investments (Identified Cost, $70,039,418)                    $73,439,053
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.8)%                                (582,251
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $72,856,802
-------------------------------------------------------------------------------
* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 11/30/04

ASSETS

Investments, at value (identified cost, $70,039,418)             $73,439,053
-----------------------------------------------------------------------------------------------------
Cash                                                                     338
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    6,822,070
-----------------------------------------------------------------------------------------------------
Receivable from investment adviser                                   182,732
-----------------------------------------------------------------------------------------------------
Total                                                                                     $80,444,193
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                 $7,517,900
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                       404
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                         1,153
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                  41
-----------------------------------------------------------------------------------------------------
  Program manager fee                                                      5
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                               2
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                67,886
-----------------------------------------------------------------------------------------------------
Total liabilities                                                 $7,587,391
-----------------------------------------------------------------------------------------------------
Net assets                                                                                $72,856,802
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $69,486,604
-----------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments
and translation of assets and liabilities in foreign
currencies                                                         3,399,635
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                      (29,437)
-----------------------------------------------------------------------------------------------------
Net assets                                                                                $72,856,802
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   6,609,345
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                     $41,156,512
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               3,731,736
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $11.03
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$11.03)                                                  $11.70
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                      $9,043,554
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 820,806
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $11.02
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $20,675,138
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,877,031
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $11.01
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                        $719,988
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  65,253
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $11.03
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                        $308,865
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  28,020
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $11.02
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                        $220,373
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  20,000
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $11.02
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares

  Net assets                                                        $220,429
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  20,000
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $11.02
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X11.02)                                                   $11.69
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $245,821
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  22,328
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $11.01
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $266,122
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  24,171
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $11.01
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C,
Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR THE PERIOD ENDED 11/30/04*

NET INVESTMENT INCOME (LOSS)

Interest income                                                                                $4,206
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                    $41
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                               609
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                 10,174
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                  5,685
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                 14,848
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                   206
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2                                    178
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                                 125
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                                 363
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                                 389
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                           89
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                           91
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                           97
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                      89
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                           4,061
-----------------------------------------------------------------------------------------------------
  Printing                                                               42,718
-----------------------------------------------------------------------------------------------------
  Postage                                                                22,003
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          14,600
-----------------------------------------------------------------------------------------------------
  Legal fees                                                              1,112
-----------------------------------------------------------------------------------------------------
  Registration fees                                                      84,651
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                          14,266
-----------------------------------------------------------------------------------------------------
Total expenses                                                                               $216,395
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (182,752)
-----------------------------------------------------------------------------------------------------
  Net expenses                                                           33,643
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                          $(29,437)
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                        $3,399,635
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $3,370,198
-----------------------------------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations,  September 30, 2004 through
  November 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                   PERIOD ENDED
                                                                      11/30/04*
                                                                    (UNAUDITED)
CHANGE IN NET ASSETS

OPERATIONS

Net investment loss                                                    $(29,437)
-------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
 translation                                                          3,399,635
-------------------------------------------------------------------------------
Change in net assets from operations                                 $3,370,198
-------------------------------------------------------------------------------
Change in net assets from fund share transactions                   $69,486,604
-------------------------------------------------------------------------------
Total change in net assets                                          $72,856,802
-------------------------------------------------------------------------------

NET ASSETS

At end of period including accumulated net investment loss
 of $29,437                                                         $72,856,802
-------------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations, September 30, 2004 through November 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                                                            PERIOD ENDED 11/30/04*
                                                                                 (UNAUDITED)
                                                          ----------------------------------------------------------
                                                               CLASS A               CLASS B                 CLASS C

Net asset value, beginning of period                            $10.00                $10.00                  $10.00
--------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                               $(0.00)+++            $(0.01)                 $(0.35)
--------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments          1.03                  1.03                    1.36
------------------------------------------------------------  --------                ------                  ------
Total from investment operations                                 $1.03                 $1.02                   $1.01
------------------------------------------------------------  --------                ------                  ------
Net asset value, end of period                                  $11.03                $11.02                  $11.01
------------------------------------------------------------  --------                ------                  ------
Total return (%)(+)                                              10.30++               10.20++                 10.10++
--------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                            PERIOD ENDED 11/30/04*
                                                                                 (UNAUDITED)
                                                          ----------------------------------------------------------
                                                               CLASS A               CLASS B                 CLASS C

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##^                                                       0.37+                 1.02+                   1.02+
--------------------------------------------------------------------------------------------------------------------
Net investment loss                                              (0.29)+               (0.95)+                 (0.96)+
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                   0(++)                 0(++)                   0(++)
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                                  $41,157                $9,044                 $20,675
--------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.10% of average daily net assets. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, net investment loss per share and the ratios would have been:

Net investment loss                                             $(0.06)               $(0.07)                 $(1.62)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##^                                                       3.87+                 4.52+                   4.52+
--------------------------------------------------------------------------------------------------------------------
Net investment loss                                              (3.79)+               (4.45)+                 (4.46)+
--------------------------------------------------------------------------------------------------------------------
 *   For the period from the commencement of the fund's investment operations, September 30, 2004, through November
     30, 2004.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                            PERIOD ENDED 11/30/04*
                                                                                 (UNAUDITED)
                                                          ----------------------------------------------------------
                                                               CLASS I              CLASS R1                CLASS R2
Net asset value, beginning of period                            $10.00                $10.00                  $10.00
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                                $0.00+++             $(0.01)                 $(0.01)
--------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments          1.03                  1.03                    1.03
------------------------------------------------------------  --------                ------                  ------
Total from investment operations                                 $1.03                 $1.02                   $1.02
------------------------------------------------------------  --------                ------                  ------
Net asset value, end of period                                  $11.03                $11.02                  $11.02
------------------------------------------------------------  --------                ------                  ------
Total return (%)                                                 10.30++               10.20++                 10.20++
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##^                                                       0.03+                 0.55+                   0.80+
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                      0.10+                (0.36)+                 (0.59)+
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                   0(+++)                0(+++)                  0(+++)
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                                     $720                  $309                    $220
--------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.10% of average daily net assets. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, net investment loss per share and the ratios would have been:

Net investment income (loss)                                    $(0.00)+++            $(0.07)                 $(0.07)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##^                                                       3.53+                 4.05+                   4.30+
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                     (3.40)+               (3.86)+                 (4.09)+
--------------------------------------------------------------------------------------------------------------------
    * For the period from the commencement of the fund's investment operations, September 30, 2004, through November
      30, 2004.
    + Annualized.
   ++ Not annualized.
  +++ Per share amount was less than $0.01.
    # Per share data are based on average shares outstanding.
   ## Ratios do not reflect expense reductions from fees paid indirectly.
(+++) Portfolio turnover percentage is less than 1%.
    ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                            PERIOD ENDED 11/30/04*
                                                                                 (UNAUDITED)
                                                          ----------------------------------------------------------
                                                            CLASS 529A            CLASS 529B              CLASS 529C
Net asset value, beginning of period                            $10.00                $10.00                  $10.00
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                               $(0.01)               $(0.02)                 $(0.02)
--------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments          1.03                  1.03                    1.03
------------------------------------------------------------  --------                ------                  ------
Total from investment operations                                 $1.02                 $1.01                   $1.01
------------------------------------------------------------  --------                ------                  ------
Net asset value, end of period                                  $11.02                $11.01                  $11.01
------------------------------------------------------------  --------                ------                  ------
Total return (%)(+)                                              10.20++               10.10++                 10.10++
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##^                                                       0.65+                 1.30+                   1.29+
--------------------------------------------------------------------------------------------------------------------
Net investment loss                                              (0.44)+               (1.10)+                 (1.10)+
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                   0(++)                 0(++)                   0(++)
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                                     $220                  $246                    $266
--------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.10% of average daily net assets. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, net investment loss per share and the ratios would have been:

Net investment loss                                             $(0.07)               $(0.08)                 $(0.08)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##^                                                       4.80+                 4.79+                   4.79+
--------------------------------------------------------------------------------------------------------------------
Net investment loss                                              (4.60)+               (4.60)+                 (4.60)+
--------------------------------------------------------------------------------------------------------------------
   * For the period from the commencement of the fund's investment operations, September 30, 2004, through
     November 30, 2004.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
 (+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover percentage is less than 1%.
 ^   In addition to the fees and expenses which the fund bears directly, the fund indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS International Diversification Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund is a "fund of funds", which invests the majority of its assets in other MFS mutual funds (underlying funds), which in turn may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

INVESTMENT VALUATIONS - Investments in the underlying funds are valued at the net asset value per share of each underlying fund as of the close of the regular trading on the New York Stock Exchange. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

SHORT TERM FEES - The fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the period ended November 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

MFS has contractually agreed to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.10% annually.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC).

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The fund may pay MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the period ended November 30, 2004, the fund did not pay an administrative fee.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $0 and $0 for the period ended November 30, 2004, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                             CLASS A    CLASS B    CLASS C  CLASS R1  CLASS R2

Distribution Fee               0.10%      0.75%      0.75%     0.25%     0.25%
--------------------------------------------------------------------------------
Service Fee                    0.25%      0.25%      0.25%     0.25%     0.25%
--------------------------------------------------------------------------------
Total Distribution Plan        0.35%      1.00%      1.00%     0.50%     0.50%
--------------------------------------------------------------------------------

                          CLASS 529A CLASS 529B CLASS 529C

Distribution Fee               0.10%      0.75%      0.75%
--------------------------------------------------------------------------------
Service Fee                    0.25%      0.25%      0.25%
--------------------------------------------------------------------------------
Total Distribution Plan        0.35%      1.00%      1.00%
--------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such date as the Trustees of the Trust may determine.

MFD retains the service fee for accounts not attributable to a securities dealer, which for the period ended November 30, 2004 amounted to:

                             CLASS A    CLASS B    CLASS C  CLASS R1  CLASS R2

Service Fee Retained by
MFD                               $0         $0         $0        $0        $0
--------------------------------------------------------------------------------

                          CLASS 529A CLASS 529B CLASS 529C

Service Fee Retained by
MFD                               $0         $0         $0
--------------------------------------------------------------------------------

Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B, and Class 529C shares, which commenced operations on September 30, 2004, did not incur any fees.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended November 30, 2004 were as follows:

                             CLASS A    CLASS B  CLASS C CLASS 529B CLASS 529C

Contingent Deferred Sales
Charges Imposed                   $0     $1,998     $250         $0         $0
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, is reimbursed by the fund for shareholder servicing out-of-pocket expenses. For the period ended November 30, 2004, the fund did not incur any out-of-pocket expenses. Also included in shareholder servicing costs are expenses made to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of funds within the MFS Family of Funds aggregated $69,400,418 and $0, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $70,039,418
------------------------------------------------------------------------------
Gross unrealized appreciation                                      $3,399,635
------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                     Period ended
                                                      11/30/04*
                                              SHARES             AMOUNT

CLASS A SHARES

Shares sold                                  3,742,755         $39,388,551
-----------------------------------------------------------------------------
Shares reacquired                              (11,019)           (118,422)
-----------------------------------------------------------------------------
Net change                                   3,731,736         $39,270,129
-----------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                    825,872          $8,724,401
-----------------------------------------------------------------------------
Shares reacquired                               (5,066)            (53,437)
-----------------------------------------------------------------------------
Net change                                     820,806          $8,670,964
-----------------------------------------------------------------------------

                                                     Period ended
                                                      11/30/04*
                                              SHARES             AMOUNT

CLASS C SHARES

Shares sold                                     65,261         $19,755,883
-----------------------------------------------------------------------------
Shares reacquired                                   (8)            (40,864)
-----------------------------------------------------------------------------
Net change                                      65,253         $19,715,019
-----------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                  1,880,980            $677,719
-----------------------------------------------------------------------------
Shares reacquired                               (3,949)                (88)
-----------------------------------------------------------------------------
Net change                                   1,877,031            $677,631
-----------------------------------------------------------------------------

CLASS R1 SHARES

Shares sold                                     28,025            $284,743
-----------------------------------------------------------------------------
Shares reacquired                                   (5)                (47)
-----------------------------------------------------------------------------
Net change                                      28,020            $284,696
-----------------------------------------------------------------------------

CLASS R2 SHARES

Shares sold                                     20,000            $200,000
-----------------------------------------------------------------------------
Net change                                      20,000            $200,000
-----------------------------------------------------------------------------

CLASS 529A SHARES

Shares sold                                     20,000            $200,000
-----------------------------------------------------------------------------
Net change                                      20,000            $200,000
-----------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                     22,328            $225,000
-----------------------------------------------------------------------------
Net change                                      22,238            $225,000
-----------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                     24,171            $243,165
-----------------------------------------------------------------------------
Net change                                      24,171            $243,165
-----------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations, September 30, 2004, through November 30, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the period ended November 30, 2004 was $64, and is included in miscellaneous expense. The fund had no significant borrowings during the period ended November 30, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4,
2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
--------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

--------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
--------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              MDI-SEM 1/05 13M

MFS(R) CONSERVATIVE ALLOCATION FUND                                    11/30/04
MFS(R) MODERATE ALLOCATION FUND
MFS(R) GROWTH ALLOCATION FUND
MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                3
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    7
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                 11
                        ------------------------------------------------------
                        EXPENSE TABLE                                       21
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            29
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                33
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       51
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               60
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      60
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

  o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

  o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

  o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

  o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

  o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

  o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

    December 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO  COMPOSITION    MFS(R) CONSERVATIVE ALLOCATION FUND
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE                         PORTFOLIO STRUCTURE
(TARGET ALLOCATIONS)                        (ACTUAL ALLOCATIONS)

Bond Funds                    50.0%         Bond Funds                    49.2%
U.S. Stock Funds              35.0%         U.S. Stock Funds              35.8%
Cash & Other Net Assets*      10.0%         Cash & Other Net Assets*       9.9%
International Stock Funds      5.0%         International Stock Funds      5.1%


             MFS FUND HOLDINGS
             (ACTUAL ALLOCATIONS)

             U.S. BOND FUNDS
             MFS(R) Limited Maturity Fund - Class I       19.7%
             --------------------------------------------------
             MFS(R) Intermediate Investment Grade
               Bond Fund - Class I                        14.8%
             --------------------------------------------------
             MFS(R) Government Securities
               Fund - Class I                              9.8%
             --------------------------------------------------
             MFS(R) Research Bond Fund - Class I           4.9%
             --------------------------------------------------
                                                          49.2%
             --------------------------------------------------

             U.S. STOCK FUNDS
             MFS(R) Research Fund - Class I               15.4%
             --------------------------------------------------
             MFS(R) Value Fund - Class I                  15.3%
             --------------------------------------------------
             MFS(R) Strategic Growth Fund - Class I        5.1%
             --------------------------------------------------
                                                          35.8%
             --------------------------------------------------

             CASH
             MFS(R) Money Market Fund                      9.9%
             --------------------------------------------------

             INTERNATIONAL STOCK FUNDS
             MFS(R) Research International
               Fund - Class I                              5.1%
             --------------------------------------------------

Percentages are based on net assets as of 11/30/04.

Fund holdings do not reflect the fund's working cash balances; some portion of the fund's portfolio will be held in cash due to purchase and redemption activity and other short-term needs. Current holdings may be different.

* Cash & Other Net Assets includes investments in MFS money market fund.

-------------------------------------------------------------------------------
PORTFOLIO  COMPOSITION    MFS(R) MODERATE ALLOCATION FUND
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE                         PORTFOLIO STRUCTURE
(TARGET ALLOCATIONS)                        (ACTUAL ALLOCATIONS)

U.S. Stock Funds              50.0%         U.S. Stock Funds              50.0%
Bond Funds                    35.0%         Bond Funds                    34.9%
International Stock Funds     10.0%         International Stock Funds     10.1%
Cash & Other Net Assets*       5.0%         Cash & Other Net Assets*       5.0%


             MFS FUND HOLDINGS
             (ACTUAL ALLOCATIONS)

             U.S. STOCK FUNDS
             MFS(R) Research Fund - Class I               15.0%
             --------------------------------------------------
             MFS(R) Value Fund - Class I                  15.0%
             --------------------------------------------------
             MFS(R) Strategic Growth
               Fund - Class I                              9.9%
             --------------------------------------------------
             MFS(R) Mid Cap Value Fund - Class I           5.1%
             --------------------------------------------------
             MFS(R) Mid Cap Growth Fund - Class I          5.0%
             --------------------------------------------------
                                                          50.0%
             --------------------------------------------------

             U.S. BOND FUNDS
             MFS(R) Intermediate Investment Grade
               Bond Fund - Class I                        10.0%
             --------------------------------------------------
             MFS(R) Research Bond Fund - Class I          10.0%
             --------------------------------------------------
             MFS(R) Government Securities
               Fund - Class I                              9.9%
             --------------------------------------------------
             MFS(R) High Income Fund - Class I             5.0%
             --------------------------------------------------
                                                          34.9%
             --------------------------------------------------

             INTERNATIONAL STOCK FUNDS
             MFS(R) Research International
               Fund - Class I                             10.1%
             --------------------------------------------------

             CASH
             MFS(R) Money Market Fund                      5.0%
             --------------------------------------------------

Percentages are based on net assets as of 11/30/04.

Fund holdings do not reflect the fund's working cash balances; some portion of the fund's portfolio will be held in cash due to purchase and redemption activity and other short-term needs. Current holdings may be different.

* Cash & Other Net Assets includes investments in MFS money market fund.

-------------------------------------------------------------------------------
PORTFOLIO  COMPOSITION    MFS(R) GROWTH ALLOCATION FUND
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE                         PORTFOLIO STRUCTURE
(TARGET ALLOCATIONS)                        (ACTUAL ALLOCATIONS)

U.S. Stock Funds              60.0%         U.S. Stock Funds              59.8%
International Stock Funds     20.0%         International Stock Funds     20.2%
Bond Funds                    20.0%         Bond Funds                    20.0%

             MFS FUND HOLDINGS
             (ACTUAL ALLOCATIONS)

             U.S. STOCK FUNDS
             MFS(R) Strategic Growth Fund - Class I       14.9%
             --------------------------------------------------
             MFS(R) Value Fund - Class I                  14.9%
             --------------------------------------------------
             MFS(R) Mid Cap Growth
               Fund - Class I                             10.0%
             --------------------------------------------------
             MFS(R) Mid Cap Value Fund - Class I          10.0%
             --------------------------------------------------
             MFS(R) Research Fund - Class I               10.0%
             --------------------------------------------------
                                                          59.8%
             --------------------------------------------------

             INTERNATIONAL STOCK FUNDS
             MFS(R) Research International
               Fund - Class I                             15.1%
             --------------------------------------------------
             MFS(R) International New
               Discovery Fund - Class I                    5.1%
             --------------------------------------------------
                                                          20.2%
             --------------------------------------------------

             U.S. BOND FUNDS
             MFS(R) Research Bond Fund - Class I          10.0%
             --------------------------------------------------
             MFS(R) Government Securities
               Fund - Class I                              5.0%
             --------------------------------------------------
             MFS(R) High Income Fund - Class I             5.0%
             --------------------------------------------------
                                                          20.0%
             --------------------------------------------------

Percentages are based on net assets as of 11/30/04.

Fund holdings do not reflect the fund's working cash balances; some portion of the fund's portfolio will be held in cash due to purchase and redemption activity and other short-term needs. Current holdings may be different.

-------------------------------------------------------------------------------
PORTFOLIO  COMPOSITION      MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE                         PORTFOLIO STRUCTURE
(TARGET ALLOCATIONS)                        (ACTUAL ALLOCATIONS)

U.S. Stock Funds              80.0%         U.S. Stock Funds              79.8%
International Stock Funds     20.0%         International Stock Funds     20.2%

             MFS FUND HOLDINGS
             (ACTUAL ALLOCATIONS)

             U.S. STOCK FUNDS
             MFS(R) Strategic Growth Fund - Class I       19.9%
             --------------------------------------------------
             MFS(R) Mid Cap Value Fund - Class I          15.0%
             --------------------------------------------------
             MFS(R) Value Fund - Class I                  15.0%
             --------------------------------------------------
             MFS(R) Mid Cap Growth Fund - Class I         14.9%
             --------------------------------------------------
             MFS(R) Research Fund - Class I               10.0%
             --------------------------------------------------
             MFS(R) New Discovery Fund - Class I           5.0%
             --------------------------------------------------
                                                          79.8%
             --------------------------------------------------

             INTERNATIONAL STOCK FUNDS
             MFS(R) International New
               Discovery Fund - Class I                   10.1%
             --------------------------------------------------
             MFS(R) Research International
               Fund - Class I                             10.1%
             --------------------------------------------------
                                                          20.2%
             --------------------------------------------------

Percentages are based on net assets as of 11/30/04.

Fund holdings do not reflect the fund's working cash balances; some portion of the fund's portfolio will be held in cash due to purchase and redemption activity and other short-term needs. Current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW          MFS(R) CONSERVATIVE ALLOCATION FUND
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

The MFS Conservative Allocation Fund is a blend of approximately 50% bond funds, 40% stock funds, and 10% money market funds. The MFS Conservative Allocation Fund seeks a high level of total return consistent with a conservative level of risk relative to the other MFS asset allocation funds.

For the six months ended November 30, 2004, Class A shares of the MFS Conservative Allocation Fund provided a cumulative return not including sales charges of 4.78%, outperforming the 3.82% return of its primary benchmark, the Lehman Brothers Aggregate Bond Index. The fund's secondary benchmark, a blend of 35% of the S&P 500, 5% of the MSCI EAFE Index, 50% of the Lehman Brothers Aggregate Bond Index, and 10% of the Lehman Brothers Three-Month Treasury Bill Index, returned 4.63%.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment, corporate spending, and corporate earnings growth continued to improve, although we feel that record-high oil prices, concerns about rising interest rates, and an unsettled geopolitical environment affected global markets. The U.S. Federal Reserve Board raised interest rates four times during the period, and in our view, set expectations for an ongoing series of modest rate hikes. During the reporting period, the U.S. dollar fell significantly against the Euro and other major currencies. This trend would have a negative impact on the relative performance of any fund which was overweight in dollar denominated assets versus its benchmark. Alternatively, it would help funds which were underweight.

CONTRIBUTORS TO PERFORMANCE

For the period, all underlying MFS mutual funds within the portfolio posted positive absolute returns. Compared to the fund's blended benchmark, the major contributors to relative performance were the large cap value and international equity funds. Our positions in the MFS Value Fund and the MFS Research International Fund led to positive allocation results relative to the fund's blended benchmark. Positive selection and allocation in the MFS Research Fund also contributed to our outperformance over the period.

DETRACTORS FROM PERFORMANCE

The primary detractors from relative performance were our fixed income portfolios. All of the bond funds posted positive absolute returns, although, on a relative basis, bond and cash markets underperformed equities over the time period. To the extent that we had allocations to these markets, those allocations detracted from performance. The major negative impacts to relative performance were due to our positions in the MFS Limited Maturity Fund and the MFS Money Market Fund.

The views expressed are those of the portfolio management team only through the end of the period as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW          MFS(R) MODERATE ALLOCATION FUND
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

The MFS Moderate Allocation Fund is a blend of approximately 60% stock funds, 35% fixed income funds, and 5% money market funds. The MFS Moderate Allocation Fund seeks a high level of total return consistent with a moderate level of risk relative to the other MFS asset allocation funds.

For the six months ended November 30, 2004, Class A shares of the MFS Moderate Allocation Fund provided a cumulative return not including sales charges of 6.47%, outperforming the 5.67% return of its primary benchmark, the S&P 500. The fund's secondary benchmark, a blend of 50% of the S&P 500, 10% of the MSCI EAFE Index, 35% of the Lehman Brothers Aggregate Bond Index, and 5% of the Lehman Brothers Three-Month Treasury Bill Index, returned 5.50%.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment, corporate spending, and corporate earnings growth continued to improve, although we feel that record-high oil prices, concerns about rising interest rates, and an unsettled geopolitical environment affected global markets. The U.S. Federal Reserve Board raised interest rates four times during the period, and in our view, set expectations for an ongoing series of modest rate hikes. During the reporting period, the U.S. dollar fell significantly against the Euro and other major currencies. This trend would have a negative impact on the relative performance of any fund which was overweight in dollar denominated assets versus its benchmark. Alternatively, it would help funds which were underweight.

CONTRIBUTORS TO PERFORMANCE

For the period all underlying MFS mutual funds within the portfolio posted positive absolute returns. The primary contributors to relative performance over the period were our allocations to value and international equity funds held within the portfolio. The majority of relative outperformance was due to our positions in the MFS Value Fund and the MFS Research International Fund. Positive security selection within the MFS Research Fund also boosted relative results. Other funds that contributed to relative performance were the MFS Mid Cap Value Fund and the MFS High Income Fund.

DETRACTORS FROM PERFORMANCE

The primary detractor from relative performance over the period was a combination of our fixed income and U.S. growth portfolios. All of the underlying bond funds posted positive absolute returns, although, on a relative basis, bond and cash markets underperformed equities over the time period. To the extent that we had allocations to these markets, those allocations detracted from performance. The major impacts to relative performance on the fixed income side were due to our positions in the MFS Intermediate Investment Grade Bond Fund, MFS Money Market Fund and MFS Government Securities Fund. Detractors on the U.S. growth equity side came from the MFS Mid Cap Growth Fund, which underperformed its benchmark over the period, the Russell Mid Cap Growth Index, and our allocation to MFS Strategic Growth Fund.

The views expressed are those of the portfolio management team only through the end of the period as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW MFS(R) GROWTH ALLOCATION FUND
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

The MFS Growth Allocation Fund is made up of approximately 60% domestic stock funds, 20% international stock funds, and 20% fixed income funds. The MFS Growth Allocation Fund seeks a high level of total return consistent with a greater than moderate level of risk relative to the other MFS asset allocation funds.

For the six months ended November 30, 2004, Class A shares of the MFS Growth Allocation Fund provided a cumulative return not including sales charges of 7.54%, outperforming the 5.67% return of its primary benchmark, the S&P 500. The fund's secondary benchmark, a blend of 60% of the S&P 500, 20% of the MSCI EAFE Index, 20% of the Lehman Brothers Aggregate Bond Index, returned 6.70%.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment, corporate spending, and corporate earnings growth continued to improve, although we feel that record-high oil prices, concerns about rising interest rates, and an unsettled geopolitical environment affected global markets. The U.S. Federal Reserve Board raised interest rates four times during the period, and in our view, set expectations for an ongoing series of modest rate hikes. During the reporting period, the U.S. dollar fell significantly against the Euro and other major currencies. This trend would have a negative impact on the relative performance of any fund which was overweight in dollar denominated assets versus its benchmark. Alternatively, it would help funds which were underweight.

CONTRIBUTORS TO PERFORMANCE

All underlying MFS mutual funds within the portfolio posted positive absolute returns for the period. The largest contributor to relative performance was our allocation to the MFS Research International Fund. Our allocations to the MFS Mid Cap Value and MFS Value Funds were also positive drivers of performance relative to the fund's blended benchmark. Other funds that increased relative performance were the MFS Research, MFS International New Discovery, and MFS High Income Funds.

DETRACTORS FROM PERFORMANCE

The primary detractors from relative performance over the period were a combination of U.S. growth and fixed income funds. Our positioning in the MFS Strategic Growth Fund was our single largest detractor for the period. Other funds that detracted from performance but to a lesser extent were the MFS Research Bond, MFS Government Securities, and MFS Mid Cap Growth Funds.

The views expressed are those of the portfolio management team only through the end of the period as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW MFS(R) AGGRESSIVE GROWTH ALLOCATION
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

The MFS Aggressive Growth Allocation Fund is made up of approximately 80% domestic stock funds and 20% international stock funds. The MFS Aggressive Growth Allocation Fund seeks a high level of total return consistent with an aggressive level of risk relative to the other MFS asset allocation funds.

For the six months ended November 30, 2004, Class A shares of the MFS Aggressive Allocation Fund provided a cumulative return not including sales charges of 7.51%, outperforming the 5.67% return of its primary benchmark, the S&P 500. The fund's secondary benchmark, a blend of 80% of the S&P 500, and 20% of the MSCI EAFE Index, returned 7.03%.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment, corporate spending, and corporate earnings growth continued to improve, although we feel that record-high oil prices, concerns about rising interest rates, and an unsettled geopolitical environment affected global markets. The U.S. Federal Reserve Board raised interest rates four times during the period, and in our view, set expectations for an ongoing series of modest rate hikes. During the reporting period, the U.S. dollar fell significantly against the Euro and other major currencies. This trend would have a negative impact on the relative performance of any fund which was overweight in dollar denominated assets versus its benchmark. Alternatively, it would help funds which were underweight.

CONTRIBUTORS TO PERFORMANCE

All underlying MFS mutual funds within the portfolio posted positive absolute returns for the period. The primary contributors to relative performance were our allocations to international, large cap value and mid cap value funds within the portfolio. Our outperformance over the period relative to the fund's blended benchmark was largely generated by our allocation to MFS Mid Cap Value Fund, MFS Value Fund, MFS International New Discovery Fund and MFS Research International Fund. Positive selection within the MFS Research Fund also boosted relative returns.

DETRACTORS FROM PERFORMANCE

The primary detractors from relative performance over the period were our positions in large cap growth, mid cap growth and small cap growth funds. Although these funds posted positive absolute returns, they detracted from performance relative to the Aggressive Growth Allocation Fund's blended benchmark. The largest detractor over the period was the allocation effect attributed to the MFS Strategic Growth Fund, though this was partially offset by positive selection. While the growth segment of the market lagged the overall market, MFS Strategic Growth Fund outperformed its respective benchmark, the Russell 1000 Growth Index. The MFS Mid Cap Growth Fund underperformed its respective benchmark, the Russell Mid Cap Growth Index. Stock selection held back performance on the MFS New Discovery Fund; that fund also underperformed its benchmark, the Russell 2000 Growth Index, over the period.

The views expressed are those of the portfolio management team only through the end of the period as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 11/30/04       MFS(R) CONSERVATIVE ALLOCATION FUND
-------------------------------------------------------------------------------

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                           Class
    Share class        inception date       6-mo       1-yr       Life*
--------------------------------------------------------------------------
         A                6/28/02             4.78%      8.09%       6.26%
--------------------------------------------------------------------------
         B                6/28/02             4.35%      7.30%       5.58%
--------------------------------------------------------------------------
         C                6/28/02             4.36%      7.31%       5.58%
--------------------------------------------------------------------------
         I                6/28/02             4.94%      8.38%       6.67%
--------------------------------------------------------------------------
        R1                12/31/02            4.61%      7.85%       6.09%
--------------------------------------------------------------------------
        R2                10/31/03            4.44%      7.47%       5.64%
--------------------------------------------------------------------------
       529A               7/31/02             4.60%      7.74%       6.04%
--------------------------------------------------------------------------
       529B               7/31/02             4.27%      6.98%       5.32%
--------------------------------------------------------------------------
       529C               7/31/02             4.28%      7.10%       5.37%
--------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
--------------------------------------------------------------------------
Average income fund+                          5.52%      9.21%       8.08%
--------------------------------------------------------------------------
Asset Allocation Conservative Index#**        4.63%      8.01%       7.21%
--------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index#         3.82%      4.44%       5.70%
--------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

-----------------------
Average annual
with sales charge
-----------------------

    Share class                             6-mo       1-yr       Life*
--------------------------------------------------------------------------
         A                                   -1.25%      1.88%       3.70%
--------------------------------------------------------------------------
         B                                    0.35%      3.30%       4.42%
--------------------------------------------------------------------------
         C                                    3.36%      6.31%       5.58%
--------------------------------------------------------------------------
       529A                                  -1.41%      1.55%       3.48%
--------------------------------------------------------------------------
       529B                                   0.27%      2.98%       4.17%
--------------------------------------------------------------------------
       529C                                   3.28%      6.10%       5.37%
--------------------------------------------------------------------------
I, R1, and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

-----------------------
Cumulative without
sales charge
-----------------------

--------------------------------------------------------------------------
         A                                    4.78%      8.09%      15.87%
--------------------------------------------------------------------------
         B                                    4.35%      7.30%      14.06%
--------------------------------------------------------------------------
         C                                    4.36%      7.31%      14.08%
--------------------------------------------------------------------------
         I                                    4.94%      8.38%      16.94%
--------------------------------------------------------------------------
        R1                                    4.61%      7.85%      15.40%
--------------------------------------------------------------------------
        R2                                    4.44%      7.47%      14.24%
--------------------------------------------------------------------------
       529A                                   4.60%      7.74%      15.28%
--------------------------------------------------------------------------
       529B                                   4.27%      6.98%      13.40%
--------------------------------------------------------------------------
       529C                                   4.28%      7.10%      13.53%
--------------------------------------------------------------------------


Periods less than one year are actual, not annualized.
 * For the period from the commencement of the fund's investment operations, June 28, 2002, through November 30, 2004. Index information is from July 1, 2002.
** Comprised of the following indices: Lehman Brothers Aggregate Bond Index
   (50%), S&P 500 Stock Index (35%), Lehman Brothers Three-Month Treasury Bill Index (10%), MSCI EAFE Index (5%).
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 11/30/04       MFS(R) MODERATE ALLOCATION FUND
-------------------------------------------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                           Class
    Share class        inception date      6-mo        1-yr       Life*
--------------------------------------------------------------------------
         A                6/28/02            6.47%      11.42%       9.00%
--------------------------------------------------------------------------
         B                6/28/02            6.07%      10.65%       8.36%
--------------------------------------------------------------------------
         C                6/28/02            5.99%      10.64%       8.35%
--------------------------------------------------------------------------
         I                6/28/02            6.50%      11.74%       9.45%
--------------------------------------------------------------------------
        R1                12/31/02           6.31%      11.09%       8.82%
--------------------------------------------------------------------------
        R2                10/31/03           6.23%      10.98%       8.45%
--------------------------------------------------------------------------
       529A               7/31/02            6.22%      11.13%       8.80%
--------------------------------------------------------------------------
       529B               7/31/02            5.91%      10.36%       8.12%
--------------------------------------------------------------------------
       529C               7/31/02            5.91%      10.42%       8.15%
--------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
--------------------------------------------------------------------------
Average balanced fund+                       5.04%       8.83%       7.42%
--------------------------------------------------------------------------
Asset Allocation Moderate Index#**           5.50%      10.40%       8.38%
--------------------------------------------------------------------------
Standard & Poor's 500 Stock Index#           5.67%      12.85%       9.22%
--------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

-----------------------
Average annual
with sales charge
-----------------------

    Share class                            6-mo        1-yr       Life*
--------------------------------------------------------------------------
         A                                   0.35%       5.01%       6.37%
--------------------------------------------------------------------------
         B                                   2.07%       6.65%       7.25%
--------------------------------------------------------------------------
         C                                   4.99%       9.64%       8.35%
--------------------------------------------------------------------------
       529A                                  0.11%       4.74%       6.18%
--------------------------------------------------------------------------
       529B                                  1.91%       6.36%       7.01%
--------------------------------------------------------------------------
       529C                                  4.91%       9.42%       8.15%
--------------------------------------------------------------------------
I, R1, and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

-----------------------
Cumulative without
sales charge
-----------------------

--------------------------------------------------------------------------
         A                                   6.47%      11.42%      23.23%
--------------------------------------------------------------------------
         B                                   6.07%      10.65%      21.49%
--------------------------------------------------------------------------
         C                                   5.99%      10.64%      21.48%
--------------------------------------------------------------------------
         I                                   6.50%      11.74%      24.47%
--------------------------------------------------------------------------
        R1                                   6.31%      11.09%      22.75%
--------------------------------------------------------------------------
        R2                                   6.23%      10.98%      21.74%
--------------------------------------------------------------------------
       529A                                  6.22%      11.13%      22.70%
--------------------------------------------------------------------------
       529B                                  5.91%      10.36%      20.85%
--------------------------------------------------------------------------
       529C                                  5.91%      10.42%      20.91%
--------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
 * For the period from the commencement of the fund's investment operations, June 28, 2002, through November 30, 2004. Index information is from July 1, 2002.
** Comprised of the following indices: S&P 500 Stock Index (50%), MSCI EAFE
   Index (10%), Lehman Brothers Aggregate Bond Index (35%), Lehman Brothers Three-Month Treasury Bill Index (5%).
+ Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 11/30/04       MFS(R) GROWTH ALLOCATION FUND
-------------------------------------------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                           Class
    Share class        inception date      6-mo        1-yr       Life*
--------------------------------------------------------------------------
         A                6/28/02            7.54%      14.51%      11.17%
--------------------------------------------------------------------------
         B                6/28/02            7.19%      13.75%      10.42%
--------------------------------------------------------------------------
         C                6/28/02            7.20%      13.73%      10.41%
--------------------------------------------------------------------------
         I                6/28/02            7.76%      14.91%      11.54%
--------------------------------------------------------------------------
        R1                12/31/02           7.46%      14.35%      11.11%
--------------------------------------------------------------------------
        R2                10/31/03           7.31%      14.05%      10.50%
--------------------------------------------------------------------------
       529A               7/31/02            7.39%      14.15%      10.91%
--------------------------------------------------------------------------
       529B               7/31/02            6.97%      13.45%      10.06%
--------------------------------------------------------------------------
       529C               7/31/02            7.06%      13.49%      10.11%
--------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
--------------------------------------------------------------------------
Average multi-cap core fund+                 6.05%      11.51%       9.31%
--------------------------------------------------------------------------
Asset Allocation Growth Index+               6.70%      13.36%       9.66%
--------------------------------------------------------------------------
Standard & Poor's 500 Stock Index#           5.67%      12.85%       9.22%
--------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

-----------------------
Average annual
with sales charge
-----------------------

    Share class                            6-mo        1-yr       Life*
--------------------------------------------------------------------------
         A                                   1.35%       7.93%       8.49%
--------------------------------------------------------------------------
         B                                   3.19%       9.75%       9.34%
--------------------------------------------------------------------------
         C                                   6.20%      12.73%      10.41%
--------------------------------------------------------------------------
       529A                                  1.22%       7.58%       8.23%
--------------------------------------------------------------------------
       529B                                  2.97%       9.45%       8.97%
--------------------------------------------------------------------------
       529C                                  6.06%      12.49%      10.11%
--------------------------------------------------------------------------
I, R1, and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

-----------------------
Cumulative without
sales charge
-----------------------

--------------------------------------------------------------------------
         A                                   7.54%      14.51%      29.28%
--------------------------------------------------------------------------
         B                                   7.19%      13.75%      27.17%
--------------------------------------------------------------------------
         C                                   7.20%      13.73%      27.15%
--------------------------------------------------------------------------
         I                                   7.76%      14.91%      30.31%
--------------------------------------------------------------------------
        R1                                   7.46%      14.35%      29.10%
--------------------------------------------------------------------------
        R2                                   7.31%      14.05%      27.38%
--------------------------------------------------------------------------
       529A                                  7.39%      14.15%      28.53%
--------------------------------------------------------------------------
       529B                                  6.97%      13.45%      26.16%
--------------------------------------------------------------------------
       529C                                  7.06%      13.49%      26.31%
--------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
* For the period from the commencement of the fund's investment operations, June 28, 2002, through November 30, 2004. Index information is from July 1, 2002.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.
+ Comprised of the following indices: S&P 500 Stock Index (60%), MSCI EAFE
  Index (20%), Lehman Brothers Aggregate Bond Index (20%).

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 11/30/04    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
-------------------------------------------------------------------------------

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                           Class
    Share class        inception date      6-mo        1-yr       Life*
--------------------------------------------------------------------------
         A                6/28/02            7.51%      15.41%      11.53%
--------------------------------------------------------------------------
         B                6/28/02            7.08%      14.62%      10.93%
--------------------------------------------------------------------------
         C                6/28/02            7.17%      14.63%      10.90%
--------------------------------------------------------------------------
         I                6/28/02            7.69%      15.85%      11.99%
--------------------------------------------------------------------------
        R1                12/31/02           7.43%      15.23%      11.46%
--------------------------------------------------------------------------
        R2                10/31/03           7.20%      14.79%      11.04%
--------------------------------------------------------------------------
       529A               7/31/02            7.36%      15.16%      11.39%
--------------------------------------------------------------------------
       529B               7/31/02            6.96%      14.35%      10.54%
--------------------------------------------------------------------------
       529C               7/31/02            7.04%      14.41%      10.65%
--------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
--------------------------------------------------------------------------
Average multi-cap core fund+                 6.05%      11.51%       9.31%
--------------------------------------------------------------------------
Asset Allocation Aggressive Growth Index#**  7.03%      15.05%      10.14%
--------------------------------------------------------------------------
Standard & Poor's 500 Stock Index#           5.67%      12.85%       9.22%
--------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

-----------------------
Average annual
with sales charge
-----------------------

    Share class                            6-mo        1-yr       Life*
--------------------------------------------------------------------------
         A                                   1.33%       8.78%       8.84%
--------------------------------------------------------------------------
         B                                   3.08%      10.62%       9.86%
--------------------------------------------------------------------------
         C                                   6.17%      13.63%      10.90%
--------------------------------------------------------------------------
       529A                                  1.18%       8.54%       8.70%
--------------------------------------------------------------------------
       529B                                  2.96%      10.35%       9.46%
--------------------------------------------------------------------------
       529C                                  6.04%      13.41%      10.65%
--------------------------------------------------------------------------
I, R1, and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

-----------------------
Cumulative without
sales charge
-----------------------

--------------------------------------------------------------------------
         A                                   7.51%      15.41%      30.30%
--------------------------------------------------------------------------
         B                                   7.08%      14.62%      28.60%
--------------------------------------------------------------------------
         C                                   7.17%      14.63%      28.50%
--------------------------------------------------------------------------
         I                                   7.69%      15.85%      31.60%
--------------------------------------------------------------------------
        R1                                   7.43%      15.23%      30.10%
--------------------------------------------------------------------------
        R2                                   7.20%      14.79%      28.90%
--------------------------------------------------------------------------
       529A                                  7.36%      15.16%      29.90%
--------------------------------------------------------------------------
       529B                                  6.96%      14.35%      27.50%
--------------------------------------------------------------------------
       529C                                  7.04%      14.41%      27.80%
--------------------------------------------------------------------------


Periods less than one year are actual, not annualized.

 * For the period from the commencement of the fund's investment operations, June 28, 2002, through November 30, 2004. Index information is from July 1, 2002.
** Comprised of the following indices: S&P 500 Stock Index (80%), MSCI EAFE
   Index (20%).
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
NOTES TO PERFORMANCE SUMMARY AND KEY RISK CONSIDERATIONS
-------------------------------------------------------------------------------

INDEX DEFINITIONS

S&P 500 STOCK INDEX - is a capitalization-weighted index of 500 widely held stocks, designed to measure broad U.S. equity performance.

MSCI EAFE INDEX - is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

LEHMAN BROTHERS AGGREGATE BOND INDEX - measures the U.S. investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

LEHMAN BROTHERS THREE-MONTH TREASURY BILL INDEX - is derived from secondary market Treasury bill rates published by the Federal Reserve Bank.

RUSSELL 1000 GROWTH INDEX - measures U.S. large-cap growth stocks.

RUSSELL 2000 GROWTH INDEX - measures U.S. small-cap growth stocks

RUSSELL MIDCAP GROWTH INDEX - measures U.S. mid-cap growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the calendar month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for R1 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for R2 and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The funds" ability to achieve its investment objective depends upon the adviser's skill in determining the funds" strategic asset class allocation and in selecting the best mix of underlying funds. There is a risk that the adviser's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds" performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the funds. If an underlying fund were to change its investment objective or policies, a fund might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

In managing the funds, the adviser will have authority to select and substitute underlying funds. The adviser may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Certain of the underlying funds may invest in revenue obligations, which are municipal bonds that are not backed by the full faith and credit of the issuer. These securities are subject to a higher degree of credit risk than general municipal bonds.

Some of the underlying funds may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Certain underlying funds may invest in high yield or lower-rated securities, which may provide greater returns but are subject to greater-than-average risk. In addition, some underlying funds may invest in foreign or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The funds" value will vary daily since its investments will fluctuate in response to issuer, market, regulatory, economic, or political developments. Because stocks tend to be more volatile than some other investments, such as bonds, the more assets a fund dedicates to stocks, generally the more volatile the funds" value will be. Bond prices will decline when interest rates rise and will increase when interest rates fall. Many bonds also carry credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, bonds with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods. However, stocks historically have outperformed bonds over time. Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE                    MFS(R) CONSERVATIVE ALLOCATION FUND
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM JUNE 1, 2004, THROUGH NOVEMBER 30, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2004 through November 30, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   6/01/04-
                            Ratio       5/01/04        10/31/04       11/30/04
-----------------------------------------------------------------------------
        Actual              0.45%       $1,000          $1,048          $2.31
  A     ---------------------------------------------------------------------
        Hypothetical        0.45%       $1,000          $1,023          $2.28
-----------------------------------------------------------------------------
        Actual              1.10%       $1,000          $1,044          $5.64
  B    ----------------------------------------------------------------------
        Hypothetical        1.10%       $1,000          $1,019          $5.57
-----------------------------------------------------------------------------
        Actual              1.10%       $1,000          $1,044          $5.64
  C     ---------------------------------------------------------------------
        Hypothetical        1.10%       $1,000          $1,019          $5.57
-----------------------------------------------------------------------------
        Actual              0.10%       $1,000          $1,049          $0.51
  I     ---------------------------------------------------------------------
        Hypothetical        0.10%       $1,000          $1,024          $0.51
-----------------------------------------------------------------------------
        Actual              0.60%       $1,000          $1,046          $3.08
  R1    ---------------------------------------------------------------------
        Hypothetical        0.60%       $1,000          $1,022          $3.04
-----------------------------------------------------------------------------
        Actual              0.85%       $1,000          $1,044          $4.36
  R2    ---------------------------------------------------------------------
        Hypothetical        0.85%       $1,000          $1,021          $4.31
-----------------------------------------------------------------------------
        Actual              0.70%       $1,000          $1,046          $3.59
  529A  ---------------------------------------------------------------------
        Hypothetical        0.70%       $1,000          $1,021          $3.55
-----------------------------------------------------------------------------
        Actual              1.35%       $1,000          $1,043          $6.91
  529B  ---------------------------------------------------------------------
        Hypothetical        1.35%       $1,000          $1,018          $6.83
-----------------------------------------------------------------------------
        Actual              1.35%       $1,000          $1,043          $6.91
  529C  ---------------------------------------------------------------------
        Hypothetical        1.35%       $1,000          $1,018          $6.83
-----------------------------------------------------------------------------

 * Ending account value reflects each class" ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------
EXPENSE TABLE               MFS(R) MODERATE ALLOCATION FUND
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM JUNE 1, 2004, THROUGH NOVEMBER 30, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2004 through November 30, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   6/01/04-
                            Ratio       5/01/04        10/31/04       11/30/04
-----------------------------------------------------------------------------
        Actual              0.45%       $1,000          $1,065          $2.33
  A     ---------------------------------------------------------------------
        Hypothetical        0.45%       $1,000          $1,023          $2.28
-----------------------------------------------------------------------------
        Actual              1.10%       $1,000          $1,061          $5.68
  B    ----------------------------------------------------------------------
        Hypothetical        1.10%       $1,000          $1,019          $5.57
-----------------------------------------------------------------------------
        Actual              1.10%       $1,000          $1,060          $5.68
  C     ---------------------------------------------------------------------
        Hypothetical        1.10%       $1,000          $1,019          $5.57
-----------------------------------------------------------------------------
        Actual              0.10%       $1,000          $1,065          $0.52
  I     ---------------------------------------------------------------------
        Hypothetical        0.10%       $1,000          $1,024          $0.51
-----------------------------------------------------------------------------
        Actual              0.60%       $1,000          $1,063          $3.10
  R1    ---------------------------------------------------------------------
        Hypothetical        0.60%       $1,000          $1,022          $3.04
-----------------------------------------------------------------------------
        Actual              0.85%       $1,000          $1,062          $4.39
  R2    ---------------------------------------------------------------------
        Hypothetical        0.85%       $1,000          $1,021          $4.31
-----------------------------------------------------------------------------
        Actual              0.70%       $1,000          $1,062          $3.62
  529A  ---------------------------------------------------------------------
        Hypothetical        0.70%       $1,000          $1,021          $3.55
-----------------------------------------------------------------------------
        Actual              1.35%       $1,000          $1,059          $6.97
  529B  ---------------------------------------------------------------------
        Hypothetical        1.35%       $1,000          $1,018          $6.83
-----------------------------------------------------------------------------
        Actual              1.35%       $1,000          $1,059          $6.97
  529C  ---------------------------------------------------------------------
        Hypothetical        1.35%       $1,000          $1,018          $6.83
-----------------------------------------------------------------------------

 * Ending account value reflects each class" ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------
EXPENSE TABLE                    MFS(R) GROWTH ALLOCATION FUND
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM JUNE 1, 2004, THROUGH NOVEMBER 30, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2004 through November 30, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   6/01/04-
                            Ratio       5/01/04        10/31/04       11/30/04
-----------------------------------------------------------------------------
        Actual              0.45%       $1,000          $1,075          $2.34
  A     ---------------------------------------------------------------------
        Hypothetical        0.45%       $1,000          $1,023          $2.28
-----------------------------------------------------------------------------
        Actual              1.10%       $1,000          $1,072          $5.71
  B    ----------------------------------------------------------------------
        Hypothetical        1.10%       $1,000          $1,019          $5.57
-----------------------------------------------------------------------------
        Actual              1.10%       $1,000          $1,072          $5.71
  C     ---------------------------------------------------------------------
        Hypothetical        1.10%       $1,000          $1,019          $5.57
-----------------------------------------------------------------------------
        Actual              0.10%       $1,000          $1,078          $0.52
  I     ---------------------------------------------------------------------
        Hypothetical        0.10%       $1,000          $1,024          $0.51
-----------------------------------------------------------------------------
        Actual              0.60%       $1,000          $1,075          $3.12
  R1    ---------------------------------------------------------------------
        Hypothetical        0.60%       $1,000          $1,022          $3.04
-----------------------------------------------------------------------------
        Actual              0.85%       $1,000          $1,073          $4.42
  R2    ---------------------------------------------------------------------
        Hypothetical        0.85%       $1,000          $1,021          $4.31
-----------------------------------------------------------------------------
        Actual              0.70%       $1,000          $1,074          $3.64
  529A  ---------------------------------------------------------------------
        Hypothetical        0.70%       $1,000          $1,021          $3.55
-----------------------------------------------------------------------------
        Actual              1.35%       $1,000          $1,070          $7.00
  529B  ---------------------------------------------------------------------
        Hypothetical        1.35%       $1,000          $1,018          $6.83
-----------------------------------------------------------------------------
        Actual              1.35%       $1,000          $1,071          $7.01
  529C  ---------------------------------------------------------------------
        Hypothetical        1.35%       $1,000          $1,018          $6.83
-----------------------------------------------------------------------------

 * Ending account value reflects each class" ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------
EXPENSE TABLE           MFS(R) AGGRESSIVE GROWTH ALLOCATION
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM JUNE 1, 2004, THROUGH NOVEMBER 30, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2004 through November 30, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value*   6/01/04-
                            Ratio       5/01/04        10/31/04       11/30/04
-----------------------------------------------------------------------------
        Actual              0.45%       $1,000          $1,075          $2.34
  A     ---------------------------------------------------------------------
        Hypothetical        0.45%       $1,000          $1,023          $2.28
-----------------------------------------------------------------------------
        Actual              1.10%       $1,000          $1,071          $5.71
  B    ----------------------------------------------------------------------
        Hypothetical        1.10%       $1,000          $1,019          $5.57
-----------------------------------------------------------------------------
        Actual              1.10%       $1,000          $1,072          $5.71
  C     ---------------------------------------------------------------------
        Hypothetical        1.10%       $1,000          $1,019          $5.57
-----------------------------------------------------------------------------
        Actual              0.10%       $1,000          $1,077          $0.52
  I     ---------------------------------------------------------------------
        Hypothetical        0.10%       $1,000          $1,024          $0.51
-----------------------------------------------------------------------------
        Actual              0.60%       $1,000          $1,074          $3.12
  R1    ---------------------------------------------------------------------
        Hypothetical        0.60%       $1,000          $1,022          $3.04
-----------------------------------------------------------------------------
        Actual              0.85%       $1,000          $1,072          $4.42
  R2    ---------------------------------------------------------------------
        Hypothetical        0.85%       $1,000          $1,021          $4.31
-----------------------------------------------------------------------------
        Actual              0.70%       $1,000          $1,074          $3.64
  529A  ---------------------------------------------------------------------
        Hypothetical        0.70%       $1,000          $1,021          $3.55
-----------------------------------------------------------------------------
        Actual              1.35%       $1,000          $1,070          $7.00
  529B  ---------------------------------------------------------------------
        Hypothetical        1.35%       $1,000          $1,018          $6.83
-----------------------------------------------------------------------------
        Actual              1.35%       $1,000          $1,070          $7.01
  529C  ---------------------------------------------------------------------
        Hypothetical        1.35%       $1,000          $1,018          $6.83
-----------------------------------------------------------------------------

 * Ending account value reflects each class" ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 11/30/04           MFS(R) CONSERVATIVE ALLOCATION FUND
----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Mutual Funds - 100.0%
----------------------------------------------------------------------------------------------------
ISSUER                                                                     SHARES            $ VALUE
----------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                5,028,715        $48,627,674
----------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund - Class I                   7,181,237         72,889,551
----------------------------------------------------------------------------------------------------
MFS Limited Maturity Fund - Class I                                    14,873,095         97,567,502
----------------------------------------------------------------------------------------------------
MFS Money Market Fund                                                  48,829,941         48,829,941
----------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                        2,336,893         24,303,685
----------------------------------------------------------------------------------------------------
MFS Research Fund - Class I*                                            3,854,668         76,245,337
----------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I*                              1,565,986         25,447,265
----------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I*                                    1,359,114         25,034,880
----------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                3,356,482         75,856,501
----------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $460,185,161)                                      $494,802,336
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0%                                                           31,676
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $494,834,012
----------------------------------------------------------------------------------------------------
* Non-income producing security.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 11/30/04           MFS(R) MODERATE ALLOCATION FUND
------------------------------------------------------------------------------------------------------------

Mutual Funds - 100.0%
------------------------------------------------------------------------------------------------------------
ISSUER                                                                            SHARES             $ VALUE
------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                      13,728,056        $132,750,306
------------------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I                                                16,692,003          66,601,093
------------------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund - Class I                         13,084,802         132,810,738
------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I*                                             7,700,865          66,535,472
------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I                                               4,663,841          67,625,687
------------------------------------------------------------------------------------------------------------
MFS Money Market Fund                                                         66,393,276          66,393,276
------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                              12,769,394         132,801,700
------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                   10,093,929         199,657,906
------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                      8,274,025         134,452,906
------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I*                                           7,177,787         132,214,838
------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                       8,806,133         199,018,611
------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $1,189,825,397)                                          $1,330,862,533
------------------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.1%
------------------------------------------------------------------------------------------------------------
ISSUER                                                                        PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.06%, due 12/01/04, at Amortized Cost        $1,838,000          $1,838,000
------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,191,663,397)                                           $1,332,700,533
------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.1)%                                                           (1,548,516
------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                           $1,331,152,017
------------------------------------------------------------------------------------------------------------
* Non-income producing security.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 11/30/04           MFS(R) GROWTH ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------

Mutual Funds - 100.0%
-----------------------------------------------------------------------------------------------------------
ISSUER                                                                           SHARES             $ VALUE
-----------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                      6,638,579         $64,195,061
-----------------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I                                               16,136,612          64,385,081
-----------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                2,996,164          65,106,640
-----------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I*                                           14,832,857         128,155,886
-----------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I                                              8,898,132         129,022,910
-----------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                             12,347,327         128,412,197
-----------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                   6,478,060         128,136,020
-----------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                    11,964,152         194,417,475
-----------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I*                                         10,398,438         191,539,236
-----------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                      8,503,982         192,190,006
-----------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $1,118,517,399)                                         $1,285,560,512
-----------------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.2%
-----------------------------------------------------------------------------------------------------------
ISSUER                                                                       PAR AMOUNT             $ VALUE
-----------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.06%, due 12/01/04, at Amortized Cost       $2,345,000          $2,345,000
-----------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,120,862,399)                                          $1,287,905,512
-----------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.2)%                                                          (2,244,806)
-----------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                          $1,285,660,706
-----------------------------------------------------------------------------------------------------------
* Non-income producing security.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 11/30/04           MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------

Mutual Funds - 100.0%
-----------------------------------------------------------------------------------------------------------
ISSUER                                                                           SHARES             $ VALUE
-----------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I*                               2,613,414         $56,789,478
-----------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I*                                            9,715,087          83,938,354
-----------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I*                                             5,823,939          84,447,123
-----------------------------------------------------------------------------------------------------------
MFS New Discovery Fund - Class I*                                             1,734,592          28,100,395
-----------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                   2,830,325          55,983,825
-----------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                     3,479,093          56,535,266
-----------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I*                                          6,054,865         111,530,622
-----------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                      3,716,373          83,990,035
-----------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $472,486,584)                                             $561,315,098
-----------------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.1%
-----------------------------------------------------------------------------------------------------------
ISSUER                                                                       PAR AMOUNT             $ VALUE
-----------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.06%, due 12/01/04, at Amortized Cost         $575,000            $575,000
-----------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $473,061,584)                                              $561,890,098
-----------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.1)%                                                            (546,946)
-----------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                            $561,343,152
-----------------------------------------------------------------------------------------------------------
* Non-income producing security.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

                                                                    MFS               MFS              MFS                  MFS
                                                           CONSERVATIVE          MODERATE           GROWTH            AGGRESSIVE
                                                             ALLOCATION        ALLOCATION       ALLOCATION     GROWTH ALLOCATION
At 11/30/04                                                        FUND              FUND             FUND                  FUND

ASSETS
Investments, at value (identified cost, $460,185,161,
$1,191,663,397, $1,120,862,399, and $473,061,584,
respectively)                                              $494,802,336    $1,332,700,533    $1,287,905,512         $561,890,098
--------------------------------------------------------------------------------------------------------------------------------
  Cash                                                               --               385               264                  253
--------------------------------------------------------------------------------------------------------------------------------
  Receivable for investments sold                               468,915           189,491            48,876              347,722
--------------------------------------------------------------------------------------------------------------------------------
  Receivable for fund shares sold                               919,770         3,787,711         4,355,780            1,502,104
--------------------------------------------------------------------------------------------------------------------------------
  Dividends receivable                                        1,019,585         2,226,643         1,368,226                   --
--------------------------------------------------------------------------------------------------------------------------------
  Receivable from investment adviser                            173,591           367,298           439,667              236,917
--------------------------------------------------------------------------------------------------------------------------------
  Other assets                                                       --             1,929               440                   --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                               $497,384,197    $1,339,273,990    $1,294,118,765         $563,977,094
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable to custodian                                            $39,746               $--               $--                  $--
--------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                             1,533,232         6,932,452         6,969,796            1,959,209
--------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                              795,204           764,396         1,018,919              440,982
--------------------------------------------------------------------------------------------------------------------------------
Payable to affiliates -

  Distribution and service fee                                    9,419            25,355            24,269                9,762
--------------------------------------------------------------------------------------------------------------------------------
  Program manager fee                                               112               240               307                  237
--------------------------------------------------------------------------------------------------------------------------------
  Administrative service fee                                         --                13                 9                    3
--------------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                          172,472           399,517           444,759              223,749
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            $2,550,185        $8,121,973        $8,458,059           $2,633,942
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                 $494,834,012    $1,331,152,017    $1,285,660,706         $561,343,152
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                            $453,839,457    $1,178,925,373    $1,114,184,445         $474,137,111
--------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments
and translation of assets and liabilities in foreign
currencies                                                   34,617,174       141,037,136       167,043,113           88,828,514
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments              (4,136)         (275,959)          115,979             (355,605)
--------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income (loss)        6,381,517        11,465,467         4,317,169           (1,266,868)
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                 $494,834,012    $1,331,152,017    $1,285,660,706         $561,343,152
--------------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

                                                                    MFS               MFS              MFS                  MFS
                                                           CONSERVATIVE          MODERATE           GROWTH            AGGRESSIVE
                                                             ALLOCATION        ALLOCATION       ALLOCATION     GROWTH ALLOCATION
                                                                   FUND              FUND             FUND                  FUND
Net assets

Class A                                                    $197,131,677      $528,109,466      $512,225,982         $235,243,085
--------------------------------------------------------------------------------------------------------------------------------
Class B                                                     154,536,181       416,916,752       387,549,655          134,428,677
--------------------------------------------------------------------------------------------------------------------------------
Class C                                                     105,089,661       280,839,877       269,519,511          106,173,280
--------------------------------------------------------------------------------------------------------------------------------
Class I                                                      12,595,051        30,614,336        37,808,470           34,041,365
--------------------------------------------------------------------------------------------------------------------------------
Class R1                                                      8,903,022        37,473,028        32,669,228           16,352,116
--------------------------------------------------------------------------------------------------------------------------------
Class R2                                                        127,672         1,980,902         1,330,651              480,775
--------------------------------------------------------------------------------------------------------------------------------
Class 529A                                                    8,857,573        18,282,513        18,496,915           15,237,805
--------------------------------------------------------------------------------------------------------------------------------
Class 529B                                                    1,486,479         8,099,841        16,626,497           15,100,723
--------------------------------------------------------------------------------------------------------------------------------
Class 529C                                                    6,106,696         8,835,302         9,433,797            4,285,326
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $494,834,012    $1,331,152,017    $1,285,660,706         $561,343,152
--------------------------------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding

Class A                                                      17,299,263        43,376,029        39,897,424           18,055,288
--------------------------------------------------------------------------------------------------------------------------------
Class B                                                      13,709,218        34,604,742        30,587,813           10,454,002
--------------------------------------------------------------------------------------------------------------------------------
Class C                                                       9,329,449        23,324,927        21,286,498            8,264,575
--------------------------------------------------------------------------------------------------------------------------------
Class I                                                       1,097,504         2,492,392         2,926,660            2,587,406
--------------------------------------------------------------------------------------------------------------------------------
Class R1                                                        784,449         3,090,070         2,549,205            1,257,347
--------------------------------------------------------------------------------------------------------------------------------
Class R2                                                         11,294           163,763           104,161               37,083
--------------------------------------------------------------------------------------------------------------------------------
Class 529A                                                      779,670         1,507,767         1,447,440            1,173,394
--------------------------------------------------------------------------------------------------------------------------------
Class 529B                                                      132,351           675,214         1,320,203            1,184,570
--------------------------------------------------------------------------------------------------------------------------------
Class 529C                                                      544,479           736,160           749,081              335,436
--------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding              43,687,677       109,971,064       100,868,485           43,349,101
--------------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

                                                                    MFS               MFS              MFS                  MFS
                                                           CONSERVATIVE          MODERATE           GROWTH            AGGRESSIVE
                                                             ALLOCATION        ALLOCATION       ALLOCATION     GROWTH ALLOCATION
                                                                   FUND              FUND             FUND                  FUND
Class A shares

Net asset value per share
(net assets/shares of beneficial interest outstanding)           $11.40            $12.18            $12.84               $13.03
--------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of net asset value
per share)                                                       $12.10            $12.92            $13.62               $13.82
--------------------------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)           $11.27            $12.05            $12.67               $12.86
--------------------------------------------------------------------------------------------------------------------------------

Class C shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)           $11.26            $12.04            $12.66               $12.85
--------------------------------------------------------------------------------------------------------------------------------

Class I shares

Net asset value, offering price and redemption price
per share
(net assets/shares of beneficial interest outstanding)           $11.48            $12.28            $12.92               $13.16
--------------------------------------------------------------------------------------------------------------------------------

Class R1 shares

Net asset value, offering price and redemption price
per share
(net assets/shares of beneficial interest outstanding)           $11.35            $12.13            $12.82               $13.01
--------------------------------------------------------------------------------------------------------------------------------

Class R2 shares

Net asset value, offering price and redemption price
per share
(net assets/shares of beneficial interest outstanding)           $11.30            $12.10            $12.77               $12.96
--------------------------------------------------------------------------------------------------------------------------------

Class 529A shares

Net asset value and redemption price per share
(net assets/shares of beneficial interest outstanding)           $11.36            $12.13            $12.78               $12.99
--------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of net asset value
per share)                                                       $12.05            $12.87            $13.56               $13.78
--------------------------------------------------------------------------------------------------------------------------------

Class 529B shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)           $11.23            $12.00            $12.59               $12.75
--------------------------------------------------------------------------------------------------------------------------------

Class 529C shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)           $11.22            $12.00            $12.59               $12.78
--------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   STATEMENTS OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in taxes. It also describes any gains and/or losses generated by fund operations.

                                                                MFS                 MFS               MFS                    MFS
                                                       CONSERVATIVE            MODERATE            GROWTH             AGGRESSIVE
                                                         ALLOCATION          ALLOCATION        ALLOCATION      GROWTH ALLOCATION
                                                               FUND                FUND              FUND                   FUND
For six months ended 11/30/04

NET INVESTMENT INCOME

Income -

Dividends                                                $5,854,325         $12,271,742        $7,410,631               $528,415
--------------------------------------------------------------------------------------------------------------------------------
Interest                                                      4,254              15,386            17,187                  6,957
--------------------------------------------------------------------------------------------------------------------------------
Total investment income                                  $5,858,579         $12,287,128        $7,427,818               $535,372
--------------------------------------------------------------------------------------------------------------------------------

Expenses -
Trustees' compensation                                       $4,547              $7,850            $7,320                 $4,497
--------------------------------------------------------------------------------------------------------------------------------
Shareholder servicing costs                                  90,991             300,260           334,675                122,865
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class A)                      309,547             809,462           754,435                343,206
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class B)                      719,983           1,882,989         1,661,391                582,000
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class C)                      482,387           1,255,209         1,169,414                470,030
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class R1)                      18,716              78,132            64,328                 28,414
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class R2)                         182               3,578             1,358                    538
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class 529A)                    12,895              27,811            27,296                 21,774
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class 529B)                     6,727              33,635            72,036                 65,885
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class 529C)                    27,127              38,988            40,643                 17,385
--------------------------------------------------------------------------------------------------------------------------------
Program manager fee (Class 529A)                              9,211              19,865            19,497                 15,553
--------------------------------------------------------------------------------------------------------------------------------
Program manager fee (Class 529B)                              1,682               8,409            18,009                 16,471
--------------------------------------------------------------------------------------------------------------------------------
Program manager fee (Class 529C)                              6,782               9,747            10,161                  4,346
--------------------------------------------------------------------------------------------------------------------------------
Administrative service fee (Class R2)                            91               1,789               679                    269
--------------------------------------------------------------------------------------------------------------------------------
Administrative fee                                           12,547              32,809            30,096                 13,117
--------------------------------------------------------------------------------------------------------------------------------
Custodian fee                                                46,017             108,444           101,142                 48,783
--------------------------------------------------------------------------------------------------------------------------------
Printing                                                     26,914              47,426            65,411                 33,567
--------------------------------------------------------------------------------------------------------------------------------
Postage                                                      53,597              64,228            59,447                 54,894
--------------------------------------------------------------------------------------------------------------------------------
Auditing fees                                                10,200               9,800            12,348                 12,416
--------------------------------------------------------------------------------------------------------------------------------
Legal fees                                                    7,786              20,646            18,449                  7,608
--------------------------------------------------------------------------------------------------------------------------------
Registration fees                                            64,172              94,315            80,157                102,875
--------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                                 6,749              19,456            13,358                 24,109
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                           $1,918,850          $4,874,848        $4,561,650             $1,990,602
--------------------------------------------------------------------------------------------------------------------------------
Fees paid indirectly                                           (855)             (2,601)           (3,218)                (2,038)
--------------------------------------------------------------------------------------------------------------------------------
Reduction of expenses by investment adviser                 (98,978)           (116,045)         (176,625)              (186,324)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                             $1,819,017          $4,756,202        $4,381,807             $1,802,240
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             $4,039,562          $7,530,926        $3,046,011            $(1,266,868)
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS:

Realized gain (loss) (identified cost basis) -

Investment transactions                                     $11,611             $(1,748)          $(4,741)             $(130,343)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                     $11,611             $(1,748)          $(4,741)             $(130,343)
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
on investments                                          $16,670,734         $67,433,087       $82,259,154            $39,799,585
--------------------------------------------------------------------------------------------------------------------------------

Net unrealized gain (loss) on investments               $16,670,734         $67,433,087       $82,259,154            $39,799,585
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments                                             $16,682,345         $67,431,339       $82,254,413            $39,669,242
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                    $20,721,907         $74,962,265       $85,300,424            $38,402,374
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             CONSERVATIVE ALLOCATION FUND          MODERATE ALLOCATION FUND
                                                             ----------------------------      --------------------------------
                                                              SIX MONTHS         YEAR            SIX MONTHS           YEAR
                                                                ENDED           ENDED              ENDED             ENDED
                                                               11/30/04        5/31/04            11/30/04          5/31/04
                                                             (UNAUDITED)                        (UNAUDITED)
OPERATIONS

Net investment income                                          $4,039,562      $5,695,741          $7,530,926       $10,019,606
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                              11,611          (9,174)             (1,748)         (211,209)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                           16,670,734      11,016,323          67,433,087        54,373,694
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                          $20,721,907     $16,702,890         $74,962,265       $64,182,091
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS -
FROM NET INVESTMENT INCOME
  (Class A)                                                           $--     $(1,951,927)                $--       $(3,481,263)
--------------------------------------------------------------------------------------------------------------------------------
  (Class B)                                                            --      (1,297,109)                 --        (2,092,273)
--------------------------------------------------------------------------------------------------------------------------------
  (Class C)                                                            --        (897,894)                 --        (1,479,318)
--------------------------------------------------------------------------------------------------------------------------------
  (Class I)                                                            --        (143,763)                 --          (261,341)
--------------------------------------------------------------------------------------------------------------------------------
  (Class R1)                                                           --         (76,300)                 --           (93,829)
--------------------------------------------------------------------------------------------------------------------------------
  (Class R2)                                                           --             (90)                 --               (65)
--------------------------------------------------------------------------------------------------------------------------------
  (Class 529A)                                                         --         (67,753)                 --          (101,662)
--------------------------------------------------------------------------------------------------------------------------------
  (Class 529B)                                                         --         (12,180)                 --           (23,196)
--------------------------------------------------------------------------------------------------------------------------------
  (Class 529C)                                                         --         (40,271)                 --           (37,185)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $--     $(4,487,287)                $--       $(7,570,132)
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS FROM FUND SHARE TRANSACTIONS             $68,217,952    $226,701,121        $191,250,611      $690,113,181
--------------------------------------------------------------------------------------------------------------------------------
TOTAL CHANGE IN NET ASSETS                                    $88,939,859    $238,916,724        $266,212,876      $746,725,140
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                       $405,894,153    $166,977,429      $1,064,939,141      $318,214,001
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                             $494,834,012    $405,894,153      $1,331,152,017    $1,064,939,141
--------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income included in
net assets at end of period                                    $6,381,517      $2,341,955         $11,465,467        $3,934,541
--------------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets - continued

                                                                                                     AGGRESSIVE GROWTH
                                                               GROWTH ALLOCATION FUND                 ALLOCATION FUND
                                                           ------------------------------      --------------------------------
                                                             SIX MONTHS          YEAR            SIX MONTHS           YEAR
                                                               ENDED            ENDED              ENDED             ENDED
                                                              11/30/04         5/31/04            11/30/04          5/31/04
                                                            (UNAUDITED)                         (UNAUDITED)
OPERATIONS

Net investment income (loss)                                   $3,046,011      $4,094,227         $(1,266,868)        $(966,576)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                              (4,741)        177,184            (130,343)           89,901
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                           82,259,154      68,019,920          39,799,585        40,050,657
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                          $85,300,424     $72,291,331         $38,402,374       $39,173,982
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS -
FROM NET INVESTMENT INCOME
  (Class A)                                                           $--     $(1,631,261)                $--               $--
--------------------------------------------------------------------------------------------------------------------------------
  (Class B)                                                            --        (733,858)                 --                --
--------------------------------------------------------------------------------------------------------------------------------
  (Class C)                                                            --        (589,473)                 --                --
--------------------------------------------------------------------------------------------------------------------------------
  (Class I)                                                            --        (172,239)                 --                --
--------------------------------------------------------------------------------------------------------------------------------
  (Class R1)                                                           --         (61,555)                 --                --
--------------------------------------------------------------------------------------------------------------------------------
  (Class R2)                                                           --             (39)                 --                --
--------------------------------------------------------------------------------------------------------------------------------
  (Class 529A)                                                         --         (50,208)                 --                --
--------------------------------------------------------------------------------------------------------------------------------
  (Class 529B)                                                         --         (18,215)                 --                --
--------------------------------------------------------------------------------------------------------------------------------
  (Class 529C)                                                         --         (15,458)                 --                --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $--     $(3,272,306)                $--               $--
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS FROM FUND SHARE TRANSACTIONS            $241,345,999    $671,609,456        $102,912,222      $280,622,290
--------------------------------------------------------------------------------------------------------------------------------
TOTAL CHANGE IN NET ASSETS                                   $326,646,423    $740,628,481        $141,314,596      $319,796,272
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                       $959,014,283    $218,385,802        $420,028,556      $100,232,284
--------------------------------------------------------------------------------------------------------------------------------
At end of period                                           $1,285,660,706    $959,014,283        $561,343,152      $420,028,556
--------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income (loss)
included in
net assets at end of period                                    $4,317,169      $1,271,158         $(1,266,868)              $--
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                           CLASS A                             CLASS B                        CLASS C
                              -------------------------------     -------------------------------   ---------------------------
                              SIX MONTHS     YEAR       PERIOD    SIX MONTHS    YEAR      PERIOD   SIX MONTHS     YEAR       PERIOD
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED      ENDED       ENDED        ENDED
                               11/30/04    5/31/04     5/31/03*    11/30/04   5/31/04    5/31/03*   11/30/04    5/31/04     5/31/03*
                             (UNAUDITED)                         (UNAUDITED)                       (UNAUDITED)

Net asset value, beginning of
period                         $10.88       $10.35     $10.00     $10.80      $10.29     $10.00     $10.79      $10.30      $10.00
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)        $0.12        $0.24      $0.20      $0.08       $0.17      $0.14      $0.08       $0.17       $0.14
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments              0.40         0.47       0.15       0.39        0.47       0.15       0.39        0.46        0.16
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                      $0.52        $0.71      $0.35      $0.47       $0.64      $0.29      $0.47       $0.63       $0.30
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income        $--       $(0.18)       $--        $--      $(0.13)       $--        $--      $(0.14)        $--
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                         $11.40       $10.88     $10.35     $11.27      $10.80     $10.29     $11.26      $10.79      $10.30
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)              4.78++       6.85       3.50++     4.35++      6.23       2.90++     4.36++      6.13        3.00++
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##^                      0.45+        0.45       0.45+      1.10+       1.10       1.10+      1.10+       1.10        1.10+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income            2.15+        2.24       2.33+      1.51+       1.61       1.66+      1.51+       1.60        1.66+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                  1            1          1          1           1          1          1           1           1
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                $197,132     $155,476    $59,469   $154,536    $134,200    $63,256   $105,090     $87,876    $31,002
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser has contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.10% of average daily net assets. Prior to
    October 1, 2004, this agreement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.10% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income           $0.12        $0.23      $0.16      $0.08       $0.16      $0.10      $0.08       $0.16       $0.10
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##^                      0.49+        0.53       0.91+      1.14+       1.18       1.56+      1.14+       1.18        1.56+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income            2.11+        2.16       1.87+      1.47+       1.53       1.20+      1.47+       1.52        1.20+
------------------------------------------------------------------------------------------------------------------------------------
   * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                  CLASS I                         CLASS R1                    CLASS R2
                                        ----------------------------    ----------------------------     -----------------
                                      SIX MONTHS    YEAR      PERIOD   SIX MONTHS    YEAR      PERIOD   SIX MONTHS     PERIOD
                                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED       ENDED
                                       11/30/04    5/31/04   5/31/03*   11/30/04    5/31/04   5/31/03**  11/30/04    5/31/04***
                                      (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)

Net asset value, beginning of period   $10.94      $10.39      $10.00    $10.85      $10.33     $ 9.85    $10.82      $10.63^^
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                $0.14       $0.28       $0.22     $0.11       $0.23      $0.08     $0.09       $0.11
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                           0.40        0.47        0.17      0.39        0.47       0.40      0.39        0.27
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        $0.54       $0.75       $0.39     $0.50       $0.70      $0.48     $0.48       $0.38
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                $--      $(0.20)        $--       $--      $(0.18)       $--       $--      $(0.19)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $11.48      $10.94      $10.39    $11.35      $10.85     $10.33    $11.30      $10.82
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)                         4.94++      7.26        3.90++    4.61++      6.79       4.87++    4.44++    3.58^^++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##^                              0.10+       0.10        0.10+     0.60+       0.60       0.60+     0.85+       0.83+
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                    2.50+       2.61        2.65+     2.01+       2.10       2.15+     1.78+       1.84+
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          1           1           1         1           1          1         1           1
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                         $12,595      $9,214      $7,003    $8,903      $6,658       $863      $128         $13
---------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser has contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.10% of average daily net assets for Class I and Class R1 shares and not greater than 0.35% of average daily net assets for Class R2 shares. Prior to October 1, 2004, this agreement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.10% of average daily net assets for Class I and R1 shares and not greater than
    0.35% of average daily net assets for Class R2 shares. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                   $0.14       $0.27       $0.18     $0.11       $0.22      $0.06     $0.09       $0.10
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##^                              0.14+       0.18        0.56+     0.64+       0.68       1.06+     0.89+       0.91+
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                    2.46+       2.53        2.19+     1.97+       2.02       1.69+     1.74+       1.76+
---------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class I shares, June 28, 2002, through May 31, 2003.
  ** For the period from the inception of Class R1 shares, December 31, 2002, through May 31, 2003.
 *** For the period from the inception of Class R2 shares, October 31, 2003 through May 31, 2004.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
  ^^ The net asset value and total return previously reported as $10.64 and 3.49%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                            CLASS 529A                       CLASS 529B                        CLASS 529C
                                ------------------------------     ------------------------------     -------------------------
                              SIX MONTHS     YEAR      PERIOD    SIX MONTHS    YEAR     PERIOD   SIX MONTHS    YEAR       PERIOD
                                ENDED       ENDED       ENDED      ENDED      ENDED      ENDED     ENDED       ENDED      ENDED
                               11/30/04    5/31/04    5/31/03*    11/30/04   5/31/04   5/31/03*   11/30/04    5/31/04    5/31/03*
                             (UNAUDITED)                        (UNAUDITED)                      (UNAUDITED)

Net asset value, beginning of
period                         $10.86      $10.34      $9.70^^    $10.77      $10.27     $9.69^^    $10.76      $10.28      $9.69^^
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)        $0.10       $0.21       $0.16      $0.07       $0.15      $0.11      $0.07       $0.14       $0.11
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                   0.40        0.47        0.48       0.39        0.46       0.47       0.39        0.47        0.48
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                      $0.50       $0.68       $0.64      $0.46       $0.61      $0.58      $0.46       $0.61       $0.59
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income        $--      $(0.16)        $--        $--      $(0.11)       $--        $--      $(0.13)        $--
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                         $11.36      $10.86      $10.34     $11.23      $10.77     $10.27     $11.22      $10.76      $10.28
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)              4.60++      6.59      6.60^^++     4.27++      5.90     5.99^^++     4.28++      5.91      6.09++^^
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##^                      0.70+       0.70        0.70+      1.35+       1.35       1.35+      1.35+       1.35        1.35+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income            1.90+       1.99        2.07+      1.26+       1.36       1.42+      1.25+       1.32        1.38+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                  1           1           1          1           1          1          1           1           1
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                  $8,858      $6,339      $2,975     $1,486      $1,320       $854     $6,107      $4,798      $1,555
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser has contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.35% of average daily net assets. Prior to
    October 1, 2004, this agreement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.35% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income           $0.10       $0.21       $0.13      $0.07       $0.14      $0.07      $0.07       $0.13       $0.07
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##^                      0.74+       0.78        0.16+      1.39+       1.43       1.81+      1.39+       1.43        1.81+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income            1.86+       1.91        1.61+      1.22+       1.28       0.96+      1.21+       1.24        0.92+
------------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class 529A, 529B and 529C shares, July 31, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
 (+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
  ^^ The net asset value and total return previously reported as $9.75 and 6.05% for Class 529A, $9.74 and 5.44% for Class 529B,
     and $9.74 and 5.54% for Class 529C, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------

                                           CLASS A                             CLASS B                        CLASS C
                              -------------------------------     -------------------------------   ---------------------------
                              SIX MONTHS     YEAR       PERIOD    SIX MONTHS    YEAR      PERIOD   SIX MONTHS     YEAR       PERIOD
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED      ENDED       ENDED        ENDED
                               11/30/04    5/31/04     5/31/03*    11/30/04   5/31/04    5/31/03*   11/30/04    5/31/04     5/31/03*
                             (UNAUDITED)                         (UNAUDITED)                       (UNAUDITED)

Net asset value, beginning of
period                         $11.44      $10.34      $10.00     $11.36      $10.30     $10.00     $11.36      $10.30      $10.00
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)        $0.09       $0.20       $0.15      $0.06       $0.13      $0.09      $0.06       $0.13       $0.09
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments              0.65        1.03        0.19       0.63        1.02       0.21       0.62        1.03        0.21
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                      $0.74       $1.23       $0.34      $0.69       $1.15      $0.30      $0.68       $1.16       $0.30
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income        $--      $(0.13)        $--        $--      $(0.09)       $--        $--      $(0.10)        $--
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                         $12.18      $11.44      $10.34     $12.05      $11.36     $10.30     $12.04      $11.36      $10.30
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)              6.47++     11.94        3.40++     6.07++     11.20       3.00++     5.99++     11.28        3.00++
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##^                      0.45+       0.45        0.45+      1.10+       1.11       1.10+      1.10+       1.11        1.10+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income            1.63+       1.79        1.79+      0.98+       1.15       1.11+      0.98+       1.14        1.10+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover              0(++)           1           2      0(++)           1          2      0(++)           1           2
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                $528,109    $416,219    $126,033   $416,917    $343,299   $111,637   $280,840    $228,905     $59,054
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser has contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.10% of average daily net assets. Prior to
    October 1, 2004, this agreement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.10% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income           $0.09       $0.19       $0.12      $0.06       $0.12      $0.07      $0.06       $0.12       $0.06
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##^                      0.47+       0.51        0.78+      1.12+       1.17       1.43+      1.12+       1.17        1.43+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income            1.61+       1.73        1.46+      0.96+       1.09       0.78+      0.96+       1.08        0.77+
------------------------------------------------------------------------------------------------------------------------------------

   * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                  CLASS I                         CLASS R1                    CLASS R2
                                        ----------------------------    ----------------------------     -----------------
                                      SIX MONTHS    YEAR      PERIOD   SIX MONTHS    YEAR      PERIOD   SIX MONTHS     PERIOD
                                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED       ENDED
                                       11/30/04    5/31/04   5/31/03*   11/30/04    5/31/04   5/31/03**  11/30/04    5/31/04***
                                      (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)

Net asset value, beginning of period   $11.53      $10.40      $10.00    $11.41      $10.33      $9.62    $11.39      $10.93^^
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                $0.12       $0.24       $0.17     $0.09       $0.17      $0.06     $0.07       $0.04
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                           0.63        1.04        0.23      0.63        1.04       0.65      0.64        0.56
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        $0.75       $1.28       $0.40     $0.72       $1.21      $0.71     $0.71       $0.60
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                $--      $(0.15)        $--       $--      $(0.13)       $--       $--      $(0.14)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $12.28      $11.53      $10.40    $12.13      $11.41     $10.33    $12.10      $11.39
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)                         6.50++     12.38        4.00++    6.31++     11.78       7.38++    6.23++    5.52^^++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##^                              0.10+       0.10        0.10+     0.60+       0.60       0.60+     0.85+       0.86+
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                    1.99+       2.17        2.10+     1.48+       1.53       1.57+     1.24+       0.94+
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                      0(++)           1           2     0(++)           1          2     0(++)           1
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                          $30,614     $23,094     $12,252   $37,473     $26,172    $1,338    $1,981      $1,082
---------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser has contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.10% of average daily net assets for Class I and Class R1 shares and not greater than 0.35% of average daily net assets for Class R2 shares. Prior to October 1, 2004, this agreement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.10% of average daily net assets for Class I and R1 shares and not greater than
    0.35% of average daily net assets for Class R2 shares. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                   $0.12       $0.24       $0.14     $0.09       $0.16      $0.05     $0.07       $0.04
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##^                              0.12+       0.16        0.43+     0.62+       0.66       0.93+     0.87+       0.92+
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                    1.97+       2.11        1.77+     1.46+       1.47       1.24+     1.22+       0.88+
---------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class I shares, June 28, 2002, through May 31, 2003.
  ** For the period from the inception of Class R1 shares, December 31, 2002, through May 31, 2003.
 *** For the period from the inception of Class R2 shares, October 31, 2003 through May 31, 2004.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(++) Portfolio turnover percentage is less than 1%.
  ^^ The net asset value and total return previously reported as $10.94 and 5.42%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                            CLASS 529A                       CLASS 529B                        CLASS 529C
                                ------------------------------     ------------------------------     -------------------------
                              SIX MONTHS     YEAR      PERIOD    SIX MONTHS    YEAR     PERIOD   SIX MONTHS    YEAR       PERIOD
                                ENDED       ENDED       ENDED      ENDED      ENDED      ENDED     ENDED       ENDED      ENDED
                               11/30/04    5/31/04    5/31/03*    11/30/04   5/31/04   5/31/03*   11/30/04    5/31/04    5/31/03*
                             (UNAUDITED)                        (UNAUDITED)                      (UNAUDITED)

Net asset value, beginning of
period                         $11.42      $10.33      $9.54^^    $11.33      $10.28     $9.54^^    $11.33      $10.29      $9.54^^
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)        $0.08       $0.17       $0.12      $0.04       $0.10      $0.07      $0.04       $0.10       $0.06
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                   0.63        1.04        0.67       0.63        1.03       0.67       0.63        1.03        0.69
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                      $0.71       $1.21       $0.79      $0.67       $1.13      $0.74      $0.67       $1.13       $0.75
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income        $--      $(0.12)        $--        $--      $(0.08)       $--        $--      $(0.09)        $--
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                         $12.13      $11.42      $10.33     $12.00      $11.33     $10.28     $12.00      $11.33      $10.29
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)              6.22++     11.71      8.28^^++     5.91++     10.99     7.76^^++     5.91++     10.94      7.86++^^
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##^                      0.70+       0.70        0.70+      1.35+       1.36       1.35+      1.35+       1.36        1.35+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income            1.38+       1.53        1.52+      0.73+       0.86       0.86+      0.74+       0.87        0.84+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                  0(++)       1           2          0(++)       1          2          0(++)       1           2
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                  $18,283     $13,766     $4,416     $8,100      $5,481     $1,427     $8,835      $6,922      $2,057
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser has contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.35% of average daily net assets. Prior to
    October 1, 2004, this agreement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.35% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income           $0.08       $0.16       $0.09      $0.04       $0.09      $0.04      $0.04       $0.09       $0.04
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##^                      0.72+       0.76        1.03+      1.37+       1.42       1.68+      1.37+       1.42        1.68+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income            1.36+       1.47        1.19+      0.71+       0.80       0.53+      0.72+       0.81        0.51+
------------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class 529A, 529B and 529C shares, July 31, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
 (+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
  ^^ The net asset value and total return previously reported as $9.57 and 7.94% for Class 529A, $9.57 and 7.42% for Class 529B,
     and $9.57 and 7.52% for Class 529C, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                           CLASS A                             CLASS B                        CLASS C
                              -------------------------------     -------------------------------   ---------------------------
                              SIX MONTHS     YEAR       PERIOD    SIX MONTHS    YEAR      PERIOD   SIX MONTHS     YEAR       PERIOD
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED      ENDED       ENDED        ENDED
                               11/30/04    5/31/04     5/31/03*    11/30/04   5/31/04    5/31/03*   11/30/04    5/31/04     5/31/03*
                             (UNAUDITED)                         (UNAUDITED)                       (UNAUDITED)
Net asset value, beginning of
period                         $11.94       $10.17     $10.00     $11.82      $10.11     $10.00     $11.81      $10.11      $10.00
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)        $0.06        $0.12      $0.08      $0.02       $0.05      $0.03      $0.02       $0.05      $0.03
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                   0.84         1.73       0.09       0.83        1.70       0.08       0.83        1.70       0.08
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                      $0.90        $1.85      $0.17      $0.85       $1.75      $0.11      $0.85       $1.75      $0.11
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

From net investment income        $--       $(0.08)       $--        $--      $(0.04)       $--        $--      $(0.05)        $--
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                         $12.84       $11.94     $10.17     $12.67      $11.82     $10.11     $12.66      $11.81     $10.11
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)              7.54++      18.21       1.70++     7.19++     17.35       1.10++     7.20++     17.32       1.10++
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##^                      0.45+        0.45       0.45+      1.10+       1.10       1.10+      1.10+       1.10       1.10+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income            0.91+        1.07       1.00+      0.26+       0.43       0.34+      0.26+       0.43       0.33+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                  0(++)        0(++)      1          0(++)       0(++)      1          0(++)       0(++)       1
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                $512,226     $379,702    $85,484   $387,550    $291,788    $71,154   $269,520    $209,448    $40,583
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser has contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.10% of average daily net assets. Prior to
    October 1, 2004, this agreement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.10% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)    $0.05        $0.11      $0.05      $0.02       $0.04     $(0.01)     $0.02       $0.04     $(0.01)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:
Expenses##^                      0.48+        0.53       0.86+      1.13+       1.18       1.51+      1.13+       1.18       1.51+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     0.88+        0.99       0.59+      0.23+       0.35      (0.07)+     0.23+       0.35      (0.08)+
------------------------------------------------------------------------------------------------------------------------------------

   * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                  CLASS I                         CLASS R1                    CLASS R2
                                        ----------------------------    ----------------------------     -----------------
                                      SIX MONTHS    YEAR      PERIOD   SIX MONTHS    YEAR      PERIOD   SIX MONTHS     PERIOD
                                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED       ENDED
                                       11/30/04    5/31/04   5/31/03*   11/30/04    5/31/04   5/31/03**  11/30/04    5/31/04***
                                      (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)
Net asset value, beginning of period   $11.99      $10.20      $10.00    $11.93      $10.18     $9.32^^   $11.90      $11.15
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
Net investment income(S)                $0.08       $0.17       $0.11     $0.05       $0.10      $0.02     $0.03       $0.05
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                           0.85        1.72        0.09      0.84        1.73       0.84      0.84        0.79
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        $0.93       $1.89       $0.20     $0.89       $1.83      $0.86     $0.87       $0.84
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                $--      $(0.10)        $--       $--      $(0.08)       $--       $--      $(0.09)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $12.92      $11.99      $10.20    $12.82      $11.93     $10.18    $12.77      $11.90
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)                         7.76++     18.56        2.00++    7.46++     18.01     9.23^^++    7.31++      7.52++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##^                              0.10+       0.10        0.10+     0.60+       0.60       0.60+     0.85+       0.83+
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                    1.26+       1.46        1.34+     0.76+       0.88       0.72+     0.59+       0.78+
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          0(++)       0(++)       1         0(++)       0(++)      1         0(++)       0(++)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                         $37,808     $24,930     $11,078   $32,669     $19,172     $1,193    $1,331          $6
---------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser has contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.10% of average daily net assets for Class I and Class R1 shares and not greater than 0.35% of average daily net assets for Class R2 shares. Prior to October 1, 2004, this agreement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.10% of average daily net assets for Class I and R1 shares and not greater than
    0.35% of average daily net assets for Class R2 shares. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                   $0.08       $0.16       $0.07     $0.04       $0.09      $0.01     $0.03       $0.05
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##^                              0.13+       0.18        0.51+     0.63+       0.68       1.01+     0.88+       0.91+
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                    1.23+       1.38        0.93+     0.73+       0.80       0.31+     0.56+       0.70+
---------------------------------------------------------------------------------------------------------------------------------
   * For the period from the inception of Class I shares, June 28, 2002, through May 31, 2003.
  ** For the period from the inception of Class R1 shares, December 31, 2002, through May 31, 2003.
 *** For the period from the inception of Class R2 shares, October 31, 2003 through May 31, 2004.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(++) Portfolio turnover percentage is less than 1%.
  ^^ The net asset value and total return previously reported as $9.33 and 9.11%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND
---------------------------------------------------------------------------------------------------------------------------------

                                            CLASS 529A                       CLASS 529B                        CLASS 529C
                                ------------------------------     ------------------------------     -------------------------
                              SIX MONTHS     YEAR      PERIOD    SIX MONTHS    YEAR     PERIOD   SIX MONTHS    YEAR       PERIOD
                                ENDED       ENDED       ENDED      ENDED      ENDED      ENDED     ENDED       ENDED      ENDED
                               11/30/04    5/31/04    5/31/03*    11/30/04   5/31/04   5/31/03*   11/30/04    5/31/04    5/31/03*
                             (UNAUDITED)                        (UNAUDITED)                      (UNAUDITED)
Net asset value, beginning of
period                         $11.90      $10.16     $9.33^^    $11.77      $10.07     $9.31^^    $11.76      $10.08      $9.31^^
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
Net investment income(S)        $0.04       $0.09      $0.06      $0.00+++    $0.02      $0.01      $0.00+++    $0.02       $0.00+++
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                   0.84        1.72       0.77       0.82        1.70       0.75       0.83        1.70        0.77
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                      $0.88       $1.81      $0.83      $0.82       $1.72      $0.76      $0.83       $1.72       $0.77
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income        $--      $(0.07)       $--        $--      $(0.02)       $--        $--      $(0.04)        $--
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                         $12.78      $11.90     $10.16     $12.59      $11.77     $10.07     $12.59      $11.76      $10.08
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)              7.39++     17.79     8.90^^++     6.97++     17.12     8.16^^++     7.06++     17.05      8.27++^^
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##^                      0.70+       0.70       0.70+      1.35+       1.35       1.35+      1.35+       1.35        1.35+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income            0.66+       0.81       0.74+      0.01+       0.18       0.09+      0.01+       0.14        0.06+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                  0(++)       0(++)          1      0(++)       0(++)      1         0(++)       0(++)        1
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                 $18,497     $13,802     $3,510    $16,626     $12,858     $3,623     $9,434      $7,318      $1,760
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser has contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.35% of average daily net assets. Prior to
    October 1, 2004, this agreement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.35% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)   $ 0.04      $ 0.09     $ 0.02     $(0.00)+++  $ 0.01     $(0.02)    $(0.00)+++  $ 0.01      $(0.03)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:
Expenses##^                      0.73+       0.78       1.11+      1.38+       1.43       1.76+      1.38+       1.43        1.76+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     0.63+       0.73       0.33+     (0.02)+      0.10      (0.32)+    (0.02)+      0.06       (0.35)+
------------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class 529A, 529B and 529C shares, July 31, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 (+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
  ^^ The net asset value and total return previously reported as $9.35 and 8.66% for Class 529A, $9.33 and 7.93% for Class 529B,
     and $9.33 and 8.04% for Class 529C, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                           CLASS A                             CLASS B                        CLASS C
                              -------------------------------     -------------------------------   ---------------------------
                              SIX MONTHS     YEAR       PERIOD    SIX MONTHS    YEAR      PERIOD   SIX MONTHS     YEAR       PERIOD
                                ENDED       ENDED       ENDED       ENDED      ENDED      ENDED      ENDED       ENDED        ENDED
                               11/30/04    5/31/04     5/31/03*    11/30/04   5/31/04    5/31/03*   11/30/04    5/31/04     5/31/03*
                             (UNAUDITED)                         (UNAUDITED)                       (UNAUDITED)

Net asset value, beginning of
period                         $12.12       $9.87     $10.00     $12.01       $9.84     $10.00     $11.99       $9.83      $10.00
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment (loss)(S)       $(0.01)     $(0.01)    $(0.02)    $(0.05)     $(0.08)    $(0.07)    $(0.05)     $(0.08)     $(0.07)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments       0.92        2.26      (0.11)      0.90        2.25      (0.09)      0.91        2.24       (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                      $0.91       $2.25      $(0.13)     $0.85       $2.17     $(0.16)     $0.86       $2.16      $(0.17)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                         $13.03      $12.12     $ 9.87     $12.86      $12.01     $ 9.84     $12.85      $11.99      $ 9.83
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)              7.51++     22.80      (1.30)++    7.08++     22.05      (1.60)++    7.17++     21.97       (1.70)++
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##^                      0.45+       0.45       0.45+      1.10+       1.10       1.10+      1.10+       1.10        1.10+
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss             (0.23)+     (0.07)     (0.24)+    (0.88)+     (0.71)     (0.90)+    (0.87)+     (0.71)      (0.91)+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                  1           0(++)      9          1           0(++)      9          1           0(++)       9
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                $235,243    $172,787     $43,541   $134,429   $103,720    $26,215   $106,173     $87,253     $17,460
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser has contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.10% of average daily net assets. Prior to
    October 1, 2004, this agreement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.10% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss            $(0.02)     $(0.02)    $(0.07)    $(0.06)     $(0.09)    $(0.12)    $(0.06)     $(0.09)     $(0.12)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##^                      0.53+       0.55       1.09+      1.18+       1.20       1.74+      1.18+       1.20        1.74+
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss             (0.31)+     (0.17)     (0.88)+    (0.96)+     (0.81)     (1.54)+    (0.95)+     (0.81)      (1.55)+
------------------------------------------------------------------------------------------------------------------------------------

   * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------

                                                  CLASS I                         CLASS R1                    CLASS R2
                                        ----------------------------    ----------------------------     -----------------
                                      SIX MONTHS    YEAR      PERIOD   SIX MONTHS    YEAR      PERIOD   SIX MONTHS     PERIOD
                                         ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED       ENDED
                                       11/30/04    5/31/04   5/31/03*   11/30/04    5/31/04   5/31/03**  11/30/04    5/31/04***
                                      (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)

Net asset value, beginning of period   $12.22       $9.91      $10.00    $12.11       $9.86     $8.92^^   $12.09      $11.13^^
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
Net investment income (loss)(S)         $0.01       $0.03       $0.01    $(0.02)     $(0.03)    $(0.02)   $(0.03)     $(0.02)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments                              0.93        2.28       (0.10)     0.92        2.28       0.96      0.90        0.98
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        $0.94       $2.31      $(0.09)    $0.90       $2.25      $0.94     $0.87       $0.96
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $13.16      $12.22      $ 9.91    $13.01      $12.11     $ 9.86    $12.96      $12.09
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                         7.69++     23.31       (0.90)++   7.43++     22.82     10.54^^++   7.20++    8.63++^^
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##^                              0.10+       0.10        0.10+     0.60+       0.60       0.60+     0.85+       0.83+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)             0.12+       0.28        0.12+    (0.38)+     (0.27)     (0.55)+   (0.62)+     (0.33)+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          1           0(++)       9         1           0(++)      9         1           0(++)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                         $34,041     $23,649      $6,058   $16,352      $6,704       $741      $481          $5
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser has contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.10% of average daily net assets for Class I and Class R1 shares and not greater than 0.35% of average daily net assets for Class R2 shares. Prior to October 1, 2004, this agreement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.10% of average daily net assets for Class I and R1 shares and not greater than
    0.35% of average daily net assets for Class R2 shares. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income
    (loss) per share and the ratios would have been:

Net investment income (loss)           $(0.00)+++  $ 0.02      $(0.04)   $(0.03)     $(0.04)    $(0.04)   $(0.04)     $(0.03)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##^                              0.18+       0.20        0.74+     0.68+       0.70       1.24+     0.93+       0.93+
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)             0.04+       0.18       (0.52)+   (0.46)+     (0.37)     (1.19)+   (0.70)+     (0.43)+
------------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class I shares, June 28, 2002, through May 31, 2003.
  ** For the period from the inception of Class R1 shares, December 31, 2002, through May 31, 2003.
 *** For the period from the inception of Class R2 shares, October 31, 2003, through May 31, 2004.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
  ^^ The net asset value and total return previously reported as $8.94 and 10.29% for Class R1, and $11.12 and 8.72% for Class R2,
     respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                            CLASS 529A                       CLASS 529B                        CLASS 529C
                                ------------------------------     ------------------------------     -------------------------
                              SIX MONTHS     YEAR      PERIOD    SIX MONTHS    YEAR     PERIOD   SIX MONTHS    YEAR       PERIOD
                                ENDED       ENDED       ENDED      ENDED      ENDED      ENDED     ENDED       ENDED      ENDED
                               11/30/04    5/31/04    5/31/03*    11/30/04   5/31/04   5/31/03*   11/30/04    5/31/04    5/31/03*
                             (UNAUDITED)                        (UNAUDITED)                      (UNAUDITED)

Net asset value, beginning
of period                      $12.10        $9.87      $9.13     $11.92       $9.79      $9.13     $11.94       $9.81       $9.13
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment loss(S)         $(0.03)      $(0.04)    $(0.04)    $(0.07)     $(0.11)    $(0.08)    $(0.07)     $(0.11)     $(0.08)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                   0.92         2.27       0.78       0.90        2.24       0.74       0.91        2.24        0.76
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                      $0.89        $2.23      $0.74      $0.83       $2.13      $0.66      $0.84       $2.13       $0.68
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                         $12.99       $12.10      $9.87     $12.75      $11.92      $9.79     $12.78      $11.94       $9.81
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)              7.36++      22.59       8.11++     6.96++     21.76       7.23++     7.04++     21.71        7.45++
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##^                      0.70+        0.70       0.70+      1.35+       1.35       1.35+      1.35+       1.35        1.35+
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss             (0.48)+      (0.33)     (0.50)+    (1.12)+     (0.96)     (1.16)+    (1.13)+     (0.97)      (1.18)+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                  1            0(++)      9          1           0(++)      9          1           0(++)       9
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                 $15,238      $10,690     $2,552    $15,101     $12,133     $2,858     $4,285      $3,087        $807
------------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser has contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.35% of average daily net assets. Prior to
    October 1, 2004, this agreement was effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.35% of average daily net assets. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. In addition, the distributor contractually waived its fee for the periods indicated. Effective November
    1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund (trust, series) for its proportional share of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss            $(0.03)      $(0.05)    $(0.08)    $(0.07)     $(0.12)    $(0.13)    $(0.07)     $(0.12)     $(0.13)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##^                      0.78+        0.80       1.34+      1.43+       1.45       1.99+      1.43+       1.45        1.99+
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss             (0.56)+      (0.43)     (1.14)+    (1.20)+     (1.06)     (1.80)+    (1.21)+     (1.07)      (1.82)+
------------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class 529A, 529B and 529C shares, July 31, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
 (+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each fund is a "fund of funds", which invests the majority of its assets in other MFS equity, fixed income and money market mutual funds (underlying funds), which in turn may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

Investment Valuations - Investments in the underlying funds are valued at the net asset value per share of each underlying fund as of the close of the regular trading on the New York Stock Exchange. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

Short Term Fees - For purchases made on or after July 1, 2004, each fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Each fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See each fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the six months ended November 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

The tax character of distributions declared for the year ended May 31, 2004 was as follows:

MFS CONSERVATIVE ALLOCATION FUND

         Distributions declared from:
         Ordinary income                                   $4,486,694
         -------------------------------------------------------------
         Long-term capital gain                                   593
         -------------------------------------------------------------
         Total distributions declared                      $4,487,287
         -------------------------------------------------------------

         MFS MODERATE ALLOCATION FUND

         Distributions declared from:
         Ordinary income                                   $7,569,517
         -------------------------------------------------------------
         Long-term capital gain                                   615
         -------------------------------------------------------------
         Total distributions declared                      $7,570,132
         -------------------------------------------------------------

         MFS GROWTH ALLOCATION FUND

         Distributions declared from:
         Ordinary income                                   $3,272,306
         -------------------------------------------------------------
         Long-term capital gain                                    --
         -------------------------------------------------------------
         Total distributions declared                      $3,272,306
         -------------------------------------------------------------

         MFS AGGRESSIVE GROWTH ALLOCATION FUND

         Distributions declared from:
         Ordinary income                                          $--
         -------------------------------------------------------------
         Long-term capital gain                                    --
         -------------------------------------------------------------
         Total distributions declared                             $--
         -------------------------------------------------------------

Each fund paid no distributions for the period ended May 31, 2003.

As of May 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

         MFS CONSERVATIVE ALLOCATION FUND

         Undistributed ordinary income                     $2,344,460
         -------------------------------------------------------------
         Undistributed long-term capital gain                  13,956
         -------------------------------------------------------------
         Unrealized appreciation                           17,914,232
         -------------------------------------------------------------

         MFS MODERATE ALLOCATION FUND

         Undistributed ordinary income                     $3,934,541
         -------------------------------------------------------------
         Undistributed long-term capital gain                  64,983
         -------------------------------------------------------------
         Unrealized appreciation                           73,264,855
         -------------------------------------------------------------

         MFS GROWTH ALLOCATION FUND

         Undistributed ordinary income                     $1,288,073
         -------------------------------------------------------------
         Undistributed long-term capital gain                 162,640
         -------------------------------------------------------------
         Unrealized appreciation                           84,725,124
         -------------------------------------------------------------

         MFS AGGRESSIVE GROWTH ALLOCATION FUND

         Undistributed ordinary income                            $--
         -------------------------------------------------------------
         Undistributed long-term capital gain                  97,204
         -------------------------------------------------------------
         Unrealized appreciation                           48,706,463
         -------------------------------------------------------------

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of each fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

Investment Adviser - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The investment adviser has contractually agreed to pay all of each fund's operating expenses, exclusive of management and distribution and service fees such that each fund's aggregate expenses do not exceed 0.10% of average daily net assets for Class A, Class B, Class C, Class I and Class R1 shares and not greater than 0.35% of average daily net assets for Class R2, Class 529A, Class 529B and Class 529C shares. Prior to October 1, 2004, this arrangement was effected by MFS bearing all of each fund's other expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.10% of average daily net assets for Class A, Class B, Class C, Class I and Class R1 shares and not greater than 0.35% of average daily net assets for Class R2, Class 529A, Class 529B and Class 529C shares. To the extent that the expense reimbursement fee exceeded each fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. The fund will not be required to reimburse MFS for the following expenses borne under this agreement that expired on October 1, 2004:

                                                            AGGREGATE
                                                         UNREIMBURSED
                                                             EXPENSES

         MFS Conservative Allocation Fund                    $342,420
         ------------------------------------------------------------
         MFS Moderate Allocation Fund                        $515,488
         ------------------------------------------------------------
         MFS Growth Allocation Fund                          $750,531
         ------------------------------------------------------------
         MFS Aggressive Growth Allocation Fund               $465,318
         ------------------------------------------------------------

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests.

Each fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of each fund, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

Each fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a portional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, each fund paid MFS an administrative fee up to the following annual percentage rates of each fund's average daily net assets:

         First $2 billion                                      0.0175%
         -------------------------------------------------------------
         Next $2.5 billion                                     0.0130%
         -------------------------------------------------------------
         Next $2.5 billion                                     0.0005%
         -------------------------------------------------------------
         In excess of $7 billion                               0.0000%
         -------------------------------------------------------------

Effective April 1, 2004, each fund paid MFS an administrative fee up to the following annual percentage rates of each fund's average daily net assets:

         First $2 billion                                     0.01120%
         -------------------------------------------------------------
         Next $2.5 billion                                    0.00832%
         -------------------------------------------------------------
         Next $2.5 billion                                    0.00032%
         -------------------------------------------------------------
         In excess of $7 billion                              0.00000%
         -------------------------------------------------------------

For the six months ended November 30, 2004, each fund paid MFS the following amounts and percentages of average daily net assets, to partially reimburse MFS for the costs of providing administrative services:

                                                       ADMINISTRATIVE
                                                                  FEE

         MFS Conservative Allocation Fund                     $12,547
         ------------------------------------------------------------
         MFS Moderate Allocation Fund                          32,809
         ------------------------------------------------------------
         MFS Growth Allocation Fund                            30,096
         ------------------------------------------------------------
         MFS Aggressive Growth Allocation Fund1                 3,117
         ------------------------------------------------------------

                                                        PERCENTAGE OF
                                                        AVERAGE DAILY
                                                           NET ASSETS

         MFS Conservative Allocation Fund                     0.00558
         ------------------------------------------------------------
         MFS Moderate Allocation Fund                         0.00556
         ------------------------------------------------------------
         MFS Growth Allocation Fund                           0.00552
         ------------------------------------------------------------
         MFS Aggressive Growth Allocation Fund                0.00552
         ------------------------------------------------------------

In addition to the administrative services provided by MFS to each fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. Each fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2004, as its portion of the sales charge on sales of Class A and Class 529A shares of each fund.

         MFS CONSERVATIVE ALLOCATION FUND

         Class A                                             $163,357
         ------------------------------------------------------------
         Class 529A                                           $10,046
         ------------------------------------------------------------

         MFS MODERATE ALLOCATION FUND

         Class A                                             $437,003
         ------------------------------------------------------------
         Class 529A                                           $31,358
         ------------------------------------------------------------

         MFS GROWTH ALLOCATION FUND

         Class A                                             $406,876
         ------------------------------------------------------------
         Class 529A                                           $30,980
         ------------------------------------------------------------

         MFS AGGRESSIVE GROWTH ALLOCATION FUND

         Class A                                             $121,321
         ------------------------------------------------------------
         Class 529A                                           $29,178
         ------------------------------------------------------------

The Trustees have adopted a distribution plan for each fund's Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B, and Class 529C shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                      CLASS A     CLASS B     CLASS C     CLASS R1    CLASS R2   CLASS 529A  CLASS 529B  CLASS 529C
Distribution Fee                       0.10%       0.75%       0.75%       0.25%       0.25%       0.25%       0.75%       0.75%
-----------------------------------------------------------------------------------------------------------------------------------
Service Fee                            0.25%       0.25%       0.25%       0.25%       0.25%       0.25%       0.25%       0.25%
-----------------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                0.35%       1.00%       1.00%       0.50%       0.50%       0.50%       1.00%       1.00%
-----------------------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended November 30, 2004 amounted to:

                                                                         SERVICE FEE RETAINED BY MFD
                                      --------------------------------------------------------------------------------------------
                                      CLASS A     CLASS B     CLASS C     CLASS R1    CLASS R2   CLASS 529A  CLASS 529B  CLASS 529C
MFS Conservative Allocation Fund      $11,172        $25         $77        $--          $--         $294       $35         $92
------------------------------------------------------------------------------------------------------------------------------------
MFS Moderate Allocation Fund           13,823        128         354          2          13           858        15          26
------------------------------------------------------------------------------------------------------------------------------------
MFS Growth Allocation Fund              7,292         79         165          3          13           808        17          85
------------------------------------------------------------------------------------------------------------------------------------
MFS Aggressive Growth Allocation Fund   9,232         81          28         --          14         1,508        23          42
------------------------------------------------------------------------------------------------------------------------------------

Fees incurred under each fund's distribution plan during the six months ended November 30, 2004 were as follows:

                                      CLASS A     CLASS B     CLASS C     CLASS R1    CLASS R2   CLASS 529A  CLASS 529B  CLASS 529C
Effective Annual Percentage Rates      0.35%       1.00%       1.00%       0.50%       0.50%       0.35%       1.00%       1.00%
-----------------------------------------------------------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of each fund's Class 529A distribution fee that is not currently being charged will be implemented on such date as the Trustees of the trust may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class
B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase.
MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended November
30, 2004 were as follows:

                                                          CLASS A     CLASS B     CLASS C    CLASS 529A    CLASS 529B    CLASS 529C
MFS Conservative Allocation Fund                           $1,857    $175,254     $25,009           $--        $4,179      $206
------------------------------------------------------------------------------------------------------------------------------------
MFS Moderate Allocation Fund                               11,436     412,958      67,669            --         5,974       105
------------------------------------------------------------------------------------------------------------------------------------
MFS Growth Allocation Fund                                  7,854     301,010      47,396             5         6,553       137
------------------------------------------------------------------------------------------------------------------------------------
MFS Aggressive Growth Allocation Fund                       7,122      96,359          --             7         4,995        65
------------------------------------------------------------------------------------------------------------------------------------

Each fund has and may from time to time enter into contracts with program managers and other parties that administer the tuition programs through which an investment in the fund's 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from each fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees each fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, is reimbursed by each fund for shareholder servicing out-of-pocket expenses. For the six months ended November 30, 2004, such expenses amounted to:

         MFS Conservative Allocation Fund                     $41,360
         ------------------------------------------------------------
         MFS Moderate Allocation Fund                         108,478
         ------------------------------------------------------------
         MFS Growth Allocation Fund                           140,941
         ------------------------------------------------------------
         MFS Aggressive Growth Allocation Fund                 32,399
         ------------------------------------------------------------

Also included in shareholder servicing costs are expenses made to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of funds within the MFS Family of Funds (excluding the MFS Money Market Fund) aggregated as follows:

                                                                        MFS
                      MFS              MFS              MFS          AGGRESSIVE
                 CONSERVATIVE       MODERATE          GROWTH           GROWTH
                  ALLOCATION       ALLOCATION       ALLOCATION       ALLOCATION
                     FUND             FUND             FUND             FUND

Purchases          $75,874,428     $201,622,051     $246,566,479    $105,721,883
--------------------------------------------------------------------------------
Sales                2,964,901          487,125          157,882       3,440,399
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:

                                                                                                          MFS
                                                        MFS              MFS              MFS          AGGRESSIVE
                                                   CONSERVATIVE       MODERATE          GROWTH           GROWTH
                                                    ALLOCATION       ALLOCATION       ALLOCATION       ALLOCATION
                                                       FUND             FUND             FUND             FUND
Aggregate cost                                      $460,217,369   $1,192,002,591   $1,120,921,234    $473,061,584
-------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                        $39,626,970     $145,385,673     $168,727,556     $88,828,514
-------------------------------------------------------------------------------------------------------------------
Gross unrealized depreciation                         (5,042,003)      (4,687,731)      (1,743,278)             --
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                          $34,584,967     $140,697,942     $166,984,278     $88,828,514
-------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund's shares were as follows:

                                MFS CONSERVATIVE            MFS MODERATE               MFS GROWTH           MFS AGGRESSIVE GROWTH
                                ALLOCATION FUND           ALLOCATION FUND           ALLOCATION FUND            ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

Six months ended 11/30/04     SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
Shares sold                 5,086,388   $56,080,571   11,019,524  $128,085,523  11,533,563  $139,417,927  72,965,815    $6,026,491
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired
                           (2,075,303)  (22,923,515) (4,011,448)  (46,453,036) (3,439,857)  (41,480,692) (26,979,454)   (2,223,196)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                3,011,085   $33,157,056   7,008,076   $81,632,487   8,093,706   $97,937,235   45,986,361    $3,803,295
------------------------------------------------------------------------------------------------------------------------------------

Year ended 5/31/04

Shares sold                12,688,249  $135,967,429  30,963,222  $343,737,385  30,426,755  $350,375,008   12,852,065  $147,494,365
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                 163,891     1,771,665     286,252     3,231,814     126,030     1,472,027           --            --
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired          (4,310,228)  (46,562,405) (7,073,532)  (79,352,251) (7,151,313)  (84,190,560)  (3,011,896)  (34,769,532)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                8,541,912   $91,176,689  24,175,942  $267,616,948  23,401,472  $267,656,475    9,840,169  $112,724,833
------------------------------------------------------------------------------------------------------------------------------------

                                MFS CONSERVATIVE            MFS MODERATE               MFS GROWTH           MFS AGGRESSIVE GROWTH
                                ALLOCATION FUND           ALLOCATION FUND           ALLOCATION FUND            ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

Six months ended 11/30/04     SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT

Shares sold                 2,608,948   $28,473,170   6,874,239   $78,951,921   7,782,922   $92,751,686   33,258,584    $2,781,263
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired          (1,326,293)  (14,512,575) (2,480,745)  (28,528,648) (1,878,765)  (22,430,491)  (11,553,208)    (966,646)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                1,282,655   $13,960,595   4,393,494   $50,423,273   5,904,157   $70,321,195   21,705,376    $1,814,617
------------------------------------------------------------------------------------------------------------------------------------

Year ended 5/31/04

Shares sold                 8,367,645   $89,027,583   21,974,531  $241,708,405  19,538,686  $220,497,675   6,999,096   $79,516,147
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                 106,285     1,142,564     170,459     1,916,512      58,081       673,145           --            --
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired          (2,191,734)  (23,378,475) (2,774,732)  (30,861,521) (1,952,635)  (22,519,889)  (1,024,569)  (11,806,872)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                6,282,196   $66,791,672  19,370,258  $212,763,396  17,644,132  $198,650,931    5,974,527   $67,709,275
------------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Six months ended 11/30/04

Shares sold                 2,115,238   $23,083,070   5,013,022   $57,588,927   5,041,192   $60,187,124   23,390,458    $1,955,803
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired            (928,666)  (10,174,598) (1,845,440)  (21,208,444) (1,485,487)  (17,678,661) (11,523,026)     (966,381)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                1,186,572   $12,908,472   3,167,582   $36,380,483   3,555,705   $42,508,463   11,867,432      $989,422
------------------------------------------------------------------------------------------------------------------------------------

Year ended 5/31/04

Shares sold                 6,319,370   $67,210,967  16,017,616  $175,991,467  15,031,681  $169,602,827    6,429,469   $72,690,211
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                  62,194       668,586      91,958     1,032,696      37,317       432,490           --            --
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired          (1,248,588)  (13,398,146) (1,686,319)  (18,837,021) (1,353,698)  (15,583,367)    (930,794)  (10,592,703)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                5,132,976   $54,481,407  14,423,255  $158,187,142  13,715,300  $154,451,950    5,498,675   $62,097,508
------------------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Six months ended 11/30/04

Shares sold                   411,157    $4,577,149     744,120    $8,743,332   1,115,185   $13,640,292   12,619,541    $1,026,840
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired            (155,901)   (1,739,020)   (255,159)   (2,983,014)   (267,351)   (3,257,527)  (4,576,001)     (374,530)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                  255,256    $2,838,129     488,961    $5,760,318     847,834   $10,382,765    8,043,540      $652,310
------------------------------------------------------------------------------------------------------------------------------------

Year ended 5/31/04

Shares sold                   610,867    $6,615,402   1,431,016   $15,919,301   1,424,508   $16,014,267    1,792,971   $20,598,544
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                  13,250       143,767      23,006       261,340      14,665       171,728           --            --
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired            (455,724)   (4,906,709)   (628,968)   (7,015,335)   (446,340)   (5,057,219)    (469,007)   (5,391,039)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                  168,393    $1,852,460     825,054    $9,165,306     992,833   $11,128,776    1,323,964   $15,207,505
------------------------------------------------------------------------------------------------------------------------------------

                                MFS CONSERVATIVE            MFS MODERATE               MFS GROWTH           MFS AGGRESSIVE GROWTH
                                ALLOCATION FUND           ALLOCATION FUND           ALLOCATION FUND            ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES

Six months ended 11/30/04     SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT

Shares sold                   341,588    $3,767,418   1,136,701   $13,100,037   1,185,291   $14,234,963   11,791,400      $976,768
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired            (171,061)   (1,873,589)   (340,389)   (3,950,567)   (243,556)   (2,948,825)  (3,321,050)     (273,038)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                  170,527    $1,893,829     796,312    $9,149,470     941,735   $11,286,138    8,470,350      $703,730
------------------------------------------------------------------------------------------------------------------------------------

Year ended 5/31/04

Shares sold                   857,236    $9,133,885   3,633,442   $40,916,134   1,673,147   $19,192,147      610,048    $7,069,182
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                   7,078        76,300       8,270        93,200       4,656        54,339           --            --
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired
                             (333,973)   (3,574,925) (1,477,488)  (16,746,437)   (187,570)   (2,174,879)    (131,540)   (1,526,584)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                  530,341    $5,635,260   2,164,224   $24,262,897   1,490,233   $17,071,607      478,508    $5,542,598
------------------------------------------------------------------------------------------------------------------------------------

CLASS R2 SHARES

Six months ended 11/30/04

Shares sold                    10,191      $111,139     127,284    $1,440,860     105,483    $1,261,078      462,225       $38,949
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                 (58)         (639)    (58,480)     (660,598)     (1,863)      (23,093)     (29,525)       (2,316)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                   10,133      $110,500      68,804      $780,262     103,620    $1,237,985      432,700       $36,633
------------------------------------------------------------------------------------------------------------------------------------

Period ended 5/31/04*

Shares sold                     1,153       $12,485      96,118    $1,115,505     537.876        $6,062          451        $5,020
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                       8            90           6            65       3.360            39           --            --
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                  --            --      (1,165)      (13,187)         --            --           --            --
------------------------------------------------------------------------------------------------------------------------------------
Net increase                    1,161       $12,575      94,959    $1,102,383     541.236        $6,101          451        $5,020
------------------------------------------------------------------------------------------------------------------------------------

CLASS 529A SHARES

Six months ended 11/30/04

Shares sold                   242,354    $2,678,053     463,243    $5,352,747     432,037    $5,192,304    4,367,740      $361,939
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired             (46,315)     (510,255)   (161,314)   (1,852,409)   (144,676)   (1,728,875)    (867,359)      (72,145)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                  196,039    $2,167,798     301,929    $3,500,338     287,361    $3,463,429    3,500,381      $289,794
------------------------------------------------------------------------------------------------------------------------------------

Year ended 5/31/04

Shares sold                   362,582    $3,910,090     931,946   $10,396,861     901,887   $10,352,380      728,529    $8,397,821
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                   6,202        66,978       8,965       101,121       4,312        50,233           --            --
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired             (72,822)     (784,537)   (162,569)   (1,845,424)    (91,770)   (1,071,214)    (103,426)   (1,199,968)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                  295,962    $3,192,531     778,342    $8,652,558     814,429    $9,331,399      625,103    $7,197,853
------------------------------------------------------------------------------------------------------------------------------------

                                MFS CONSERVATIVE            MFS MODERATE               MFS GROWTH           MFS AGGRESSIVE GROWTH
                                ALLOCATION FUND           ALLOCATION FUND           ALLOCATION FUND            ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS 529B SHARES

Six months ended 11/30/04     SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
Shares sold                    23,324      $255,925     223,111    $2,547,700     356,341    $4,209,064    3,560,580      $300,688
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired             (13,480)     (145,108)    (31,703)     (364,624)   (128,906)   (1,518,594)  (1,576,833)     (134,139)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                    9,844      $110,817     191,408    $2,183,076     227,435    $2,690,470    1,983,747      $166,549
------------------------------------------------------------------------------------------------------------------------------------

Year ended 5/31/04

Shares sold                    67,424      $711,798     365,090    $4,047,398     871,910    $9,810,387      809,901    $9,119,073
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                   1,125        12,077       2,075        23,273       1,580        18,252           --            --
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired             (29,193)     (309,055)    (22,174)     (244,549)   (140,453)   (1,607,244)     (83,730)     (976,228)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                   39,356      $414,820     344,991    $3,826,122     733,037    $8,221,395      726,171    $8,142,845
------------------------------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Six months ended 11/30/04

Shares sold                   142,969    $1,555,447     201,182    $2,310,364     158,834    $1,894,520    1,084,581       $90,703
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired             (44,456)     (484,692)    (75,916)     (869,460)    (31,850)     (376,201)    (162,245)      (13,801)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                   98,513    $1,070,755     125,266    $1,440,904     126,984    $1,518,319      922,336       $76,902
------------------------------------------------------------------------------------------------------------------------------------

Year ended 5/31/04

Shares sold                   320,213    $3,419,672     483,031    $5,340,993     471,542    $5,357,544      200,181    $2,273,274
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                   3,757        40,270       3,314        37,184       1,338        15,455           --            --
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired             (29,280)     (316,235)    (75,397)     (841,748)    (25,301)     (282,177)     (23,919)     (278,421)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                  294,690    $3,143,707     410,948    $4,536,429     447,579    $5,090,822      176,262    $1,994,853
------------------------------------------------------------------------------------------------------------------------------------

* For the period from the inception of Class R2 shares, October 31, 2003 through May 31, 2004.

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each fund for the six months ended November 30, 2004, and is included in miscellaneous expense, was as follows:

                                                       COMMITMENT FEE

         MFS Conservative Allocation Fund                      $1,617
         ------------------------------------------------------------
         MFS Moderate Allocation Fund                           4,008
         ------------------------------------------------------------
         MFS Growth Allocation Fund                             3,939
         ------------------------------------------------------------
         MFS Aggressive Growth Allocation Fund                  1,562
         ------------------------------------------------------------

Each fund had no significant borrowings during the year.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS retail fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the MFS funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, PIMCO), No. 1:04-md-15863 (transfer began March 19, 2004)). Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25,
2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

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PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylson Street, Boston, MA 02116.

                                                             AAF-SEM  1/05 230M

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board, to the Board. Shareholders may mail written recommendations to MFS Series Trust X, Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, Attention Jeffrey N. Carp, Secretary of the Trust. Shareholder communications must be in writing and be signed by the shareholder and identify the series of the Registrant to which they relate. Such recommendations must be accompanied by the candidate's biographical and occupational data (including whether the candidate would be an "interested person" of the Registrant), a written consent of the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the series of the Registrant to which the recommendation relates and a description of any arrangements or understandings regarding recommendation of the candidate for consideration.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X
             ------------------------------------------------------------------

By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President

Date: January 21, 2005
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President (Principal Executive Officer)

Date: January 21, 2005
      ----------------

By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 21, 2005
      ----------------


* Print name and title of each signing officer under his or her signature.